UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number:  811-09997

Baird Funds, Inc.
(Exact name of Registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report –
Baird Funds
June 30, 2014

Baird Ultra Short Bond Fund
Baird Short-Term Bond Fund
Baird Intermediate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Aggregate Bond Fund
Baird Core Plus Bond Fund

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Table of Contents

Baird Ultra Short Bond Fund	3
Baird Short-Term Bond Fund	11
Baird Intermediate Bond Fund	19
Baird Intermediate Municipal Bond Fund	27
Baird Aggregate Bond Fund	38
Baird Core Plus Bond Fund	46
Additional Information on Fund Expenses	54
Statements of Assets and Liabilities	56
Statements of Operations	58
Statements of Changes in Net Assets	60
Financial Highlights	66
Notes to the Financial Statements	78
Additional Information	91

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Ultra Short Bond Fund
June 30, 2014 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$14,151,178

	SEC 30-Day
	Yield(3)
	Institutional Class (Subsidized)	1.17%
	Institutional Class
	(Unsubsidized)	1.02%
	Investor Class (Subsidized)	0.92%
	Investor Class (Unsubsidized)	0.77%

	Average
	Effective
	Duration	0.58 years

	Average
	Effective
	Maturity	0.59 years

	Annualized Portfolio
Sector Weightings(1)	Expense Ratio:(4)
	Gross
	Institutional Class	0.30%
	Investor Class	0.55%(5)

	Net
	Institutional Class	0.15%
	Investor Class	0.40%(5)

	Portfolio
	Turnover
	Rate	31.8%(6)

	Number of
	Holdings	79

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2014.
(4)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2015.  The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Ultra Short Bond Fund
June 30, 2014 (Unaudited)

Total Returns

	Six	Since
For the Periods Ended June 30, 2014	Months	Inception(1)
Institutional Class Shares	1.14%	1.14%
Investor Class Shares	1.03%	1.03%
Barclays U.S. Short-Term Government/Corporate Index(2)	0.12%	0.12%

(1)	For the period from December 31, 2013 (commencement of operations) through June 30, 2014.
(2)
The Barclays U.S. Short-Term Government/Corporate Index is an unmanaged, market value weighted index of investment grade, fixed debt including government and corporate securities with maturities less than one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as junk bonds).  While these types of securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
United States Treasury Note/Bond
0.500%, 06/30/2016	$250,000	$250,215	1.8%
Total U.S. Treasury Securities
(Cost $249,991)		250,215	1.8%
Taxable Municipal Bonds
Cook County School District No 144 Prairie Hills
1.500%, 12/01/2016	250,000	249,410	1.8%
Louisiana Local Government Environmental
Facilities & Community Development Auth.
1.520%, 02/01/2018	249,463	251,249	1.8%
Madison County Community
Unit School District No 12 Madison
1.950%, 01/01/2017	200,000	199,710	1.4%
Other Taxable Municipal Bonds#		330,598	2.3%
Total Taxable Municipal Bonds
(Cost $1,029,358)		1,030,967	7.3%
Other Government Related Securities
CNPC General Capital Ltd
1.125%, 05/14/2017 (Acquired 05/07/2014,
Cost $250,000)* f	250,000	250,700	1.7%
EDF
0.688%, 01/20/2017 (Acquired 01/13/2014,
Cost $250,000) * f	250,000	251,014	1.8%
Petrobras Global Finance B.V.
2.592%, 03/17/2017 f	250,000	252,975	1.8%
The Export-Import Bank of Korea
0.977%, 01/14/2017 f	250,000	251,692	1.8%
Total Other Government Related Securities
(Cost $1,000,000)		1,006,381	7.1%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Corporate Bonds
Industrials
Amgen Inc.
0.608%, 05/22/2017	$250,000	$250,141	1.8%
Anglo American Capital PLC
1.176%, 04/15/2016 (Acquired 04/08/2014,
Cost $200,000)* f	200,000	200,635	1.4%
Bunge Limited Finance Corp.
5.100%, 07/15/2015	250,000	260,394	1.8%
Fiserv, Inc.:
3.125%, 10/01/2015	75,000	77,155	0.5%
3.125%, 06/15/2016	175,000	181,795	1.3%
Glencore Canada Corporation
5.375%, 06/01/2015 f	200,000	208,034	1.5%
Total Capital International
0.580%, 06/19/2019 f	250,000	249,998	1.8%
Verizon Communications, Inc.
1.981%, 09/14/2018	250,000	263,764	1.9%
Volkswagen Group of America Finance, LLC
0.595%, 05/23/2017 (Acquired 05/15/2014,
Cost $250,000)*	250,000	250,282	1.8%
Other Industrials#~		265,114	1.8%
Total Industrials (Cost $2,204,169)		2,207,312	15.6%
Utility
Enbridge Inc.
0.678%, 06/02/2017 f	250,000	250,503	1.8%
Midcontinent Express Pipeline LLC
5.450%, 09/15/2014 (Acquired 01/09/2014,
Cost $201,710)*	200,000	201,209	1.4%
Spectra Energy Capital LLC
5.668%, 08/15/2014	250,000	251,665	1.8%
Trans-Allegheny Interstate Line Company
4.000%, 01/15/2015 (Acquired 01/07/2014
through 06/16/2014, Cost $354,877)*	350,000	355,747	2.5%
Other Utility#~		246,641	1.7%
Total Utility (Cost $1,304,809)		1,305,765	9.2%
Finance
ABN AMRO Bank N.V.
1.028%, 10/28/2016 (Acquired 01/03/2014,
Cost $225,747)* f	225,000	226,953	1.6%
AmSouth Bank
Series AI, 5.200%, 04/01/2015	150,000	154,739	1.1%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Banco Santander-Chile
1.126%, 04/11/2017 (Acquired 04/08/2014,
Cost $200,000)* f	$200,000	$200,000	1.4%
BPCE
1.073%, 02/10/2017 f	250,000	252,123	1.8%
Commonwealth Bank of Australia
0.830%, 10/08/2015 (Acquired 01/03/2014,
Cost $199,800)* f	200,000	199,928	1.4%
Credit Agricole S.A.
1.078%, 10/03/2016 (Acquired 01/03/2014,
Cost $250,528)* f	250,000	251,392	1.8%
Deutsche Bank Aktiengesellschaft
0.834%, 02/13/2017 f	150,000	150,698	1.1%
Dresdner Bank AG
7.250%, 09/15/2015 f	150,000	159,180	1.1%
First Tennessee Bank, National Association
5.050%, 01/15/2015	250,000	255,559	1.8%
General Electric Capital Corporation
0.737%, 01/14/2019	250,000	252,349	1.8%
J.P. Morgan Chase & Co.
Series 1, 0.858%, 01/28/2019	250,000	251,122	1.8%
Kookmin Bank
1.103%, 01/27/2017 (Acquired 01/21/2014,
Cost $250,000)* f	250,000	251,364	1.8%
Macquarie Bank Limited
1.021%, 03/24/2017 (Acquired 03/18/2014,
Cost $200,000)* f	200,000	200,643	1.4%
Marsh & McLennan Companies, Inc.
5.375%, 07/15/2014	165,000	165,298	1.2%
Mizuho Bank, Ltd.
0.659%, 04/16/2017 (Acquired 04/09/2014,
Cost $200,000)* f	200,000	200,165	1.4%
Morgan Stanley
1.079%, 01/24/2019	250,000	251,672	1.8%
National Australia Bank Limited
0.730%, 10/08/2015 (Acquired 01/03/2014,
Cost $199,860)* f	200,000	199,953	1.4%
Nomura Holdings, Inc.
5.000%, 03/04/2015 f	250,000	257,007	1.8%
Rabobank Nederland
0.481%, 03/07/2016 (Acquired 01/03/2014,
Cost $249,625)* f	250,000	250,524	1.8%
SunTrust Bank
0.533%, 04/01/2015	150,000	149,967	1.0%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
The Goldman Sachs Group, Inc.
1.324%, 11/15/2018	$250,000	$253,414	1.8%
Willis North America, Inc.
5.625%, 07/15/2015	237,000	248,334	1.7%
Other Finance#~		153,637	1.1%
Total Finance
(Cost $4,921,424)		4,936,021	34.9%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae Pool
5.500%, 11/01/2017	296,448	314,847	2.2%
Federal Gold Loan Mortgage Corporation (FGLMC)
5.000%, 12/01/2017	174,468	185,197	1.3%
Federal National Mortgage Association (FNMA):
5.000%, 10/01/2017	179,665	190,592	1.4%
5.000%, 11/01/2017	145,169	153,989	1.1%
5.000%, 12/01/2017	125,502	133,125	0.9%
Total U.S. Government Agency Issues
(Cost $650,932)		977,750	6.9%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
5.000%-5.500%, 06/25/2018-02/25/2019	183,771	189,671	1.3%
Other Non-U.S. Government Agency Issues#		393,199	2.8%
Total Non-U.S. Government Agency Issues
(Cost $577,606)		582,870	4.1%
Asset Backed Securities
Accredited Mortgage Loan Trust
Series 2005-3, Class A1, 0.390%, 09/25/2035	192,959	191,834	1.4%
Capital Auto Receivables Asset Trust
Series 2014-1, Class A1B, 0.503%, 05/20/2016	200,000	200,140	1.4%
First Franklin Mortgage Loan Trust
Series 2004-FF7, Class A1, 0.792%, 09/25/2034	225,333	224,807	1.6%
JP Morgan Mortgage Acquisition Trust
Series 2007-CH3, Class A3, 0.302%, 03/25/2037	236,238	232,129	1.6%
Morgan Stanley Home Equity Loan Trust
Series 2006-2, Class A3, 0.322%, 02/25/2036	164,381	162,390	1.1%
Specialty Underwriting & Residential Finance Trust
Series 2006-BC1, Class A2C, 0.352%, 12/25/2036	196,709	194,312	1.4%
Other Asset Backed Securities#		356,269	2.5%
Total Asset Backed Securities
(Cost $1,559,730)		1,561,881	11.0%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Commercial Mortgage-Backed Securities
Other Commercial Mortgage Backed Securities#		$20,585	0.2%
Total Commercial Mortgage Backed Securities
(Cost $333,484)		20,585	0.2%
Total Long-Term Investments
(Cost $13,831,503)		13,879,747	98.1%
Short-Term Investments
	Shares
Money Market Mutual Fund
Dreyfus Institutional Cash Advantage Fund, 0.06%«	202,229	202,229	1.4%
Total Short-Term Investment
(Cost $202,229)		202,229	1.4%
Total Investments
(Cost $14,033,732)		14,081,976	99.5%
Other Assets in Excess of Liabilities		69,202	0.5%
TOTAL NET ASSETS		$14,151,178	100.0%
Notes to Summary Schedule of Investments
*	Restricted Security Deemed Liquid
f	Foreign Security
«	7-Day Yield
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $269,895 representing 1.91% of net assets.

Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Summary of Fair Value Exposure at June 30, 2014 (Unaudited) (cont.)

Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$—	$250,215	$—	$250,215
Taxable Municipal Bonds	—	1,030,967	—	1,030,967
Other Government Related Securities	—	1,006,381	—	1,006,381
Corporate Bonds	—	8,449,098	—	8,449,098
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	977,750	—	977,750
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	582,870	—	582,870
Asset Backed Securities	—	1,561,881	—	1,561,881
Commercial Mortgage-Backed Securities	—	20,585	—	20,585
Total Fixed Income	—	13,879,747	—	13,879,747
Short-Term Investment
Money Market Mutual Fund	202,229	—	—	202,229
Total Short-Term Investment	202,229	—	—	202,229
Total Investments	$202,229	$13,879,747	$—	$14,081,976

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
June 30, 2014 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$2,190,675,149

	SEC 30-Day
	Yield(3)
	Institutional Class	1.29%
	Investor Class	1.04%

	Average
	Effective
	Duration	1.95 years

	Average
	Effective
	Maturity	1.97 years

	Annualized
	Expense
	Ratio
Sector Weightings(1)	Institutional Class	0.30%
	Investor Class	0.55%(4)

	Portfolio
	Turnover
	Rate	26.5%(5)

	Number of
	Holdings	489

(1)	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2014.
(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Short-Term Bond Fund
June 30, 2014 (Unaudited)

Total Returns

			Average Annual
				Since	Since
	Six	One	Five	Inception	Inception
For the Periods Ended June 30, 2014	Months	Year	Years	(8/31/04)	(9/19/12)
Institutional Class Shares	1.32%	2.49%	3.48%	3.25%	N/A
Investor Class Shares	1.20%	2.25%	N/A	N/A	1.68%
Barclays 1-3 Year U.S. Government/
Credit Bond Index(1)	0.56%	1.14%	1.73%	2.89%	0.80%

(1)
The Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
0.500%, 06/30/2016	$9,750,000	$9,758,375	0.4%
2.375%, 07/31/2017@	17,850,000	18,633,722	0.9%
2.250%, 07/31/2018@	225,000,000	233,226,450	10.7%
Total U.S. Treasury Securities
(Cost $260,877,726)		261,618,547	12.0%
Taxable Municipal Bonds
New Jersey Economic Development Authority
2.421%, 06/15/2018	10,000,000	10,083,100	0.5%
Rhode Island Housing & Mortgage Finance Corp/RI
3.000%, 10/01/2034 (Callable 10/01/2022)	12,500,000	12,666,125	0.6%
Other Taxable Municipal Bonds#		41,754,784	1.9%
Total Taxable Municipal Bonds
(Cost $64,139,765)		64,504,009	3.0%
Other Government Related Securities
Electricite de France Societe anonyme
0.688%, 01/20/2017 (Acquired 01/13/2014,
Cost $9,750,000)* f	9,750,000	9,789,527	0.4%
Other Government Related Securities#~		64,810,415	3.0%
Total Other Government Related Securities
(Cost $74,002,011)		74,599,942	3.4%
Corporate Bonds
Industrials
AbbVie Inc.
1.750%, 11/06/2017	9,949,000	10,003,262	0.5%
Dollar General Corporation
4.125%, 07/15/2017	17,221,000	18,433,789	0.8%
Ford Motor Credit Company LLC
6.625%, 08/15/2017	9,000,000	10,360,026	0.5%
Murphy Oil Corporation
2.500%, 12/01/2017	10,281,000	10,522,603	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Pioneer Natural Resources Company
5.875%, 07/15/2016	$10,000,000	$10,942,750	0.5%
Plum Creek Timberlands, L.P.
5.875%, 11/15/2015	9,700,000	10,298,267	0.5%
Seagate HDD Cayman
6.875%, 05/01/2020 f	9,653,000	10,437,306	0.5%
Telecom Italia Capital
5.250%, 10/01/2015 f	10,960,000	11,453,200	0.5%
The Valspar Corporation
5.100%, 08/01/2015	10,450,000	10,843,066	0.5%
Warner Chilcott Co LLC /
Warner Chilcott Finance LLC
7.750%, 09/15/2018 f	10,585,000	11,127,905	0.5%
Other Industrials#~		482,651,573	22.0%
Total Industrials
(Cost $591,024,080)		597,073,747	27.3%
Utility
Boardwalk Pipelines, LP
5.500%, 02/01/2017	13,384,000	14,579,138	0.6%
National Grid PLC
6.300%, 08/01/2016 f	9,431,000	10,444,248	0.5%
Other Utility#~		142,308,098	6.5%
Total Utility
(Cost $165,533,271)		167,331,484	7.6%
Finance
ABN AMRO Bank N.V.
1.028%, 10/28/2016 (Acquired 10/23/2013
through 05/19/2014, Cost $11,060,905)* f	11,050,000	11,145,914	0.5%
BPCE
1.073%, 02/10/2017 f	9,650,000	9,731,957	0.4%
Credit Agricole S.A.
1.082%, 10/03/2016 (Acquired 09/26/2013,
Cost $10,000,000)* f	10,000,000	10,055,670	0.4%
Dresdner Bank AG
7.250%, 09/15/2015 f	10,522,000	11,165,915	0.5%
General Electric Capital Corporation:
0.877%, 07/12/2016	10,000,000	10,090,770	0.5%
5.625%, 09/15/2017	9,080,000	10,278,796	0.5%
0.737%-5.625%, 05/09/2016-01/14/2019	6,325,000	6,587,500	0.3%
LeasePlan Corporation N.V.
2.500%, 05/16/2018 (Acquired 05/07/2013
through 02/20/2014, Cost $11,668,719)* f	11,785,000	11,882,533	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Macquarie Bank Limited
2.000%, 08/15/2016 (Acquired 08/07/2013
through 09/27/2013, Cost $10,020,038)* f	$10,000,000	$10,181,620	0.5%
Manulife Financial Corporation
3.400%, 09/17/2015 f	9,761,000	10,086,568	0.5%
Nomura Holdings, Inc.
2.000%, 09/13/2016 f	10,105,000	10,269,914	0.5%
Other Finance#~		483,943,773	22.1%
Total Finance
(Cost $588,504,498)		595,420,930	27.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues#		886,828	0.0%
Total U.S. Government Agency Issues
(Cost $838,269)		886,828	0.0%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	10,147,529	10,537,702	0.5%
4.750%-5.500%, 11/25/2018-07/25/2033	13,673,629	14,338,435	0.6%
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2004-22, Class A2, 5.175%, 01/25/2035	13,066,038	13,566,049	0.6%
Washington Mutual Mortgage Pass Through Certificates
Series 2004-AR3, Class A1, 2.377%, 06/25/2034	12,100,270	12,328,252	0.6%
Other Non-U.S. Government Agency Issues#		24,516,448	1.1%
Total Non-U.S. Government Agency Issues
(Cost $75,137,989)		75,286,886	3.4%
Asset Backed Securities
Accredited Mortgage Loan Trust
Series 2006-2, Class A3, 0.302%, 09/25/2036	10,342,164	10,025,714	0.5%
Argent Securities Inc Asset-Backed
Pass-Through Certificates
Series 2005-W3, Class A2D, 0.492%, 11/25/2035	12,870,162	12,156,023	0.5%
First Franklin Mortgage Loan Trust
Series 2004-FF7, Class A1, 0.792%, 09/25/2034	9,897,122	9,874,022	0.4%
Ford Credit Auto Owner Trust
Series A, 2.260%, 11/15/2025 (Acquired 05/06/2014,
Cost $9,997,505)*	10,000,000	10,089,660	0.5%
GSAA Trust
Series 2005-8, Class A4, 0.422%, 06/25/2035	13,067,907	12,329,349	0.6%
J.P. Morgan Mortgage Acquisition Trust
Series 2006-CH1, Class A1, 0.280%, 07/25/2036	11,210,786	10,773,150	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV3, 0.320%, 09/25/2036	$10,413,559	$10,377,955	0.5%
RASC Series Trust
Series 2005-AHL2, Class A3, 0.502%, 10/25/2035	12,150,000	11,680,621	0.5%
Securitized Asset Backed Receivables LLC Trust
Series 2005-OP2, Class A1, 0.477%, 10/25/2035
(Acquired 03/13/2014, Cost $16,134,734)*	16,333,802	16,102,434	0.7%
Springleaf Funding Trust
Series 2013-AA, Class A, 2.580%, 09/15/2021
(Acquired 01/09/2014 through 06/05/2014,
Cost $13,253,852)*	13,200,000	13,296,730	0.6%
Other Asset Backed Securities#~		68,108,587	3.1%
Total Asset Backed Securities
(Cost $184,986,212)		184,814,245	8.4%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	15,739,236	16,297,900	0.7%
CD Commercial Mortgage Trust
Series 2005-CD1, Class A4, 5.401%, 07/15/2044	19,390,988	20,162,517	0.9%
COMM Mortgage Trust
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	15,968,173	16,510,340	0.7%
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C5, Class A4, 5.100%, 08/15/2038	19,822,454	20,400,933	0.9%
FHLMC Multifamily Structured
Pass Through Certificates
Series K-701, Class A2, 3.882%, 11/25/2017	10,015,000	10,805,223	0.5%
J.P. Morgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	19,435,000	20,003,376	0.9%
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class A4, 5.376%, 11/14/2042	13,524,689	14,025,806	0.6%
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4, 5.455%, 12/15/2044	9,912,000	10,394,437	0.5%
Other Commercial Mortgage Backed Securities#		11,202,239	0.5%
Total Commercial Mortgage Backed Securities
(Cost $143,460,416)		139,802,771	6.4%
Total Long-Term Investments
(Cost $2,148,504,237)		2,161,339,389	98.7%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Short-Term Investments

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.06%«	20,999,321	$20,999,321	1.0%
Total Short-Term Investment
(Cost $20,999,321)		20,999,321	1.0%
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.20%«	132,338,001	132,338,001	6.0%
Total Investment Companies
(Cost $132,338,001)		132,338,001	6.0%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $132,338,001)		132,338,001	6.0%
Total Investments
(Cost $2,301,841,559)		2,314,676,711	105.7%
Liabilities in Excess of Other Assets		(124,001,562)	(5.7)%
TOTAL NET ASSETS		$2,190,675,149	100.0%
Notes to Summary Schedule of Investments
*	Restricted Security Deemed Liquid
@	This security or portion of this security is out on loan at June 30, 2014.
f	Foreign Security
«	7-Day Yield
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $286,678,126 representing 13.09% of net assets.

Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Summary of Fair Value Exposure at June 30, 2014 (Unaudited) (cont.)

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$—	$261,618,547	$—	$261,618,547
Taxable Municipal Bonds	—	64,504,009	—	64,504,009
Other Government Related Securities	—	74,599,942	—	74,599,942
Corporate Bonds	—	1,359,826,161	—	1,359,826,161
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	886,828	—	886,828
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	75,286,886	—	75,286,886
Asset Backed Securities	—	184,814,245	—	184,814,245
Commercial Mortgage-Backed Securities	—	139,802,771	—	139,802,771
Total Fixed Income	—	2,161,339,389	—	2,161,339,389
Short-Term Investments
Money Market Mutual Fund	20,999,321	—	—	20,999,321
Total Short-Term Investments	20,999,321	—	—	20,999,321
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	132,338,001	—	—	132,338,001
Total Investments Purchased with
Cash Proceeds from Securities Lending	132,338,001	—	—	132,338,001
Total Investments	$153,337,322	$2,161,339,389	$—	$2,314,676,711
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
June 30, 2014 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,265,895,885

	SEC 30-Day
	Yield(3)
	Institutional Class	1.92%
	Investor Class	1.67%

	Average
	Effective
	Duration	3.89 years

	Average
	Effective
	Maturity	4.39 years

	Annualized
Sector Weightings(1)	Expense
	Ratio
	Institutional Class	0.30%
	Investor Class	0.55%(4)

	Portfolio
	Turnover
	Rate	14.0%(5)

	Number of
	Holdings	403

(1)	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2014.
(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Intermediate Bond Fund
June 30, 2014 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2014	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	2.76%	3.95%	5.77%	4.96%	5.60%
Investor Class Shares	2.71%	3.72%	5.53%	4.69%	5.33%
Barclays Intermediate U.S. Government/
Credit Bond Index(2)	2.25%	2.86%	4.09%	4.33%	5.08%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2014.
(2)
The Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx and on the Securities and Exchange Commission’s website  (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q.  Shareholders can look up the fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
9.125%, 05/15/2018@	$12,950,000	$16,842,084	1.3%
1.250%, 04/30/2019@	275,625,000	271,490,625	21.5%
2.625%, 08/15/2020	12,000,000	12,491,256	1.0%
7.875%, 02/15/2021@	67,000,000	91,601,596	7.2%
Total U.S. Treasury Securities
(Cost $389,665,644)		392,425,561	31.0%
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC)
1.375%, 05/01/2020@	10,000,000	9,727,060	0.8%
Other U.S. Government Agency Issue#		299,410	0.0%
Total U.S. Government Agency Issue
(Cost $9,736,766)		10,026,470	0.8%
Taxable Municipal Bonds
New Jersey Economic Development Authority
1.802%, 06/15/2017	5,000,000	5,037,050	0.4%
Other Taxable Municipal Bonds#		26,464,064	2.1%
Total Taxable Municipal Bonds
(Cost $30,376,589)		31,501,114	2.5%
Other Government Related Securities
CNOOC Nexen Finance (2014) ULC
4.250%, 04/30/2024 f	5,150,000	5,280,470	0.4%
Petrobras International Finance Company
3.875%, 01/27/2016 f	4,175,000	4,304,634	0.4%
Other Government Related Securities#~		19,105,358	1.5%
Total Other Government Related Securities
(Cost $27,032,647)		28,690,462	2.3%
Corporate Bonds
Industrials
Computer Sciences Corporation
2.500%, 09/15/2015	4,500,000	4,580,460	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
CVS Caremark Corporation
4.000%, 12/05/2023	$4,425,000	$4,630,612	0.4%
Fidelity National Information Services, Inc.
7.875%, 07/15/2020	4,800,000	5,083,488	0.4%
Glencore Funding LLC
2.500%, 01/15/2019 (Acquired 05/22/2013
through 10/29/2013, Cost $4,301,850)*	4,400,000	4,388,802	0.3%
Hutchison Whampoa International (09) Limited
7.625%, 04/09/2019 (Acquired 10/16/2009
through 04/16/2014, Cost $6,215,960)* f	5,400,000	6,593,843	0.5%
Hyundai Capital Services, Inc.
6.000%, 05/05/2015 (Acquired 03/27/2013
through 05/30/2013, Cost $5,760,366)* f	5,549,000	5,785,177	0.4%
Murphy Oil Corporation
3.700%, 12/01/2022	5,000,000	4,976,270	0.4%
Telecom Italia Capital
5.250%, 10/01/2015 f	4,425,000	4,624,125	0.4%
Waste Management, Inc.
7.375%, 03/11/2019	5,000,000	6,109,795	0.5%
Other Industrials#~		206,151,960	16.3%
Total Industrials
(Cost $244,486,739)		252,924,532	20.0%
Utility
National Grid PLC
6.300%, 08/01/2016 f	3,925,000	4,346,694	0.3%
Other Utility#~		52,851,873	4.2%
Total Utility
(Cost $54,734,588)		57,198,567	4.5%
Finance
ABN AMRO Bank N.V.
4.250%, 02/02/2017 (Acquired 11/22/2013,
Cost $4,797,617)* f	4,500,000	4,828,365	0.4%
BPCE
4.000%, 04/15/2024 f	7,000,000	7,145,950	0.6%
Comerica Bank
5.200%, 08/22/2017	4,095,000	4,542,547	0.4%
Commonwealth Bank of Australia
5.000%, 10/15/2019 (Acquired 03/02/2012,
Cost $4,243,961)* f	4,000,000	4,519,720	0.3%
Deutsche Bank Aktiengesellschaft
3.250%, 01/11/2016 f	4,250,000	4,409,851	0.3%
First Tennessee Bank National Association
5.650%, 04/01/2016	4,263,000	4,532,392	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Macquarie Bank Limited
2.000%, 08/15/2016 (Acquired 08/07/2013,
Cost $4,998,250)* f	$5,000,000	$5,090,810	0.4%
The Goldman Sachs Group, Inc.
6.150%, 04/01/2018	3,900,000	4,472,598	0.3%
The Huntington National Bank
1.300%, 11/20/2016	4,850,000	4,871,098	0.4%
WEA Finance LLC / WT Finance Aust Pty Ltd
6.750%, 09/02/2019 (Acquired 11/21/2013,
Cost $4,741,244)*	4,000,000	4,985,368	0.4%
Other Finance#~		232,944,742	18.4%
Total Finance
(Cost $270,965,359)		282,343,441	22.3%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues#		1,155,990	0.1%
Total U.S. Government Agency Issues
(Cost $1,087,833)		1,155,990	0.1%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Banc of America Funding Trust
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	5,339,457	5,759,758	0.5%
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates
Series 2004-22, Class A2, 5.175%, 01/25/2035	8,710,692	9,044,033	0.7%
Washington Mutual Mortgage
Pass Through Certificates:
Series 2004-AR3, Class A1, 2.377%, 06/25/2034	7,098,825	7,232,574	0.6%
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	5,338,086	5,713,941	0.4%
5.000%-6.000%, 06/25/2019-12/25/2019	2,551,104	2,655,547	0.2%
Other Non-U.S. Government Agency Issues#~		14,447,710	1.1%
Total Non-U.S. Government Agency Issues
(Cost $44,715,956)		44,853,563	3.5%
Asset Backed Securities
First Franklin Mortgage Loan Trust
Series 2004-FF7, Class A1, 0.792%, 09/25/2034	6,160,958	6,146,579	0.5%
J.P. Morgan Mortgage Acquisition Trust
Series 2006-CH1, Class A1, 0.280%, 07/25/2036	5,381,177	5,171,112	0.4%
Securitized Asset Backed Receivables LLC Trust
Series 2005-OP2, Class A1, 0.477%, 10/25/2035
(Acquired 03/13/2014, Cost $8,936,160)*	9,046,413	8,918,271	0.7%
Soundview Home Loan Trust
Series 2003-2, Class A2, 1.452%, 11/25/2033	4,321,857	4,282,662	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Specialty Underwriting & Residential Finance Trust
Series 2006-BC1, Class A2D, 0.452%, 12/25/2036	$5,607,100	$5,318,312	0.4%
Springleaf Funding Trust
Series 2013-AA, Class A, 2.580%, 09/15/2021
(Acquired 02/14/2014, Cost $5,024,363)*	5,000,000	5,036,640	0.4%
Other Asset Backed Securities#~		15,572,525	1.2%
Total Asset Backed Securities
(Cost $50,415,037)		50,446,101	4.0%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	5,773,604	5,978,538	0.5%
CD Commercial Mortgage Trust
Series 2005-CD1, Class A4, 5.401%, 07/15/2044	6,731,363	6,999,191	0.6%
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C5, Class A4, 5.100%, 08/15/2038	5,885,454	6,057,209	0.5%
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	5,150,000	5,407,969	0.4%
FHLMC Multifamily Structured
Pass Through Certificates:
Series K-708, Class A2, 2.130%, 01/25/2019	8,300,000	8,427,148	0.7%
Series K-003, Class A4, 5.053%, 01/25/2019	9,000,000	10,211,193	0.8%
Series K-004, Class A2, 4.186%, 08/25/2019	5,875,000	6,489,319	0.5%
Series K-005, Class A2, 4.317%, 11/25/2019	4,975,000	5,533,658	0.4%
Series K-F02, Class A3, 0.782%, 07/25/2020	9,051,773	9,063,405	0.7%
1.655%-4.251%, 11/25/2016-01/25/2020	7,783,000	8,125,227	0.6%
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,000,000	5,146,225	0.4%
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4, 5.455%, 12/15/2044	5,000,000	5,243,360	0.4%
Other Commercial Mortgage Backed Securities#		6,615,186	0.5%
Total Commercial Mortgage Backed Securities
(Cost $88,876,615)		89,297,628	7.0%
Total Long-Term Investments
(Cost $1,212,093,773)		1,240,863,429	98.0%
Short-Term Investments
	Shares
Money Market Mutual Funds
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.06%«	24,000,000	24,000,000	1.9%
Other Short-Term Invesments#	3,872,934	3,872,934	0.3%
Total Short-Term Investments
(Cost $27,872,934)		27,872,934	2.2%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Investments Purchased with Cash
Proceeds from Securities Lending

			% of
	Shares	Value	Net Assets
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.20%«	$231,817,863	$231,817,863	18.3%
Total Investment Companies
(Cost $231,817,863)		231,817,863	18.3%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $231,817,863)		231,817,863	18.3%
Total Investments
(Cost $1,471,784,570)		1,500,554,226	118.5%
Liabilities in Excess of Other Assets		(234,658,341)	(18.5)%
TOTAL NET ASSETS		$1,265,895,885	100.0%
Notes to Summary Schedule of Investments
*	Restricted Security Deemed Liquid
@	This security or portion of this security is out on loan at June 30, 2014.
f	Foreign Security
«	7-Day Yield
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $135,411,174 representing 10.70% of net assets.

Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Summary of Fair Value Exposure at June 30, 2014 (Unaudited) (cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$—	$392,425,561	$—	$392,425,561
U.S. Government Agency Issues	—	10,026,470	—	10,026,470
Taxable Municipal Bonds	—	31,501,114	—	31,501,114
Other Government Related Securities	—	28,690,462	—	28,690,462
Corporate Bonds	—	592,444,643	21,897	592,466,540
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	1,155,990	—	1,155,990
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	44,853,563	—	44,853,563
Asset Backed Securities	—	50,445,709	392	50,446,101
Commercial Mortgage-Backed Securities	—	89,297,628	—	89,297,628
Total Fixed Income	—	1,240,841,140	22,289	1,240,863,429
Short-Term Investments
Money Market Mutual Funds	27,872,934	—	—	27,872,934
Total Short-Term Investments	27,872,934	—	—	27,872,934
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	231,817,863	—	—	231,817,863
Total Investments Purchased with
Cash Proceeds from Securities Lending	231,817,863	—	—	231,817,863
Total Investments	$259,690,797	$1,240,841,140	$22,289	$1,500,554,226

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There was one transfer between Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  Two securities were priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor is valued using Level 3 inputs.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2013	$392
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3*	21,897
Balance as of June 30, 2014	$22,289

*  Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
June 30, 2014 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,081,098,526

	SEC 30-Day
	Yield(4)
	Institutional Class	1.57%
	Investor Class	1.32%

	Average
	Effective
	Duration	4.62 years

	Average
	Effective
	Maturity	5.51 years

Sector Weightings(1)	Annualized
	Expense
	Ratio
	Institutional Class	0.30%
	Investor Class	0.55%(5)

	Portfolio
	Turnover
	Rate	3.2%(6)

	Number of
	Holdings	277

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2014.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Intermediate Municipal Bond Fund
June 30, 2014 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2014	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	3.27%	4.31%	3.90%	4.28%	4.65%
Investor Class Shares	3.08%	4.04%	3.64%	4.00%	4.37%
Barclays 7-Year General Obligation
Bond Index(2)	4.13%	5.23%	5.13%	4.87%	4.96%

(1)	For the period from March 30, 2001 (commencement of operations) through June 30, 2014.
(2)
The Barclays 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets.  The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end.  For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD.  For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q.  Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Other Alabama#		$3,959,700	0.4%
Total Alabama
(Cost $3,752,013)		3,959,700	0.4%
Alaska
Other Alaska#		1,042,820	0.1%
Total Alaska
(Cost $1,008,561)		1,042,820	0.1%
Arizona
Other Arizona#		4,647,546	0.4%
Total Arizona
(Cost $4,481,851)		4,647,546	0.4%
Arkansas
Other Arkansas#		1,151,980	0.1%
Total Arkansas
(Cost $1,154,819)		1,151,980	0.1%
California
Bakersfield California Certificates Participation
0.000%, 04/15/2021 (ETM)^	$12,380,000	10,816,654	1.0%
San Joaquin Hills California Transportation
Corridor Agency Toll Road Revenue:
0.000%, 01/01/2020 (ETM)^	6,865,000	6,327,265	0.6%
0.000%, 01/01/2023 (ETM)^	14,000,000	11,460,680	1.0%
San Marcos California Public
Facilities Authority Revenue
0.000%, 09/01/2019 (ETM)^	17,295,000	16,093,516	1.5%
Other California#		10,821,991	1.0%
Total California
(Cost $50,624,944)		55,520,106	5.1%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Colorado
Colorado Springs Colorado Utilities Revenue Bonds
5.875%, 11/15/2017 (ETM)	$6,105,000	$6,699,017	0.6%
Dawson Ridge Metropolitan District No. 1 Colorado:
0.000%, 10/01/2022 (ETM)^	21,595,000	17,884,331	1.7%
0.000%, 10/01/2022 (ETM)^	17,540,000	14,585,387	1.3%
Regional Transportation District
Colorado Sales Tax Revenue
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)	6,785,000	7,520,765	0.7%
Other Colorado#		2,847,596	0.3%
Total Colorado
(Cost $47,143,069)		49,537,096	4.6%
Connecticut
Other Connecticut#		5,220,939	0.5%
Total Connecticut
(Cost $5,071,924)		5,220,939	0.5%
Florida
Broward County Florida School Board
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,968,746	0.9%
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,746,471	0.5%
County of St. Lucie Florida
6.000%, 10/01/2020 (ETM)	6,420,000	7,819,945	0.7%
Florida State Board of Education
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	16,078,380	1.5%
Miami-Dade County Florida
4.500%, 10/01/2020	7,100,000	8,163,864	0.8%
Other Florida#		56,464,050	5.2%
Total Florida
(Cost $96,674,254)		104,241,456	9.6%
Georgia
Atlanta Georgia Water & Wastewater Revenue
5.500%, 11/01/2017 (Insured by AGM)	8,445,000	9,739,703	0.9%
Forsyth County Georgia Hospital Authority
Revenue Anticipation Certificates
6.375%, 10/01/2028 (Callable 08/01/2014)(ETM)	8,050,000	10,152,821	0.9%
Gwinnett County Georgia School District
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,400,000	8,488,318	0.8%
State of Georgia
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	14,192,913	1.3%
Other Georgia#		10,575,116	1.0%
Total Georgia
(Cost $51,600,205)		53,148,871	4.9%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Illinois
Illinois Finance Authority:
0.000%, 07/15/2023 (ETM)^	$16,860,000	$13,494,744	1.2%
0.000%, 07/15/2025 (ETM)^	9,560,000	7,165,698	0.7%
Kane McHenry Cook & De Kalb Counties
Illinois School District No. 300
7.000%, 01/01/2018 (ETM) (Insured by AMBAC)	5,775,000	7,013,102	0.7%
Kendall Kane & Will Counties Community
Unit School District No. 308
0.000%, 02/01/2021^	13,625,000	11,274,279	1.0%
Village of Schaumburg IL
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,192,233	0.6%
Other Illinois#		67,302,395	6.2%
Total Illinois
(Cost $106,989,454)		112,442,451	10.4%
Indiana
Other Indiana#		15,329,370	1.4%
Total Indiana
(Cost $14,440,670)		15,329,370	1.4%
Kansas
Other Kansas#		3,320,606	0.3%
Total Kansas
(Cost $3,136,528)		3,320,606	0.3%
Kentucky
Louisville & Jefferson County Metropolitan Government
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	13,665,000	16,215,709	1.5%
Other Kentucky#		3,811,575	0.4%
Total Kentucky
(Cost $19,749,813)		20,027,284	1.9%
Louisiana
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	9,860,000	12,441,348	1.1%
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	19,975,000	25,691,246	2.4%
State of Louisiana:
5.000%, 11/15/2018	1,775,000	2,073,466	0.2%
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,792,100	1.1%
Total Louisiana
(Cost $47,445,942)		51,998,160	4.8%
Maryland
Other Maryland#		3,902,411	0.4%
Total Maryland
(Cost $3,894,769)		3,902,411	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Massachusetts
Massachusetts State:
5.000%, 08/01/2020 (Pre-refunded to 08/01/2016)	$5,820,000	$6,390,011	0.6%
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,579,800	1.5%
Other Massachusetts#		7,726,125	0.7%
Total Massachusetts
(Cost $29,930,766)		30,695,936	2.8%
Michigan
Michigan Finance Authority
5.000%, 01/01/2019	7,000,000	8,157,100	0.8%
Other Michigan#		25,167,560	2.3%
Total Michigan
(Cost $32,693,978)		33,324,660	3.1%
Minnesota
University of Minnesota
5.500%, 07/01/2021 (ETM)	8,980,000	10,977,960	1.0%
Other Minnesota#		3,164,595	0.3%
Total Minnesota
(Cost $13,734,565)		14,142,555	1.3%
Mississippi
Other Mississippi#		2,676,342	0.2%
Total Mississippi
(Cost $2,602,844)		2,676,342	0.2%
Missouri
Other Missouri#		1,127,810	0.1%
Total Missouri
(Cost $1,077,688)		1,127,810	0.1%
Nebraska
Omaha Nebraska Public Electric Power District Revenue
6.200%, 02/01/2017 (ETM)	5,630,000	6,108,325	0.6%
Total Nebraska
(Cost $5,945,997)		6,108,325	0.6%
Nevada
Other Nevada#		2,278,515	0.2%
Total Nevada
(Cost $2,094,450)		2,278,515	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New Hampshire
Other New Hampshire#		$4,760,685	0.4%
Total New Hampshire
(Cost $4,679,707)		4,760,685	0.4%
New Jersey
New Jersey State Housing &
Mortgage Finance Agency Bonds
4.500%, 10/01/2029 (Callable 04/01/2021)	$7,625,000	8,014,256	0.8%
Other New Jersey#		18,709,841	1.7%
Total New Jersey
(Cost $25,992,543)		26,724,097	2.5%
New Mexico
Other New Mexico#		2,954,883	0.3%
Total New Mexico
(Cost $2,936,045)		2,954,883	0.3%
New York
Metropolitan Transit Authority New York
6.000%, 04/01/2020 (ETM)	13,430,000	16,060,534	1.5%
Westchester Tobacco Asset
Securitization Corp. New York
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	15,682,155	1.5%
Other New York#		30,454,981	2.8%
Total New York
(Cost $59,140,265)		62,197,670	5.8%
North Carolina
North Carolina Eastern Municipal Power Agency
5.000%, 01/01/2021 (ETM)	7,945,000	9,407,834	0.9%
North Carolina Eastern Municipal
Power Agency Power Systems Revenue:
5.000%, 01/01/2017 (ETM)	6,630,000	7,082,232	0.7%
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,665,000	8,960,845	0.8%
6.000%-6.400%, 01/01/2021-01/01/2026	7,255,000	8,770,210	0.8%
Total North Carolina
(Cost $33,400,789)		34,221,121	3.2%
Ohio
State of Ohio:
5.000%-5.500%, 03/01/2019-06/15/2021	9,155,000	10,989,756	1.0%
Other Ohio#		12,608,653	1.2%
Total Ohio
(Cost $23,025,009)		23,598,409	2.2%
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Pennsylvania
Pennsylvania Convention Center
Authority Revenue Bonds
6.000%, 09/01/2019 (ETM)	$10,900,000	$13,017,979	1.2%
Other Pennsylvania#		16,737,198	1.6%
Total Pennsylvania
(Cost $28,458,253)		29,755,177	2.8%
Puerto Rico
Other Puerto Rico#		13,424,738	1.2%
Total Puerto Rico
(Cost $14,936,288)		13,424,738	1.2%
South Carolina
Piedmont Municipal Power Agency
South Carolina Electric Revenue
6.750%, 01/01/2020 (ETM)	6,450,000	8,194,402	0.8%
Other South Carolina#		5,379,439	0.5%
Total South Carolina
(Cost $12,977,288)		13,573,841	1.3%
South Dakota
Other South Dakota#		470,183	0.0%
Total South Dakota
(Cost $473,246)		470,183	0.0%
Tennessee
Other Tennessee#		11,639,306	1.1%
Total Tennessee
(Cost $11,450,896)		11,639,306	1.1%
Texas
Harris County Texas
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,830,000	8,177,901	0.8%
Houston Texas Water & Sewer System Revenue Bonds
5.500%, 12/01/2029 (ETM)	16,050,000	21,043,316	1.9%
North East Independent School District/TX
5.000%, 08/01/2021	6,095,000	7,372,085	0.7%
San Antonio Texas Electric & Gas Revenue
5.650%, 02/01/2019 (ETM)	11,665,000	13,514,836	1.2%
Tarrant County Texas Health Facilities Revenue
6.000%, 09/01/2024 (ETM)	7,990,000	9,710,247	0.9%
Texas State:
5.000%, 10/01/2018	6,285,000	7,321,397	0.7%
5.000%-5.000%, 04/01/2020-08/01/2021	5,170,000	5,751,948	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Texas (cont.)
University of Texas System/The:
5.000%, 08/15/2018 (Pre-refunded to 08/15/2016)	$1,225,000	$1,345,834	0.1%
5.000%, 08/15/2022	9,530,000	11,653,951	1.1%
Other Texas#		72,160,049	6.7%
Total Texas
(Cost $151,602,933)		158,051,564	14.6%
Utah
Other Utah#		6,728,811	0.6%
Total Utah
(Cost $6,374,173)		6,728,811	0.6%
Virginia
Other Virginia#		4,648,431	0.4%
Total Virginia
(Cost $4,551,917)		4,648,431	0.4%
Washington
Washington Health Care Facilities Authority:
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	7,850,000	9,478,640	0.9%
6.125%-6.250%, 08/01/2028-11/15/2041	5,925,000	7,531,926	0.7%
Washington State:
5.000%, 01/01/2021	10,000,000	11,932,800	1.1%
5.500%, 07/01/2023	5,000,000	6,137,900	0.5%
Other Washington#		14,017,826	1.3%
Total Washington
(Cost $47,572,594)		49,099,092	4.5%
West Virginia
Other West Virginia#		1,314,213	0.1%
Total West Virginia
(Cost $1,288,329)		1,314,213	0.1%
Wisconsin
Other Wisconsin#		6,153,272	0.6%
Total Wisconsin
(Cost $5,952,006)		6,153,272	0.6%
Total Long-Term Investments
(Cost $980,061,385)		1,025,160,432	94.8%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Short-Term Investments

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Goldman Sachs Financial Square Fund, 0.01%«	48,412,392	$48,412,392	4.5%
Total Short-Term Investment
(Cost $48,412,392)		48,412,392	4.5%
Total Investments
(Cost $1,028,473,777)		1,073,572,824	99.3%
Other Assets in Excess of Liabilities		7,525,702	0.7%
TOTAL NET ASSETS		$1,081,098,526	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corporation
ETM – Escrowed to Maturity
^	Non-Income Producing
«	7-Day Yield
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Summary of Fair Value Exposure at June 30, 2014 (Unaudited) (cont.)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$—	$1,025,160,432	$—	$1,025,160,432
Total Fixed Income	—	1,025,160,432	—	1,025,160,432
Short-Term Investment
Money Market Mutual Fund	48,412,392	—	—	48,412,392
Total Short-Term Investment	48,412,392	—	—	48,412,392
Total Investments	$48,412,392	$1,025,160,432	$—	$1,073,572,824

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
June 30, 2014 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$2,247,587,406

	SEC 30-Day
	Yield(3)
	Institutional Class	2.71%
	Investor Class	2.46%

	Average
	Effective
	Duration	5.60 years

	Average
	Effective
	Maturity	7.25 years

	Annualized
	Expense
Sector Weightings(1)	Ratio
	Institutional Class	0.30%
	Investor Class	0.55%(4)

	Portfolio
	Turnover
	Rate	13.3%(5)

	Number of
	Holdings	506

(1)	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2014.
(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Aggregate Bond Fund
June 30, 2014 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2014	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	4.79%	5.67%	6.85%	5.37%	6.09%
Investor Class Shares	4.72%	5.43%	6.60%	5.10%	5.84%
Barclays U.S. Aggregate Bond Index(2)	3.93%	4.37%	4.85%	4.93%	5.55%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2014.
(2)
The Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities,  with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019@	$162,424,400	$159,988,034	7.1%
6.250%, 08/15/2023@	30,200,000	39,835,673	1.8%
5.250%, 11/15/2028@	53,426,500	68,436,034	3.0%
4.375%, 02/15/2038@	19,587,400	23,385,514	1.0%
3.500%, 02/15/2039@	91,630,900	95,611,163	4.3%
Total U.S. Treasury Securities
(Cost $381,591,002)		387,256,418	17.2%
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		71,819,097	3.2%
Total Taxable Municipal Bonds
(Cost $67,487,701)		71,819,097	3.2%
Other Government Related Securities
Other Government Related Securities#~		49,362,916	2.2%
Total Other Government Related Securities
(Cost $46,703,444)		49,362,916	2.2%
Corporate Bonds
Industrials
Hutchison Whampoa International (09) Limited
7.625%, 04/09/2019 (Acquired 10/22/2009
through 04/16/2014, Cost $9,347,624)* f	8,288,000	10,120,328	0.5%
Petrofac Limited
3.400%, 10/10/2018 (Acquired 10/03/2013,
Cost $8,514,123)* f	8,546,000	8,871,235	0.4%
Warner Chilcott Co LLC /
Warner Chilcott Finance LLC
7.750%, 09/15/2018 f	8,500,000	8,935,965	0.4%
Other Industrials#~		292,494,986	13.0%
Total Industrials
(Cost $303,875,545)		320,422,514	14.3%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Utility
Other Utility#~		$84,761,099	3.8%
Total Utility
(Cost $79,328,171)		84,761,099	3.8%
Finance
ABN AMRO Bank N.V.
2.500%, 10/30/2018 (Acquired 10/23/2013
through 01/13/2014, Cost $11,028,182)* f	$11,033,000	11,194,854	0.5%
Deutsche Bank Aktiengesellschaft
3.700%, 05/30/2024@ f	10,000,000	10,003,040	0.4%
Massachusetts Mutual Life Insurance Company
8.875%, 06/01/2039 (Acquired 05/27/2009
through 03/10/2014, Cost $8,496,656)*	6,111,000	9,732,214	0.4%
Other Finance#~		406,052,298	18.1%
Total Finance
(Cost $415,890,095)		436,982,406	19.4%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
3.500%, 11/01/2025	8,380,241	8,883,063	0.4%
5.000%, 03/01/2036	15,377,651	17,065,366	0.8%
4.500%, 11/01/2039	11,404,586	12,348,858	0.5%
4.500%, 09/01/2040	9,091,055	9,847,946	0.4%
3.500%, 06/01/2042	10,080,172	10,374,658	0.5%
3.500%, 07/01/2042	26,203,332	26,968,846	1.2%
3.000%, 08/01/2042	30,764,951	30,385,219	1.3%
3.000%, 10/01/2042	11,258,296	11,119,171	0.5%
3.000%, 06/01/2043	30,154,134	29,780,877	1.3%
3.000%, 08/01/2043	9,613,077	9,494,084	0.4%
4.000%, 03/01/2044	19,237,040	20,407,105	0.9%
2.500%-6.500%, 07/01/2014-02/01/2043	33,412,585	35,469,239	1.6%
Federal National Mortgage Association (FNMA):
3.000%, 04/01/2027	12,519,126	13,020,396	0.6%
2.500%, 12/01/2027	13,361,835	13,591,796	0.6%
5.000%, 07/01/2035	14,201,225	15,811,463	0.7%
3.500%, 02/01/2041	32,107,114	33,101,937	1.5%
4.000%, 02/01/2041	22,535,308	23,949,766	1.1%
4.000%, 12/01/2041	22,489,238	23,919,474	1.1%
3.000%, 05/01/2042	9,064,573	8,965,304	0.4%
3.000%, 05/01/2043	10,553,323	10,437,750	0.5%
3.500%-8.000%, 07/25/2019-09/01/2041	58,207,945	63,618,427	2.8%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Government National Mortgage Association (GNMA):
4.500%, 01/20/2041	$18,840,763	$20,643,160	0.9%
4.000%, 06/20/2042	16,864,661	18,078,612	0.8%
3.500%, 09/20/2042	10,992,458	11,471,899	0.5%
5.000%-6.000%, 11/20/2033-07/20/2040	6,356,899	7,068,931	0.3%
Other U.S. Government Agency Issues#		292,952	0.0%
Total U.S. Government Agency Issues
(Cost $476,695,955)		486,116,299	21.6%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	13,198,274	14,127,565	0.6%
5.000%-6.500%, 06/25/2019-10/25/2034	9,857,761	10,609,238	0.5%
Other Non-U.S. Government Agency Issues#		44,035,917	2.0%
Total Non-U.S. Government Agency Issues
(Cost $69,104,046)		68,772,720	3.1%
Asset Backed Securities
J.P. Morgan Mortgage Acquisition Trust
Series 2006-CH1, Class A1, 0.280%, 07/25/2036	10,297,107	9,895,139	0.4%
Other Asset Backed Securities#~		66,929,102	3.0%
Total Asset Backed Securities
(Cost $76,768,525)		76,824,241	3.4%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	9,543,271	9,882,009	0.4%
CD Commercial Mortgage Trust
Series 2005-CD1, Class A4, 5.401%, 07/15/2044	11,539,480	11,998,613	0.5%
COMM Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	12,579,159	13,006,259	0.6%
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,813,462	8,035,310	0.4%
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	14,880,536	15,038,671	0.7%
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C5, Class A4, 5.100%, 08/15/2038	14,236,850	14,652,324	0.7%
FHLMC Multifamily Structured Pass Through Certificates
Series K-003, Class A4, 5.053%, 01/25/2019	12,525,000	14,210,577	0.6%
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class A4, 5.489%, 11/10/2045	9,751,208	10,211,026	0.5%
GS Mortgage Securities Corp II
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	20,412,320	19,981,722	0.9%
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	10,399,264	10,703,391	0.5%
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	9,452,913	9,328,106	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4, 2.858%, 11/15/2045	$17,180,945	$16,897,391	0.7%
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4, 5.455%, 12/15/2044	9,010,591	9,449,155	0.4%
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class A4, 3.440%, 04/15/2045	10,964,220	11,349,053	0.5%
Total Commercial Mortgage Backed Securities
(Cost $175,760,863)		174,743,607	7.8%
Total Long-Term Investments
(Cost $2,093,205,347)		2,157,061,317	96.0%
Short-Term Investments
	Shares
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06%«	53,651,768	53,651,768	2.4%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.06%«	43,000,000	43,000,000	1.9%
Total Short-Term Investments
(Cost $96,651,768)		96,651,768	4.3%
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.20%«	230,827,698	230,827,698	10.2%
Total Investment Companies
(Cost $230,827,698)		230,827,698	10.2%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $230,827,698)		230,827,698	10.2%
Total Investments
(Cost $2,420,684,813)		2,484,540,783	110.5%
Liabilities in Excess of Other Assets		(236,953,377)	(10.5)%
TOTAL NET ASSETS		$2,247,587,406	100.0%
Notes to Summary Schedule of Investments
*	Restricted Security Deemed Liquid
@	This security or portion of this security is out on loan at June 30, 2014.
f	Foreign Security
«	7-Day Yield
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $239,004,687 representing 10.63% of net assets.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$—	$387,256,418	$—	$387,256,418
Taxable Municipal Bonds	—	71,819,097	—	71,819,097
Other Government Related Securities	—	49,362,916	—	49,362,916
Corporate Bonds	—	842,166,019	—	842,166,019
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	486,116,299	—	486,116,299
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	68,772,720	—	68,772,720
Asset Backed Securities	—	76,824,241	—	76,824,241
Commercial Mortgage-Backed Securities	—	174,743,607	—	174,743,607
Total Fixed Income	—	2,157,061,317	—	2,157,061,317
Short-Term Investments
Money Market Mutual Funds	96,651,768	—	—	96,651,768
Total Short-Term Investments	96,651,768	—	—	96,651,768
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	230,827,698	—	—	230,827,698
Total Investments Purchased with
Cash Proceeds from Securities Lending	230,827,698	—	—	230,827,698
Total Investments	$327,479,466	$2,157,061,317	$—	$2,484,540,783

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Summary of Fair Value Exposure at June 30, 2014 (Unaudited) (cont.)

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
June 30, 2014 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$3,419,952,020

	SEC 30-Day
	Yield(3)
	Institutional Class	2.74%
	Investor Class	2.49%

	Average
	Effective
	Duration	5.44 years

	Average
	Effective
	Maturity	7.00 years

	Annualized
Sector Weightings(1)	Expense
	Ratio
	Institutional Class	0.30%
	Investor Class	0.55%(4)

	Portfolio
	Turnover
	Rate	9.8%(5)

	Number of
	Holdings	693

(1)	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2014.
(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Core Plus Bond Fund
June 30, 2014 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2014	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	4.81%	6.19%	7.59%	6.23%	6.65%
Investor Class Shares	4.61%	5.80%	7.30%	5.96%	6.38%
Barclays U.S. Universal Bond Index(2)	4.19%	5.20%	5.58%	5.27%	5.83%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2014.
(2)
The Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities (commonly referred to as junk bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019@	$238,400,000	$234,824,000	6.9%
5.250%, 11/15/2028@	58,975,000	75,543,319	2.2%
4.375%, 02/15/2038@	21,475,000	25,639,131	0.8%
3.500%, 02/15/2039@	122,475,000	127,795,069	3.7%
Total U.S. Treasury Securities
(Cost $460,273,664)		463,801,519	13.6%
Taxable Municipal Bonds
New Jersey Economic Development Authority
1.802%, 06/15/2017	15,000,000	15,111,150	0.5%
Other Taxable Municipal Bonds#		71,832,434	2.1%
Total Taxable Municipal Bonds
(Cost $83,737,379)		86,943,584	2.6%
Other Government Related Securities
Other Government Related Securities#~		107,139,021	3.1%
Total Other Government Related Securities
(Cost $103,862,577)		107,139,021	3.1%
Corporate Bonds
Industrials
Fidelity National Information Services, Inc.
7.875%, 07/15/2020	11,884,000	12,585,869	0.4%
Glencore Funding LLC
4.125%, 05/30/2023 (Acquired 05/22/2013
through 04/03/2014, Cost $12,189,608)*@	12,300,000	12,353,394	0.3%
Murphy Oil Corporation
4.000%, 06/01/2022	12,600,000	12,752,851	0.4%
Rio Tinto Finance (USA) Limited
9.000%, 05/01/2019 f	11,000,000	14,421,550	0.4%
Other Industrials#~		568,545,233	16.6%
Total Industrials
(Cost $603,931,067)		620,658,897	18.1%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Utility
Other Utility#~		$187,679,228	5.5%
Total Utility
(Cost $180,193,786)		187,679,228	5.5%
Finance
Associates Corporation of North America
6.950%, 11/01/2018	$12,038,000	14,376,309	0.4%
Regions Bank
7.500%, 05/15/2018	14,034,000	16,703,435	0.5%
Standard Chartered PLC
5.700%, 03/26/2044 (Acquired 03/21/2014
through 05/01/2014, Cost $14,105,128)*@ f	14,000,000	14,674,268	0.4%
Other Finance#~		626,985,559	18.4%
Total Finance
(Cost $641,614,373)		672,739,571	19.7%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
3.000%, 05/01/2027	12,688,731	13,168,226	0.4%
5.000%, 03/01/2036	11,899,931	13,205,961	0.4%
3.500%, 06/01/2042	13,225,452	13,611,825	0.4%
3.500%, 07/01/2042	46,483,484	47,841,470	1.4%
3.000%, 08/01/2042	36,785,238	36,331,198	1.1%
3.000%, 06/01/2043	19,163,600	18,926,388	0.5%
3.000%, 08/01/2043	28,984,153	28,625,378	0.8%
3.000%-6.500%, 12/01/2020-02/01/2043	38,294,292	40,402,864	1.2%
Federal National Mortgage Association (FNMA):
3.000%, 04/01/2027	23,817,912	24,771,589	0.7%
2.500%, 12/01/2027	24,257,493	24,674,971	0.7%
4.500%, 07/01/2030	12,849,960	14,051,593	0.4%
4.000%, 11/01/2031	12,190,033	13,118,331	0.4%
5.500%, 04/01/2036	11,024,870	12,341,912	0.4%
5.000%, 06/01/2040	15,416,569	17,147,565	0.5%
4.500%, 08/01/2040	14,375,825	15,575,422	0.4%
4.000%, 12/01/2041	37,383,089	39,760,521	1.2%
3.500%, 06/01/2042	13,656,309	14,079,443	0.4%
3.000%-7.500%, 12/25/2019-05/01/2042	100,010,640	107,065,009	3.1%
Government National Mortgage Association (GNMA):
4.500%, 07/20/2040	26,701,095	29,256,436	0.9%
4.500%, 01/20/2041	18,569,158	20,345,572	0.6%
4.000%, 06/20/2042	37,560,959	40,264,669	1.2%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Government National Mortgage
Association (GNMA): (cont.)
3.500%, 09/20/2042	$20,046,410	$20,920,744	0.6%
4.500%-6.500%, 12/20/2028-07/20/2040	6,947,396	7,648,160	0.2%
Other U.S. Government Agency Issues#		210,867	0.0%
Total U.S. Government Agency Issues
(Cost $606,049,362)		613,346,114	17.9%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Sequoia Mortgage Trust
Series 2013-6, Class A2, 3.000%, 05/25/2043	19,002,766	17,664,762	0.5%
Other Non-U.S. Government Agency Issues#		126,422,430	3.7%
Total Non-U.S. Government Agency Issues
(Cost $144,411,967)		144,087,192	4.2%
Asset Backed Securities
ABFC Trust
Series 2006-OPT1, Class A3C2, 0.302%, 09/25/2036	14,510,819	12,511,780	0.4%
ACE Securities Corp Home Equity Loan Trust
Series 2006-OP1, Class A2C, 0.302%, 04/25/2036	20,120,352	18,952,084	0.5%
Bank of America Funding Trust
Series 2005-C, Class A1, 0.393%, 05/20/2035	19,869,928	18,473,072	0.5%
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH3, Class A3, 0.302%, 03/25/2037	16,845,622	16,552,592	0.5%
Soundview Home Equity Loan Trust
Series 2005-OPT4, Class 2A3, 0.672%, 12/25/2035	14,216,648	13,768,639	0.4%
Other Asset Backed Securities#~		139,656,893	4.1%
Total Asset Backed Securities
(Cost $218,590,530)		219,915,060	6.4%
Commercial Mortgage-Backed Securities
CD Commercial Mortgage Trust
Series 2005-CD1, Class A4, 5.401%, 07/15/2044	18,103,731	18,824,043	0.6%
COMM Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	19,637,853	20,304,617	0.6%
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	25,842,000	26,575,732	0.8%
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	28,450,000	28,752,338	0.8%
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class A4, 5.489%, 11/10/2045	12,795,000	13,398,348	0.4%
GS Mortgage Securities Corp II
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	28,185,000	27,590,437	0.8%
J.P. Morgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	24,965,000	25,695,101	0.8%
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4, 2.858%, 11/15/2045	25,410,000	24,990,633	0.7%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class A4, 5.376%, 11/14/2042	$19,362,227	$20,079,636	0.6%
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class A4, 3.440%, 04/15/2045	14,000,000	14,491,386	0.4%
Other Commercial Mortgage Backed Securities#		47,400,081	1.4%
Total Commercial Mortgage Backed Securities
(Cost $273,703,836)		268,102,352	7.9%
Total Long-Term Investments
(Cost $3,316,368,541)		3,384,412,538	99.0%
Short-Term Investments
	Shares
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06%«	47,543,180	47,543,180	1.4%
Short-Term Investments Trust -
Liquid Assets Portfolio, 0.06%«	66,000,000	66,000,000	1.9%
Total Short-Term Investments
(Cost $113,543,180)		113,543,180	3.3%
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.20%«	229,724,869	229,724,869	6.7%
Total Investment Companies
(Cost $229,724,869)		229,724,869	6.7%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $229,724,869)		229,724,869	6.7%
Total Investments
(Cost $3,659,636,590)		3,727,680,587	109.0%
Liabilities in Excess of Other Assets		(307,728,567)	(9.0)%
TOTAL NET ASSETS		$3,419,952,020	100.0%
Notes to Summary Schedule of Investments
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Restricted Security Deemed Liquid
@	This security or portion of this security is out on loan at June 30, 2014.
f	Foreign Security
«	7-Day Yield
~	Groupings contain, in aggregate, restricted securities totaling $411,947,816 representing 12.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2014 (Unaudited)

Summary of Fair Value Exposure at June 30, 2014 (Unaudited) (cont.)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$—	$463,801,519	$—	$463,801,519
Taxable Municipal Bonds	—	86,943,584	—	86,943,584
Other Government Related Securities	—	107,139,021	—	107,139,021
Corporate Bonds	—	1,481,059,448	18,248	1,481,077,696
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	613,346,114	—	613,346,114
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	144,087,192	—	144,087,192
Asset Backed Securities	—	219,915,060	—	219,915,060
Commercial Mortgage-Backed Securities	—	268,102,352	—	268,102,352
Total Fixed Income	—	3,384,394,290	18,248	3,384,412,538
Short-Term Investments
Money Market Mutual Funds	113,543,180	—	—	113,543,180
Total Short-Term Investments	113,543,180	—	—	113,543,180
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	229,724,869	—	—	229,724,869
Total Investments Purchased with
Cash Proceeds from Securities Lending	229,724,869	—	—	229,724,869
Total Investments	$343,268,049	$3,384,394,290	$18,248	$3,727,680,587

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There was one transfer between Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security that is priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2013	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3*	18,248
Balance as of June 30, 2014	$18,248

*  Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2014 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/14 – 6/30/14).

Actual Expenses

The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2014 (Unaudited)

Actual vs. Hypothetical Returns

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/14	6/30/14	Period(1)	6/30/14	Period(1)
Baird Ultra Short
Bond Fund
Institutional Class	0.15%	$1,000.00	$1,011.40	$0.75	$1,024.05	$0.75
Investor Class	0.40%	$1,000.00	$1,010.30	$1.99	$1,022.81	$2.01

Baird Short-Term
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,013.20	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,012.00	$2.74	$1,022.07	$2.76

Baird Intermediate
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,027.60	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,027.10	$2.76	$1,022.07	$2.76

Baird Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,032.70	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,030.80	$2.77	$1,022.07	$2.76

Baird Aggregate
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,047.90	$1.52	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,047.20	$2.79	$1,022.07	$2.76

Baird Core Plus
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,048.10	$1.52	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,046.10	$2.79	$1,022.07	$2.76

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2014 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $14,033,732,
$2,301,841,559 and $1,471,784,570, respectively)*	$14,081,976	$2,314,676,711	$1,500,554,226
Interest receivable	70,959	17,067,599	10,909,310
Receivable for investments sold or paid down	—	—	163
Receivable for Fund shares sold	—	5,205,457	3,257,455
Uninvested cash	—	11,953	2,972
Receivable for securities lending	—	8,270	19,370
Total assets	14,152,935	2,336,969,990	1,514,743,496
LIABILITIES:
Payable for collateral received
for securities loaned (Note 6)	—	132,338,001	231,817,863
Payable for securities purchased	—	10,824,898	16,204,683
Payable for Fund shares repurchased	—	2,575,471	505,726
Payable to Advisor and Distributor	1,757	556,471	319,339
Total liabilities	1,757	146,294,841	248,847,611
NET ASSETS	$14,151,178	$2,190,675,149	$1,265,895,885
NET ASSETS CONSIST OF:
Capital stock	$14,100,657	$2,175,286,997	$1,235,243,816
Undistributed (distributions in excess of)
net investment income	(2,161)	(138,031)	434,697
Accumulated net realized
gain on investments sold	4,438	2,691,031	1,447,716
Net unrealized appreciation
on investments	48,244	12,835,152	28,769,656
NET ASSETS	$14,151,178	$2,190,675,149	$1,265,895,885
INSTITUTIONAL CLASS SHARES
Net Assets	$14,053,862	$2,163,819,864	$1,213,224,035
Shares outstanding ($0.01 par value,
unlimited shares authorized)	1,395,593	222,198,887	108,598,937
Net asset value, offering and
redemption price per share	$10.07	$9.74	$11.17
INVESTOR CLASS SHARES
Net Assets	$97,316	$26,855,285	$52,671,850
Shares outstanding ($0.01 par value,
unlimited shares authorized)	9,667	2,757,935	4,533,995
Net asset value, offering and
redemption price per share	$10.07	$9.74	$11.62

*	Includes securities out on loan to brokers with a market value of $0, $129,636,231 and $227,302,513, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2014 (Unaudited)

	Baird
	Intermediate	Baird	Baird
	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $1,028,473,777,
$2,420,684,813 and
$3,659,636,590, respectively)*	$1,073,572,824	$2,484,540,783	$3,727,680,587
Interest receivable	11,941,919	16,753,987	26,789,653
Receivable for investments sold or paid down	—	5,247	1,954,896
Receivable for Fund shares sold	2,112,967	9,700,208	17,817,512
Receivable for securities lending	—	10,690	44,113
Uninvested cash	125	—	2,533,982
Total assets	1,087,627,835	2,511,010,915	3,776,820,743
LIABILITIES:
Payable for collateral received
for securities loaned (Note 6)	—	230,827,699	229,724,869
Payable for securities purchased	5,642,672	25,580,476	124,696,546
Payable for Fund shares repurchased	563,104	6,180,050	1,348,657
Payable to Advisor and Distributor	323,533	586,709	1,098,651
Other liabilities	—	248,575	—
Total liabilities	6,529,309	263,423,509	356,868,723
NET ASSETS	$1,081,098,526	$2,247,587,406	$3,419,952,020
NET ASSETS CONSIST OF:
Capital stock	$1,036,095,097	$2,195,371,827	$3,365,932,683
Undistributed (distributions in excess of)
net investment income	441,605	(104,186)	346,328
Accumulated net realized
loss on investments sold	(537,223)	(11,536,205)	(14,370,988)
Net unrealized appreciation
on investments	45,099,047	63,855,970	68,043,997
NET ASSETS	$1,081,098,526	$2,247,587,406	$3,419,952,020
INSTITUTIONAL CLASS SHARES
Net Assets	$872,668,510	$2,057,774,150	$2,254,243,169
Shares outstanding ($0.01 par value,
unlimited shares authorized)	74,110,041	191,474,521	202,809,447
Net asset value, offering and
redemption price per share	$11.78	$10.75	$11.12
INVESTOR CLASS SHARES
Net Assets	$208,430,016	$189,813,256	$1,165,708,851
Shares outstanding ($0.01 par value,
unlimited shares authorized)	17,322,467	17,138,335	101,174,394
Net asset value, offering and
redemption price per share	$12.03	$11.08	$11.52

*	Includes securities out on loan to brokers with a market value of $0, $226,586,682 and $225,481,186, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2014 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$61,969	$19,816,528	$16,395,442
Income from securities lending (Note 6)	—	112,402	156,025
Other income	—	7,905	3,000
Total investment income	61,969	19,936,835	16,554,467
EXPENSES:
Investment advisory fees	14,445	2,641,165	1,490,476
Administration fees	2,889	528,233	298,095
Distribution expense –
Investor Class Shares (Note 8)	50	32,893	59,059
Total expenses	17,384	3,202,291	1,847,630
Expense reimbursement by Advisor (Note 5)	(8,646)	—	—
Net expenses	8,738	3,202,291	1,847,630
NET INVESTMENT INCOME	53,231	16,734,544	14,706,837

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments	4,438	2,363,783	1,469,372
Change in unrealized appreciation/
depreciation on investments	48,244	8,074,280	16,662,026
Net realized and unrealized gain on investments	52,682	10,438,063	18,131,398
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$105,913	$27,172,607	$32,838,235

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2014 (Unaudited)

	Baird
	Intermediate	Baird	Baird
	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$14,903,209	$32,302,508	$50,088,190
Income from securities lending (Note 6)	—	119,773	292,724
Other income	—	10,602	16,964
Total investment income	14,903,209	32,432,883	50,397,878
EXPENSES:
Investment advisory fees	1,281,491	2,477,095	3,772,975
Administration fees	256,298	495,419	754,595
Distribution expense –
Investor Class Shares (Note 8)	254,394	211,379	1,357,620
Total expenses	1,792,183	3,183,893	5,885,190
NET INVESTMENT INCOME	13,111,026	29,248,990	44,512,688

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized loss on investments	(166,587)	(1,034,409)	(928,867)
Change in unrealized appreciation/
depreciation on investments	19,591,910	63,563,259	95,778,423
Net realized and unrealized gain on investments	19,425,323	62,528,850	94,849,556
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$32,536,349	$91,777,840	$139,362,244

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Ultra Short Bond Fund

Six Months Ended
June 30, 2014^
(Unaudited)
OPERATIONS:
Net investment income	$53,231
Net realized gain on investments	4,438
Change in unrealized appreciation/depreciation on investments	48,244
Net increase in net assets resulting from operations	105,913

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,104,669
Shares issued to holders in reinvestment of distributions	41,019
Cost of shares redeemed	(45,031)
Net increase in net assets resulting from capital share transactions	14,100,657

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(55,228)
Total Distributions	(55,228)

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
From net investment income	(164)
Total Distributions	(164)

TOTAL INCREASE IN NET ASSETS	14,151,178

NET ASSETS:
Beginning of period	—
End of period (including distributions in excess of net investment
income of $(2,161))	$14,151,178

^  Commencement of operations was December 31, 2013.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Short-Term Bond Fund

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
OPERATIONS:
Net investment income	$16,734,544	$27,854,126
Net realized gain on investments	2,363,783	4,483,161
Change in unrealized appreciation/depreciation
on investments	8,074,280	(9,991,149)
Net increase in net assets
resulting from operations	27,172,607	22,346,138

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	491,439,513	1,321,429,969
Shares issued to holders in reinvestment of distributions	14,598,636	28,803,751
Cost of shares redeemed	(334,540,024)	(628,082,008)
Net increase in net assets resulting
from capital share transactions	171,498,125	722,151,712

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(16,778,953)	(28,830,295)
From net realized gains	—	(3,715,930)
Total Distributions	(16,778,953)	(32,546,225)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(181,219)	(101,725)
From net realized gains	—	(43,827)
Total Distributions	(181,219)	(145,552)

TOTAL INCREASE IN NET ASSETS	181,710,560	711,806,073

NET ASSETS:
Beginning of period	2,008,964,589	1,297,158,516
End of period (including distributions in excess
of net investment income and undistributed
net investment income of $(138,031) and
$87,597, respectively)	$2,190,675,149	$2,008,964,589

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Intermediate Bond Fund

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
OPERATIONS:
Net investment income	$14,706,837	$24,284,984
Net realized gain on investments	1,469,372	280,244
Change in unrealized appreciation/depreciation
on investments	16,662,026	(25,956,146)
Net increase (decrease) in net assets
resulting from operations	32,838,235	(1,390,918)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	154,105,090	446,423,832
Shares issued to holders in reinvestment of distributions	12,163,826	22,280,498
Cost of shares redeemed	(74,610,871)	(179,390,475)
Net increase in net assets resulting
from capital share transactions	91,658,045	289,313,855

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(13,808,824)	(23,931,138)
From net realized gains	—	(1,670,359)
Total Distributions	(13,808,824)	(25,601,497)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(497,496)	(763,548)
From net realized gains	—	(60,340)
Total Distributions	(497,496)	(823,888)

TOTAL INCREASE IN NET ASSETS	110,189,960	261,497,552

NET ASSETS:
Beginning of period	1,155,705,925	894,208,373
End of period (including undistributed net investment
income of $434,697 and $34,180, respectively)	$1,265,895,885	$1,155,705,925

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Intermediate Municipal Bond Fund

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
OPERATIONS:
Net investment income	$13,111,026	$29,327,292
Net realized gain (loss) on investments	(166,587)	393,206
Change in unrealized
appreciation/depreciation on investments	19,591,910	(45,857,361)
Net increase (decrease) in net assets
resulting from operations	32,536,349	(16,136,863)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	178,642,429	375,180,193
Shares issued to holders in reinvestment of distributions	10,980,204	24,773,117
Cost of shares redeemed	(135,385,633)	(569,130,806)
Net increase (decrease) in net assets
resulting from capital share transactions	54,237,000	(169,177,496)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(10,408,391)	(23,787,845)
Total Distributions	(10,408,391)	(23,787,845)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(2,261,030)	(5,549,463)
Total Distributions	(2,261,030)	(5,549,463)

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,103,928	(214,651,667)

NET ASSETS:
Beginning of period	1,006,994,598	1,221,646,265
End of period (including undistributed net investment
income of $441,605 and $0, respectively)	$1,081,098,526	$1,006,994,598

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Aggregate Bond Fund

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
OPERATIONS:
Net investment income	$29,248,990	$51,332,825
Net realized gain (loss) on investments	(1,034,409)	378,075
Change in unrealized appreciation/depreciation
on investments	63,563,259	(72,138,203)
Net increase (decrease) in net assets
resulting from operations	91,777,840	(20,427,303)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	566,818,534	1,010,876,966
Shares issued to holders in reinvestment of distributions	24,751,670	44,941,674
Cost of shares redeemed	(213,269,308)	(717,490,386)
Net increase in net assets resulting
from capital share transactions	378,300,896	338,328,254

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(27,150,491)	(52,544,503)
Total Distributions	(27,150,491)	(52,544,503)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(2,266,008)	(3,280,448)
Total Distributions	(2,266,008)	(3,280,448)

TOTAL INCREASE IN NET ASSETS	440,662,237	262,076,000

NET ASSETS:
Beginning of period	1,806,925,169	1,544,849,169
End of period (including distributions in excess of net
investment income and undistributed net investment
income of $(104,186) and $63,323, respectively)	$2,247,587,406	$1,806,925,169

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Core Plus Bond Fund

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
OPERATIONS:
Net investment income	$44,512,688	$76,999,110
Net realized loss on investments	(928,867)	(5,595,901)
Change in unrealized appreciation/depreciation
on investments	95,778,423	(116,074,581)
Net increase (decrease) in net assets
resulting from operations	139,362,244	(44,671,372)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	770,873,725	1,377,196,811
Shares issued to holders in reinvestment of distributions	42,746,446	81,644,399
Cost of shares redeemed	(322,408,694)	(1,103,175,773)
Net increase in net assets resulting
from capital share transactions	491,211,477	355,665,437

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(29,756,278)	(54,209,559)
From net realized gains	—	(1,221,572)
Total Distributions	(29,756,278)	(55,431,131)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(14,679,726)	(30,443,741)
From net realized gains	—	(694,353)
Total Distributions	(14,679,726)	(31,138,094)

TOTAL INCREASE IN NET ASSETS	586,137,717	224,424,840

NET ASSETS:
Beginning of period	2,833,814,303	2,609,389,463
End of period (including undistributed net investment
income of $346,328 and $269,644, respectively)	$3,419,952,020	$2,833,814,303

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Institutional Class^

	Six Months Ended
	June 30, 2014
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gains on investments	0.07
Total from investment operations	0.11
Less distributions:
Distributions from net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$10.07

Total return	1.14	%(1)

Supplemental data and ratios:
Net assets, end of period (millions)	$14.1
Ratio of expenses to average net assets	0.15	%(2)
Ratio of expenses to average net assets (before waivers)	0.30	%(2)
Ratio of net investment income to average net assets	0.92	%(2)
Ratio of net investment income to average net assets (before waivers)	0.77	%(2)
Portfolio turnover rate(3)	31.8	%(1)

^	Commencement of operations was December 31, 2013.
(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Investor Class^

	Six Months Ended
	June 30, 2014
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gains on investments	0.07
Total from investment operations	0.10
Less distributions:
Distributions from net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$10.07

Total return	1.03	%(1)

Supplemental data and ratios:
Net assets, end of period (thousands)	$97.3
Ratio of expenses to average net assets	0.40	%(2)
Ratio of expenses to average net assets (before waivers)	0.55	%(2)
Ratio of net investment income to average net assets	0.68	%(2)
Ratio of net investment income to average net assets (before waivers)	0.53	%(2)
Portfolio turnover rate(3)	31.8	%(1)

^	Commencement of operations was December 31, 2013.
(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data:
Net asset value,
beginning of period	$9.69		$9.75	$9.59	$9.68	$9.57	$9.25
Income from
investment operations:
Net investment income	0.08		0.17 (1)	0.22	0.23	0.29	0.41
Net realized and unrealized
gains (losses) on investments	0.05		(0.04)	0.17	(0.03)	0.13	0.32
Total from
investment operations	0.13		0.13	0.39	0.20	0.42	0.73
Less distributions:
Distributions from net
investment income	(0.08)		(0.17)	(0.22)	(0.23)	(0.29)	(0.41)
Distributions from
net realized gains	—		(0.02)	(0.01)	(0.06)	(0.02)	—
Total distributions	(0.08)		(0.19)	(0.23)	(0.29)	(0.31)	(0.41)
Net asset value, end of period	$9.74		$9.69	$9.75	$9.59	$9.68	$9.57

Total return	1.32	%(2)	1.33%	4.16%	2.08%	4.39%	8.14%

Supplemental data and ratios:
Net assets,
end of period (millions)	$2,163.8		$1,985.0	$1,295.7	$1,017.2	$919.0	$606.2
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	1.59	%(3)	1.71%	2.23%	2.40%	2.92%	4.28%
Portfolio turnover rate(4)	26.5	%(2)	45.1%	40.1%	61.1%	58.7%	55.5%

(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Investor Class

				September 19, 2012^
	Six Months Ended		Year Ended	through
	June 30, 2014		December 31,	December 31,
	(Unaudited)		2013	2012
Per Share Data:
Net asset value, beginning of period	$9.69		$9.75	$9.77
Income from investment operations:
Net investment income	0.06		0.15 (1)	0.06
Net realized and unrealized
gains (losses) on investments	0.06		(0.04)	0.00	(2)
Total from investment operations	0.12		0.11	0.06
Less distributions:
Distributions from net investment income	(0.07)		(0.15)	(0.07)
Distributions from net realized gains	—		(0.02)	(0.01)
Total distributions	(0.07)		(0.17)	(0.08)
Net asset value, end of period	$9.74		$9.69	$9.75

Total return	1.20	%(3)	1.11%	0.68	%(3)

Supplemental data and ratios:
Net assets, end of period (millions)	$26.9		$2.5	$1.5
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55	%(4)
Ratio of net investment income
to average net assets	1.34	%(4)	1.46%	1.98	%(4)
Portfolio turnover rate(5)	26.5	%(3)	45.1%	40.1	%(3)
^	Commencement of Operations.
(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data:
Net asset value,
beginning of period	$11.00		$11.31	$11.06	$10.87	$10.61	$10.00
Income from
investment operations:
Net investment income	0.14		0.27	0.33 (1)	0.39	0.44 (1)	0.51 (1)
Net realized and unrealized
gains (losses) on investments	0.16		(0.29)	0.38	0.27	0.35	0.63
Total from
investment operations	0.30		(0.02)	0.71	0.66	0.79	1.14
Less distributions:
Distributions from net
investment income	(0.13)		(0.27)	(0.33)	(0.39)	(0.44)	(0.51)
Distributions from
net realized gains	—		(0.02)	(0.13)	(0.08)	(0.09)	(0.02)
Total distributions	(0.13)		(0.29)	(0.46)	(0.47)	(0.53)	(0.53)
Net asset value, end of period	$11.17		$11.00	$11.31	$11.06	$10.87	$10.61

Total return	2.76	%(2)	(0.17)%	6.52%	6.14%	7.54%	11.76%

Supplemental data and ratios:
Net assets,
end of period (millions)	$1,213.2		$1,113.7	$867.5	$703.2	$591.2	$527.8
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.48	%(3)	2.45%	2.95%	3.49%	4.05%	4.92%
Portfolio turnover rate(4)	14.0	%(2)	45.1%	45.1%	24.1%	38.7%	38.6%

(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data:
Net asset value,
beginning of period	$11.43		$11.74	$11.47	$11.26	$10.97	$10.32
Income from
investment operations:
Net investment income	0.13		0.25	0.32 (1)	0.37	0.43 (1)	0.50 (1)
Net realized and unrealized
gains (losses) on investments	0.18		(0.29)	0.39	0.28	0.36	0.65
Total from
investment operations	0.31		(0.04)	0.71	0.65	0.79	1.15
Less distributions:
Distributions from net
investment income	(0.12)		(0.25)	(0.31)	(0.36)	(0.41)	(0.48)
Distributions from
net realized gains	—		(0.02)	(0.13)	(0.08)	(0.09)	(0.02)
Total distributions	(0.12)		(0.27)	(0.44)	(0.44)	(0.50)	(0.50)
Net asset value, end of period	$11.62		$11.43	$11.74	$11.47	$11.26	$10.97

Total return	2.71	%(2)	(0.41)%	6.20%	5.84%	7.30%	11.51%

Supplemental data and ratios:
Net assets,
end of period (millions)	$52.7		$42.1	$26.7	$14.7	$12.7	$6.7
Ratio of expenses
to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.23	%(3)	2.20%	2.70%	3.24%	3.80%	4.67%
Portfolio turnover rate(4)	14.0	%(2)	45.1%	45.1%	24.1%	38.7%	38.6%

(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Municipal Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data:
Net asset value,
beginning of period	$11.55		$12.01	$11.94	$11.31	$11.35	$10.98
Income from
investment operations:
Net investment income	0.15		0.32 (1)	0.30	0.32	0.32	0.32 (1)
Net realized and unrealized
gains (losses) on investments	0.23		(0.46)	0.07	0.64	(0.04)	0.36
Total from
investment operations	0.38		(0.14)	0.37	0.96	0.28	0.68
Less distributions:
Distributions from net
investment income	(0.15)		(0.32)	(0.30)	(0.32)	(0.32)	(0.31)
Distributions from
net realized gains	—		—	—	(0.01)	—	—
Total distributions	(0.15)		(0.32)	(0.30)	(0.33)	(0.32)	(0.31)
Net asset value, end of period	$11.78		$11.55	$12.01	$11.94	$11.31	$11.35

Total return	3.27	%(2)	(1.19)%	3.12%	8.55%	2.42%	6.22%

Supplemental data and ratios:
Net assets,
end of period (millions)	$872.7		$801.4	$963.1	$836.1	$739.0	$533.3
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.61	%(3)	2.65%	2.48%	2.74%	2.74%	2.83%
Portfolio turnover rate(4)	3.2	%(2)	9.0%	5.1%	8.0%	8.7%	0.7%

(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Municipal Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data:
Net asset value,
beginning of period	$11.80		$12.26	$12.18	$11.53	$11.57	$11.19
Income from
investment operations:
Net investment income	0.14		0.29 (1)	0.27	0.29	0.29	0.29 (1)
Net realized and unrealized
gains (losses) on investments	0.22		(0.46)	0.08	0.66	(0.04)	0.37
Total from
investment operations	0.36		(0.17)	0.35	0.95	0.25	0.66
Less distributions:
Distributions from net
investment income	(0.13)		(0.29)	(0.27)	(0.29)	(0.29)	(0.28)
Distributions from
net realized gains	—		—	—	(0.01)	—	—
Total distributions	(0.13)		(0.29)	(0.27)	(0.30)	(0.29)	(0.28)
Net asset value, end of period	$12.03		$11.80	$12.26	$12.18	$11.53	$11.57

Total return	3.08	%(2)	(1.42)%	2.88%	8.30%	2.11%	5.95%

Supplemental data and ratios:
Net assets,
end of period (millions)	$208.4		$205.6	$258.5	$257.9	$202.8	$196.7
Ratio of expenses
to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.36	%(3)	2.40%	2.23%	2.49%	2.49%	2.58%
Portfolio turnover rate(4)	3.2	%(2)	9.0%	5.1%	8.0%	8.7%	0.7%

(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data:
Net asset value,
beginning of period	$10.41		$10.89	$10.65	$10.52	$10.23	$9.74
Income from
investment operations:
Net investment income	0.16		0.32 (1)	0.38 (1)	0.44 (1)	0.47 (2)	0.54
Net realized and unrealized
gains (losses) on investments	0.34		(0.45)	0.45	0.36	0.37	0.49
Total from
investment operations	0.50		(0.13)	0.83	0.80	0.84	1.03
Less distributions:
Distributions from net
investment income	(0.16)		(0.35)	(0.43)	(0.46)	(0.49)	(0.54)
Distributions from
net realized gains	—		—	(0.16)	(0.21)	(0.06)	(0.00	)(3)
Total distributions	(0.16)		(0.35)	(0.59)	(0.67)	(0.55)	(0.54)
Net asset value, end of period	$10.75		$10.41	$10.89	$10.65	$10.52	$10.23

Total return	4.79	%(4)	(1.25)%	7.92%	7.85%	8.34%	10.88%

Supplemental data and ratios:
Net assets,
end of period (millions)	$2,057.8		$1,665.0	$1,495.4	$1,480.3	$1,658.4	$1,362.2
Ratio of expenses
to average net assets	0.30	%(5)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.97	%(5)	3.01%	3.51%	4.10%	4.44%	5.37%
Portfolio turnover rate(6)	13.3	%(4)	28.4%	64.4%	45.9%	41.4%	37.7%

(1)	Calculated using average shares outstanding during the year.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Amount is less than ($0.005).
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data:
Net asset value,
beginning of period	$10.72		$11.21	$10.94	$10.80	$10.48	$9.97
Income from
investment operations:
Net investment income	0.15		0.29 (1)	0.37 (1)	0.42 (1)	0.46 (2)	0.52
Net realized and unrealized
gains (losses) on investments	0.35		(0.46)	0.46	0.37	0.38	0.50
Total from
investment operations	0.50		(0.17)	0.83	0.79	0.84	1.02
Less distributions:
Distributions from net
investment income	(0.14)		(0.32)	(0.40)	(0.44)	(0.46)	(0.51)
Distributions from
net realized gains	—		—	(0.16)	(0.21)	(0.06)	(0.00	)(3)
Total distributions	(0.14)		(0.32)	(0.56)	(0.65)	(0.52)	(0.51)
Net asset value, end of period	$11.08		$10.72	$11.21	$10.94	$10.80	$10.48

Total return	4.72	%(4)	(1.54)%	7.72%	7.46%	8.16%	10.55%

Supplemental data and ratios:
Net assets,
end of period (millions)	$189.8		$141.9	$49.4	$26.1	$38.9	$35.1
Ratio of expenses
to average net assets	0.55	%(5)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.72	%(5)	2.76%	3.26%	3.85%	4.19%	5.12%
Portfolio turnover rate(6)	13.3	%(4)	28.4%	64.4%	45.9%	41.4%	37.7%

(1)	Calculated using average shares outstanding during the year.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Amount is less than ($0.005).
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data:
Net asset value,
beginning of period	$10.77		$11.27	$10.82	$10.51	$10.18	$9.46
Income from
investment operations:
Net investment income	0.17		0.31 (1)	0.35 (2)	0.45 (2)	0.59 (1)	0.65 (2)
Net realized and unrealized
gains (losses) on investments	0.35		(0.46)	0.50	0.36	0.39	0.74
Total from
investment operations	0.52		(0.15)	0.85	0.81	0.98	1.39
Less distributions:
Distributions from net
investment income	(0.17)		(0.34)	(0.38)	(0.46)	(0.60)	(0.65)
Distributions from
net realized gains	—		(0.01)	(0.02)	(0.04)	(0.05)	(0.02)
Total distributions	(0.17)		(0.35)	(0.40)	(0.50)	(0.65)	(0.67)
Net asset value, end of period	$11.12		$10.77	$11.27	$10.82	$10.51	$10.18

Total return	4.81	%(3)	(1.32)%	7.95%	7.89%	9.81%	15.36%

Supplemental data and ratios:
Net assets,
end of period (millions)	$2,254.2		$1,789.7	$1,573.4	$768.9	$452.4	$215.2
Ratio of expenses
to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	3.04	%(4)	2.83%	3.12%	4.22%	5.56%	6.67%
Portfolio turnover rate(5)	9.8	%(3)	35.5%	36.7%	34.6%	61.5%	33.2%

(1)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for performance book to tax differences.
(2)	Calculated using average shares outstanding during the year.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data:
Net asset value,
beginning of period	$11.16		$11.67	$11.18	$10.85	$10.49	$9.72
Income from
investment operations:
Net investment income	0.16		0.29 (1)	0.33 (2)	0.44 (2)	0.57 (1)	0.64 (2)
Net realized and unrealized
gains (losses) on investments	0.35		(0.48)	0.53	0.37	0.41	0.78
Total from
investment operations	0.51		(0.19)	0.86	0.81	0.98	1.42
Less distributions:
Distributions from net
investment income	(0.15)		(0.31)	(0.35)	(0.44)	(0.57)	(0.63)
Distributions from
net realized gains	—		(0.01)	(0.02)	(0.04)	(0.05)	(0.02)
Total distributions	(0.15)		(0.32)	(0.37)	(0.48)	(0.62)	(0.65)
Net asset value, end of period	$11.52		$11.16	$11.67	$11.18	$10.85	$10.49

Total return	4.61	%(3)	(1.61)%	7.80%	7.57%	9.53%	15.06%

Supplemental data and ratios:
Net assets,
end of period (millions)	$1,165.7		$1,044.1	$1,036.0	$331.9	$58.4	$45.5
Ratio of expenses
to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.79	%(4)	2.58%	2.87%	3.97%	5.31%	6.42%
Portfolio turnover rate(5)	9.8	%(3)	35.5%	36.7%	34.6%	61.5%	33.2%
(1)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for performance book to tax differences.
(2)	Calculated using average shares outstanding during the year.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2014 (Unaudited)

1.	Organization
Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund (each, a “Fund” and collectively, the “Funds”), six of the nine series comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Ultra Short Bond Fund commenced operations with the sale of both Institutional and Investor Class shares on December 31, 2013.  The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class shares on August 31, 2004 while the Investor Class shares commenced operations on September 19, 2012.  The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor Class shares on March 30, 2001.  The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor Class shares on September 29, 2000.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee of 0.25%.  See Note 8.

The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.  The Fund’s benchmark index, the Barclays U.S. Short-Term Government/Corporate Index, is an unmanaged, market value weighted index of investment grade, fixed debt including government and corporate securities with maturities less than one year.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays 1-3 Year U.S. Government/Credit Bond Index. The Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Intermediate U.S. Government/Credit Bond Index.  The Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays U.S. Aggregate Bond Index.  The Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays U.S. Universal Bond Index. The Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Notes to the Financial Statements
June 30, 2014 (Unaudited)

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or the Funds’ independent pricing service does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

b)
Unregistered Securities – Five of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  The value of such securities for the Baird Ultra Short Bond, Baird Short-Term Bond, Baird Intermediate Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds were $3,760,404 (26.57% of net assets), $379,222,214 (17.31% of net assets), $185,558,170 (14.66% of net assets), $278,923,318 (12.41% of net assets), and $438,975,478 (12.84% of net assets),  respectively, at June 30, 2014.  Restricted securities may be deemed to be liquid as determined by the

Notes to the Financial Statements
June 30, 2014 (Unaudited)

2.	Significant Accounting Policies (cont.)

Advisor based on several factors.  All of the restricted securities held by the Funds as of June 30, 2014 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and nearly all have been deemed to be liquid.

c)
Foreign Securities – Foreign securities are defined as securities of issuers that are organized outside the United States. The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013, or for any other tax years which are open for exam. As of June 30, 2014, open tax years include the tax years ended December 31, 2010 through 2013. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.

f)
Distributions to Shareholders – Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

g)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.

Notes to the Financial Statements
June 30, 2014 (Unaudited)

2.	Significant Accounting Policies (cont.)

Paydown gains and losses are netted and recorded as interest income on the Statement of Operations for financial reporting purposes.  Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

j)
Recent Accounting Pronouncements – In January 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2013-01 clarifies ASU No. 2011-11 to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure for both gross and net information for derivatives and other financial instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”). Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) the net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c).  The effective date of each ASU is for interim and annual periods beginning on or after January 1, 2013.  The Funds are not required to disclose the applicable requirements of this accounting standard in their Statement of Assets & Liabilities due to the absence of a master netting agreement relating to the Funds’ participation in securities lending.  As such, no additional disclosures have been made on behalf of the Funds.

In June 2014, the FASB issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions.  The effective date of this ASU is for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Notes to the Financial Statements
June 30, 2014 (Unaudited)

3.	Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Ultra Short Bond Fund^
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2014			June 30, 2014
	Shares	Amount		Shares	Amount
Shares sold	1,396,004	$14,007,669	Shares sold	9,651	$97,000
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	4,061	40,855	of dividends	16	164
Shares redeemed	(4,472)	(45,031)	Shares redeemed	—	—
Net increase	1,395,593	$14,003,493	Net increase	9,667	$97,164
Shares Outstanding:			Shares Outstanding:
Beginning of period	—		Beginning of period	—
End of period	1,395,593		End of period	9,667

^  Commencement of operations was December 31, 2013.

Baird Short-Term Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2014			June 30, 2014
	Shares	Amount		Shares	Amount
Shares sold	49,025,620	$476,802,830	Shares sold	1,505,101	$14,636,683
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	1,489,079	14,477,129	of dividends	12,499	121,507
Shares redeemed	(33,148,375)	(322,496,813)	Shares redeemed	(1,237,998)	(12,043,211)
Net increase	17,366,324	$168,783,146	Net increase	279,602	$2,714,979
Shares Outstanding:			Shares Outstanding:
Beginning of period	204,832,563		Beginning of period	2,478,333
End of period	222,198,887		End of period	2,757,935

Notes to the Financial Statements
June 30, 2014 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Short-Term Bond Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2013			December 31, 2013
	Shares	Amount		Shares	Amount
Shares sold	133,023,716	$1,293,669,284	Shares sold	2,851,595	$27,760,685
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	2,957,005	28,726,556	of dividends	7,956	77,195
Shares redeemed	(63,981,180)	(622,888,419)	Shares redeemed	(533,574)	(5,193,589)
Net increase	71,999,541	$699,507,421	Net increase	2,325,977	$22,644,291
Shares Outstanding:			Shares Outstanding:
Beginning of year	132,833,022		Beginning of year	152,356
End of year	204,832,563		End of year	2,478,333

Baird Intermediate Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2014			June 30, 2014
	Shares	Amount		Shares	Amount
Shares sold	12,390,405	$137,803,672	Shares sold	1,410,951	$16,301,418
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	1,050,442	11,672,608	of dividends	42,518	491,218
Shares redeemed	(6,095,168)	(67,706,050)	Shares redeemed	(597,975)	(6,904,821)
Net increase	7,345,679	$81,770,230	Net increase	855,494	$9,887,815
Shares Outstanding:			Shares Outstanding:
Beginning of period	101,253,258		Beginning of period	3,678,501
End of period	108,598,937		End of period	4,533,995

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2013			December 31, 2013
	Shares	Amount		Shares	Amount
Shares sold	37,134,677	$412,939,370	Shares sold	2,881,540	$33,484,462
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	1,931,633	21,480,431	of dividends	69,261	800,067
Shares redeemed	(14,537,572)	(161,463,957)	Shares redeemed	(1,548,764)	(17,926,518)
Net increase	24,528,738	$272,955,844	Net increase	1,402,037	$16,358,011
Shares Outstanding:			Shares Outstanding:
Beginning of year	76,724,520		Beginning of year	2,276,464
End of year	101,253,258		End of year	3,678,501

Notes to the Financial Statements
June 30, 2014 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Intermediate Municipal Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2014			June 30, 2014
	Shares	Amount		Shares	Amount
Shares sold	13,298,080	$155,939,687	Shares sold	1,894,839	$22,702,742
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	749,398	8,788,201	of dividends	182,921	2,192,003
Shares redeemed	(9,330,628)	(109,233,921)	Shares redeemed	(2,185,943)	(26,151,712)
Net increase	4,716,850	$55,493,967	Net decrease	(108,183)	$(1,256,967)
Shares Outstanding:			Shares Outstanding:
Beginning of period	69,393,191		Beginning of period	17,430,650
End of period	74,110,041		End of period	17,322,467

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2013			December 31, 2013
	Shares	Amount		Shares	Amount
Shares sold	26,493,640	$312,051,832	Shares sold	5,238,276	$63,128,361
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	1,665,529	19,521,896	of dividends	438,678	5,251,221
Shares redeemed	(38,953,053)	(457,319,983)	Shares redeemed	(9,327,884)	(111,810,823)
Net decrease	(10,793,884)	$(125,746,255)	Net decrease	(3,650,930)	$(43,431,241)
Shares Outstanding:			Shares Outstanding:
Beginning of year	80,187,075		Beginning of year	21,081,580
End of year	69,393,191		End of year	17,430,650

Baird Aggregate Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2014			June 30, 2014
	Shares	Amount		Shares	Amount
Shares sold	47,272,873	$503,188,004	Shares sold	5,829,746	$63,630,530
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	2,118,582	22,527,491	of dividends	203,048	2,224,179
Shares redeemed	(17,869,209)	(190,024,738)	Shares redeemed	(2,124,075)	(23,244,570)
Net increase	31,522,246	$335,690,757	Net increase	3,908,719	$42,610,139
Shares Outstanding:			Shares Outstanding:
Beginning of period	159,952,275		Beginning of period	13,229,616
End of period	191,474,521		End of period	17,138,335

Notes to the Financial Statements
June 30, 2014 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Aggregate Bond Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2013			December 31, 2013
	Shares	Amount		Shares	Amount
Shares sold	81,532,396	$864,177,608	Shares sold	13,314,778	$146,699,358
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	3,939,511	41,769,235	of dividends	291,300	3,172,439
Shares redeemed(1)	(62,786,649)	(665,296,456)	Shares redeemed	(4,783,014)	(52,193,930)
Net increase	22,685,258	$240,650,387	Net increase	8,823,064	$97,677,867
Shares Outstanding:			Shares Outstanding:
Beginning of year	137,267,017		Beginning of year	4,406,552
End of year	159,952,275		End of year	13,229,616

(1)
In the fourth quarter of 2013, the Baird Aggregate Bond Fund satisfied a redemption request made by a large shareholder by distributing the Fund’s portfolio securities in kind to the redeeming shareholder. The redemption was effected in accordance with policies and procedures approved by the Board of Directors of the Funds.

Baird Core Plus Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2014			June 30, 2014
	Shares	Amount		Shares	Amount
Shares sold	50,515,971	$556,092,596	Shares sold	18,864,158	$214,781,129
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	2,565,914	28,213,154	of dividends	1,275,587	14,533,292
Shares redeemed	(16,439,074)	(180,046,262)	Shares redeemed	(12,526,917)	(142,362,432)
Net increase	36,642,811	$404,259,488	Net increase	7,612,828	$86,951,989
Shares Outstanding:			Shares Outstanding:
Beginning of period	166,166,636		Beginning of period	93,561,566
End of period	202,809,447		End of period	101,174,394

Notes to the Financial Statements
June 30, 2014 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Core Plus Bond Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2013			December 31, 2013
	Shares	Amount		Shares	Amount
Shares sold	74,068,429	$816,081,945	Shares sold	48,901,785	$561,114,866
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	4,648,511	50,888,369	of dividends	2,710,437	30,756,030
Shares redeemed	(52,145,086)	(570,782,143)	Shares redeemed	(46,866,443)	(532,393,630)
Net increase	26,571,854	$296,188,171	Net increase	4,745,779	$59,477,266
Shares Outstanding:			Shares Outstanding:
Beginning of year	139,594,782		Beginning of year	88,815,787
End of year	166,166,636		End of year	93,561,566

4.	Investment Transactions and Income Tax Information
During the six months ended June 30, 2014, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$—	$—	$—
Other	$15,403,381	$767,133,620	$250,918,720

Sales:
U.S. Government	$—	$—	$—
Other	$2,837,159	$547,650,530	$163,614,410

	Baird
	Intermediate	Baird	Baird
	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$—	$268,319	$29,493,320
Other	$73,857,906	$574,317,400	$687,605,850

Sales:
U.S. Government	$9,225,137	$4,332,956	$7,041,642
Other	$22,168,040	$250,543,438	$286,220,879

Notes to the Financial Statements
June 30, 2014 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)
At December 31, 2013, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$2,212,265,085	$1,368,699,239	$945,496,398	$2,026,445,143	$3,094,265,952
Gross unrealized
appreciation	$13,265,398	$23,781,743	$34,838,976	$40,732,991	$52,227,554
Gross unrealized
depreciation	(8,844,501)	(11,691,355)	(9,337,348)	(40,486,803)	(80,251,380)
Net unrealized
appreciation
(depreciation)	$4,420,897	$12,090,388	$25,501,628	$246,188	$(28,023,826)
Undistributed
ordinary income	$518,513	$34,180	$—	$63,323	$269,644
Undistributed
long-term
capital gain	236,307	—	—	—	—
Total distributable
earnings	$754,820	$34,180	$—	$63,323	$269,644
Other accumulated
losses	—	(4,414)	(365,127)	(10,455,273)	(13,152,721)
Total accumulated
earnings/(losses)	$5,175,717	$12,120,154	$25,136,501	$(10,145,762)	$(40,906,903)

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.  The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, and non-deductible expenses. These reclassifications have no effect on net assets or net asset value per share.

Notes to the Financial Statements
June 30, 2014 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)
The tax components of dividends paid during the periods shown below were as follows:

	Six Months Ended		Year Ended
	June 30, 2014		December 31, 2013
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distributions	Distributions	Distributions	Distributions
Baird Ultra Short Bond Fund	$55,392	$—	$ N/A	$ N/A
Baird Short-Term Bond Fund	$16,960,172	$—	$29,397,102	$3,294,675
Baird Intermediate Bond Fund	$14,306,320	$—	$25,175,900	$1,249,485
Baird Intermediate Municipal Bond Fund	$—	$—	$209,368	$—
Baird Aggregate Bond Fund	$29,416,499	$—	$55,824,951	$—
Baird Core Plus Bond Fund	$44,436,004	$—	$84,668,834	$1,900,391

For the six months ended June 30, 2014 and the year ended December 31, 2013, distributions of $12,669,421 and $29,127,940, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2013. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2013, Baird Aggregate Bond Fund elected to defer capital losses occurring between November 1, 2013 and December 31, 2013 in the amount of $4,706,969.

At December 31, 2013, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss		Year of
	Carryover	Character	Expiration
Baird Intermediate Bond Fund	$4,414	Short-Term	Indefinitely
Baird Intermediate Municipal Bond Fund	365,127	Short-Term	Indefinitely
Baird Aggregate Bond Fund	5,748,122	Short-Term	Indefinitely
	4,707,151	Long-Term	Indefinitely
Baird Core Plus Bond Fund	8,445,752	Short-Term	Indefinitely

To the extent a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.  During the year ended December 31, 2013, the Baird Intermediate Municipal Bond Fund utilized capital loss carryover of $717,460.

5.	Investment Advisory and Other Agreements
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the six months ended June 30, 2014, the Advisor waived the following amount:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$8,646

Notes to the Financial Statements
June 30, 2014 (Unaudited)

5.	Investment Advisory and Other Agreements (cont.)
The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.  Effective June 20, 2014, U.S. Bank is considered an “affiliated person” of the Funds for purposes of the 1940 Act, as a result of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively acquiring 5% or more of the shares of the Baird Aggregate Bond Fund, a separate series of the Company.  As a result, USBFS is an affiliated person of an affiliated person (or a “second tier” affiliate) of the Funds.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

6.	Securities Lending
Each Fund (other than the Intermediate Municipal Bond Fund) may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bank, N.A., the Funds’ custodian and an affiliated person of the Funds, and an affiliate of USBFS, the Funds’ transfer agent and administrator and a second-tier affiliate of the Funds.  The  securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2014, the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of June 30, 2014, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird Short-Term Bond Fund	$129,636,231	$132,338,001
Baird Intermediate Bond Fund	227,302,513	231,817,863
Baird Aggregate Bond Fund	226,586,682	230,827,699
Baird Core Plus Bond Fund	225,481,186	229,724,869

Notes to the Financial Statements
June 30, 2014 (Unaudited)

6.	Securities Lending (cont.)
The Funds receive cash as collateral in return for securities lent as part of the securities lending program.  The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act).  The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2014.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations.  Interest income earned on collateral investments and recognized by the Funds during the six months ended June 30, 2014 for the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund were $112,402, $156,025, $119,773, and $292,724, respectively.

7.	Line of Credit
The Corporation maintains an uncommitted, senior secured and unsecured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  The unsecured line of credit is available to the Funds for any period during which U.S. Bank is an affiliate of the Funds.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank. The Bank charges interest at the Bank’s Prime Rate less 2% (weighted average rate of 1.25% for the first half of 2014).  For the six months ended June 30, 2014, the Funds did not have any borrowings.

8.	Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird Ultra Short Bond, Baird Short-Term Bond, Baird Intermediate Bond, Baird Intermediate Municipal Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds incurred $50, $32,893, $59,059, $254,394, $211,379 and $1,357,620, respectively, in fees pursuant to the Plan during the six months ended June 30, 2014.

9.	Subsequent Event:
In preparing these financial statements, the Corporation has evaluated events after June 30, 2014.  There were no subsequent events since June 30, 2014 through the date the financial statements were issued that would require adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 20th Floor
Chicago, IL 60604

Semi-Annual Report –
Baird Funds
June 30, 2014

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Value Fund

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Table of Contents

Baird LargeCap Fund	1
Baird MidCap Fund	10
Baird SmallCap Value Fund	17
Additional Information on Fund Expenses	23
Statements of Assets and Liabilities	25
Statements of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	30
Notes to the Financial Statements	36
Additional Information	46

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird LargeCap Fund
June 30, 2014 (Unaudited)

A June 30, 2014 summary of the Fund’s top 10 holdings and equity sector analysis compared to the S&P 500® Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Seagate Technology
Public Limited Company	3.0%
DISH Network Corporation	2.9%
Moody’s Corporation	2.8%
Medtronic, Inc.	2.7%
Wells Fargo & Company	2.6%
Phillips 66	2.6%
Intel Corporation	2.5%
Northrop Grumman Corporation	2.2%
PepsiCo, Inc.	2.1%
Alliance Data Systems Corporation	2.0%

Net Assets:	$34,707,872
Portfolio Turnover Rate:	44.4%	†
Number of Equity Holdings:	112

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	1.24%
Investor Class:	1.49%	****

Net
Institutional Class:	0.75%
Investor Class:	1.00%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2014.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2014, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2015.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird LargeCap Fund
June 30, 2014 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2014	Six Months	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	7.83%	31.95%	17.62%	6.40%	2.87%
Investor Class Shares	7.62%	31.58%	17.31%	6.14%	2.61%
Russell 1000® Growth Index(2)	6.31%	26.92%	19.24%	8.20%	2.05%
S&P 500® Index(3)	7.14%	24.61%	18.83%	7.78%	4.29%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2014.
(2)
The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

(3)
The S&P 500® Index measures the performance of 500 common stocks chosen for market size, liquidity and industry group representation of U.S. equity performance.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

Effective December 23, 2013, Baird Kailash Group, LLC became the Fund’s subadviser.  The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund’s subadviser makes investment decisions for the Fund primarily using quantitative investment models which rank securities based on fundamental measures of value, past performance and indicators of recent positive changes.  The success of the quantitative investment methodologies and processes employed by the subadviser depends on the analyses and assessments that were used in developing such methodologies and processes, as well as on the accuracy and reliability of models and data provided by third parties.  Incorrect analyses and assessments or inaccurate or incomplete models and data would adversely affect performance.  Certain low-probability events or factors that are assigned little weight may occur or prove to be more likely or may have more relevance than expected, for short or extended periods of time.  It is also possible that prices of securities may move in directions that were not predicted by the subadviser’s quantitative methodologies.  The Fund may invest in stocks (or ADRs representing stocks) of foreign companies that are traded on U.S. exchanges.  Foreign investments involve additional risk such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Common Stocks
			% of
	Shares	Value	Net Assets
Aerospace & Defense
The Boeing Company	2,515	$319,983	0.9%
Lockheed Martin Corporation	466	74,900	0.2%
Northrop Grumman Corporation	6,466	773,528	2.2%
Raytheon Company	6,702	618,260	1.8%
		1,786,671	5.1%
Airlines
Delta Air Lines, Inc.	9,284	359,476	1.1%
Southwest Airlines Co.	11,986	321,944	0.9%
		681,420	2.0%
Auto Components
Delphi Automotive PLC f	4,543	312,286	0.9%
TRW Automotive Holdings Corp.*	846	75,734	0.2%
		388,020	1.1%
Automobiles
Ford Motor Company	35,354	609,503	1.7%
General Motors Company	3,494	126,832	0.4%
Harley-Davidson, Inc.	1,020	71,247	0.2%
		807,582	2.3%
Banks
Bank of America Corp.	13,484	207,249	0.6%
Fifth Third Bancorp	10,155	216,809	0.6%
Huntington Bancshares Incorporated	65,479	624,670	1.8%
J.P. Morgan Chase & Co.	1,307	75,309	0.2%
KeyCorp	11,097	159,020	0.5%
Regions Financial Corporation	13,936	148,000	0.4%
U.S. Bancorp	12,602	545,919	1.6%
Wells Fargo & Company	17,364	912,652	2.6%
		2,889,628	8.3%
Beverages
The Coca-Cola Company	3,390	143,600	0.4%
Coca-Cola Enterprises, Inc.	3,398	162,357	0.5%
PepsiCo, Inc.	8,076	721,510	2.1%
		1,027,467	3.0%
Biotechnology
Amgen Inc.	3,102	367,184	1.1%
Building Products
Masco Corporation	6,512	144,566	0.4%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Capital Markets
Ameriprise Financial, Inc.	2,522	$302,640	0.9%
The Blackstone Group L.P.	11,582	387,302	1.1%
UBS AG* f	3,275	59,998	0.2%
		749,940	2.2%
Chemicals
Celanese Corporation	1,170	75,208	0.2%
The Dow Chemical Company	4,309	221,741	0.6%
International Flavors & Fragrances Inc.	1,491	155,482	0.5%
LyondellBasell Industries N.V. – Class A f	3,980	388,647	1.1%
Sigma-Aldrich Corporation	728	73,877	0.2%
W. R. Grace & Co*	717	67,778	0.2%
		982,733	2.8%
Communications Equipment
Harris Corporation	2,921	221,266	0.7%
QUALCOMM Incorporated	1,888	149,529	0.4%
		370,795	1.1%
Consumer Finance
American Express Company	4,872	462,207	1.3%
Capital One Financial Corporation	921	76,074	0.2%
Discover Financial Services	7,719	478,424	1.4%
		1,016,705	2.9%
Containers & Packaging
Ball Corporation	6,401	401,215	1.2%
Diversified Consumer Services
H&R Block, Inc.	6,432	215,601	0.6%
Diversified Financial Services
McGraw Hill Financial, Inc.	906	75,225	0.2%
Moody’s Corporation	10,928	957,949	2.8%
		1,033,174	3.0%
Diversified Telecommunication Services
AT&T Inc.	2,078	73,478	0.2%
Electrical Equipment
Rockwell Automation, Inc.	1,964	245,814	0.7%
Energy Equipment & Services
Halliburton Company	2,248	159,631	0.5%
Seadrill Limited f	1,316	52,574	0.1%
		212,205	0.6%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Food & Staples Retailing
The Kroger Co.	5,188	$256,443	0.7%
Safeway Inc.	2,116	72,663	0.2%
		329,106	0.9%
Food Products
Archer-Daniels-Midland Company	6,985	308,108	0.9%
Campbell Soup Company	5,684	260,384	0.7%
General Mills, Inc.	1,197	62,890	0.2%
Tyson Foods, Inc.	1,649	61,904	0.2%
		693,286	2.0%
Health Care Equipment & Supplies
Abbott Laboratories	1,568	64,131	0.2%
Baxter International Inc.	940	67,962	0.2%
Becton, Dickson and Company	3,163	374,183	1.1%
C.R. Bard, Inc.	3,840	549,158	1.6%
Edwards Lifesciences Corporation*	3,945	338,639	1.0%
Medtronic, Inc.	14,827	945,370	2.7%
St. Jude Medical, Inc.	7,073	489,805	1.4%
Varian Medical Systems, Inc.*	881	73,246	0.2%
		2,902,494	8.4%
Health Care Providers & Services
AmerisourceBergen Corporation	3,024	219,724	0.6%
Hotels, Restaurants & Leisure
Wyndham Worldwide Corporation	4,958	375,420	1.1%
Household Durables
PulteGroup, Inc.	14,182	285,909	0.8%
Household Products
The Clorox Company	1,400	127,960	0.4%
Energizer Holdings, Inc.	584	71,266	0.2%
Kimberly-Clark Corporation	1,911	212,541	0.6%
		411,767	1.2%
Independent Power Producers & Energy Traders
The AES Corporation	39,348	611,861	1.8%
Insurance
Aflac, Inc.	4,306	268,048	0.8%
Principal Financial Group, Inc.	1,553	78,395	0.2%
Prudential Financial, Inc.	788	69,951	0.2%
Unum Group	4,181	145,332	0.4%
		561,726	1.6%
The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Internet & Catalog Retail
Expedia, Inc.	3,920	$308,739	0.9%
IT Services
Alliance Data Systems Corporation*	2,476	696,375	2.0%
Blackhawk Network Holdings, Inc.*	317	8,512	0.0%
The Western Union Company	21,853	378,931	1.1%
		1,083,818	3.1%
Leisure Equipment Products
Hasbro, Inc.	2,583	137,028	0.4%
Life Sciences Tools & Services
Agilent Technologies, Inc.	2,457	141,130	0.4%
Machinery
Caterpillar Inc.	2,778	301,885	0.9%
Deere & Company	3,188	288,674	0.8%
		590,559	1.7%
Media
DISH Network Corporation – Class A*	15,538	1,011,213	2.9%
Omnicom Group Inc.	1,928	137,312	0.4%
Time Warner Cable Inc.	1,765	259,985	0.8%
Viacom Inc. – Class B	817	70,858	0.2%
		1,479,368	4.3%
Multiline Retail
Macys, Inc.	2,457	142,555	0.4%
Nordstrom, Inc.	4,416	299,979	0.9%
		442,534	1.3%
Multi-Utilities
CenterPoint Energy, Inc.	4,925	125,785	0.4%
CMS Energy Corporation	2,442	76,068	0.2%
		201,853	0.6%
Oil, Gas & Consumable Fuels
Marathon Petroleum Corporation	7,352	573,971	1.6%
Phillips 66	11,061	889,636	2.6%
Tesoro Corporation	1,998	117,223	0.3%
Valero Energy Corporation	1,296	64,929	0.2%
Whiting Petroleum Corporation*	5,148	413,127	1.2%
		2,058,886	5.9%
Pharmaceuticals
AbbVie Inc.	10,880	614,067	1.8%
Allergan, Inc.	570	96,456	0.3%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Pharmaceuticals (cont.)
Eli Lilly and Company	3,665	$227,853	0.6%
Pfizer Inc.	2,246	66,661	0.2%
		1,005,037	2.9%
Road & Rail
Hertz Global Holdings, Inc.*	8,838	247,729	0.7%
Semiconductors & Semiconductor Equipment
Intel Corporation	27,319	844,157	2.5%
Maxim Integrated Products, Inc.	4,339	146,702	0.4%
Micron Technology, Inc.*	13,515	445,319	1.3%
NVIDIA Corporation	8,047	149,191	0.4%
		1,585,369	4.6%
Software
Check Point Software Technologies Ltd.*f	4,508	302,171	0.9%
Microsoft Corporation	13,471	561,741	1.6%
Oracle Corporation	14,932	605,194	1.7%
		1,469,106	4.2%
Technology Hardware, Storage & Peripherals
Hewlett-Packard Company	8,872	298,809	0.9%
NetApp, Inc.	4,283	156,415	0.5%
SanDisk Corporation	5,468	571,023	1.6%
Seagate Technology Public Limited Company f	18,439	1,047,704	3.0%
Western Digital Corporation	4,210	388,583	1.1%
		2,462,534	7.1%
Thrifts & Mortgage Finance
New York Community Bancorp, Inc.	13,184	210,680	0.6%
Tobacco
Reynolds American, Inc.	1,227	74,050	0.2%
Total Common Stocks
(Cost $30,444,980)		33,283,911	95.9%
Exchange Traded Fund
SPDR Consumer Staples Select Sector Fund	7,273	324,521	0.9%
Total Exchange Traded Fund
(Cost $321,909)		324,521	0.9%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Short-Term Investments
			% of
	Shares	Value	Net Assets
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06%«	490,124	$490,124	1.4%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.06%«	600,000	600,000	1.8%
Total Short-Term Investments
(Cost $1,090,124)		1,090,124	3.2%
Total Investments
(Cost $31,857,013)		34,698,556	100.0%
Other Assets in Excess of Liabilities		9,316	0.0%
TOTAL NET ASSETS		$34,707,872	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Summary of Fair Value Exposure at June 30, 2014

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$33,283,911	$—	$—	$33,283,911
Total Equity	33,283,911	—	—	33,283,911
Exchange Traded Fund	324,521	—	—	324,521
Short-Term Investments
Money Market Mutual Funds	1,090,124	—	—	1,090,124
Total Short-Term Investments	1,090,124	—	—	1,090,124
Total Investments*	$34,698,556	$—	$—	$34,698,556

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird MidCap Fund
June 30, 2014 (Unaudited)

A June 30, 2014 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell MidCap® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Whiting Petroleum Corporation	2.5%
Affiliated Managers Group, Inc.	2.4%
O’Reilly Automotive, Inc.	2.3%
Alliance Data Systems Corporation	2.3%
ICON Public Limited Company	2.3%
Illumina, Inc.	2.3%
Southwestern Energy Company	2.1%
Rockwell Automation, Inc.	2.1%
McCormick & Co, Incorporated	2.1%
Skyworks Solutions, Inc.	2.1%

Net Assets:	$959,083,055
Portfolio Turnover Rate:	13.5%	†
Number of Equity Holdings:	60

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	0.88%
Investor Class:	1.13%	****

Net
Institutional Class:	0.85%
Investor Class:	1.10%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2014.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2014, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2015.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird MidCap Fund
June 30, 2014 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2014	Six Months	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	2.87%	22.85%	21.53%	9.37%	7.16%
Investor Class Shares	2.77%	22.63%	21.23%	9.12%	6.91%
Russell MidCap® Growth Index(2)	6.51%	26.04%	21.16%	9.83%	5.94%

(1)	For the period from December 29, 2000 (commencement of operations) through June 30, 2014.
(2)
The Russell MidCap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell MidCap® index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of mid-capitalization companies.  Mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Common Stocks
			% of
	Shares	Value	Net Assets
Banks
East West Bancorp, Inc.	562,321	$19,675,612	2.0%
Building Products
Fortune Brands Home & Security, Inc.	447,036	17,850,148	1.9%
Capital Markets
Affiliated Managers Group, Inc.*	113,280	23,267,712	2.4%
Greenhill & Co., Inc.	381,638	18,795,671	2.0%
Invesco Limited f	210,954	7,963,514	0.8%
		50,026,897	5.2%
Chemicals
Airgas, Inc.	111,938	12,191,168	1.3%
Commercial Services & Supplies
Stericycle, Inc.*	139,707	16,544,103	1.7%
Construction & Engineering
Fluor Corporation	186,056	14,307,706	1.5%
Containers & Packaging
AptarGroup, Inc.	210,318	14,093,409	1.5%
Distributors
LKQ Corporation*	668,997	17,855,530	1.9%
Electrical Equipment
Acuity Brands, Inc.	131,082	18,122,086	1.9%
Regal-Beloit Corporation	94,703	7,439,868	0.8%
Rockwell Automation, Inc.	164,157	20,545,890	2.1%
		46,107,844	4.8%
Electronic Equipment, Instruments & Components
Trimble Navigation Limited*	530,454	19,600,275	2.0%
Energy Equipment & Services
Core Laboratories N.V. f	46,857	7,827,930	0.8%
Oceaneering International, Inc.	188,427	14,721,802	1.5%
		22,549,732	2.3%
Food & Staples Retailing
The Fresh Market, Inc.*	340,804	11,406,710	1.2%
Food Products
McCormick & Co, Incorporated	285,491	20,438,301	2.1%
Mead Johnson Nutrition Company	152,880	14,243,829	1.5%
		34,682,130	3.6%
Health Care Equipment & Supplies
Globus Medical, Inc.*	387,890	9,278,329	1.0%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Health Care Providers & Services
Acadia Healthcare Company, Inc.*	356,562	$16,223,571	1.7%
Envision Healthcare Holdings, Inc.*	142,921	5,132,293	0.5%
		21,355,864	2.2%
Health Care Technology
Cerner Corporation*	154,449	7,966,479	0.8%
Hotels Restaurants & Leisure
Buffalo Wild Wings Inc.*	84,782	14,049,225	1.5%
Household Products
Church & Dwight Co., Inc.	240,267	16,806,677	1.7%
Internet & Catalog Retail
HomeAway, Inc.*	282,000	9,819,240	1.0%
Internet Software & Services
Envestnet, Inc.*	80,907	3,957,971	0.4%
Pandora Media, Inc.*	190,330	5,614,735	0.6%
		9,572,706	1.0%
IT Services
Alliance Data Systems Corporation*	78,101	21,965,906	2.3%
Leisure Equipment Products
Polaris Industries Inc.	106,615	13,885,538	1.4%
Life Sciences Tools & Services
ICON Public Limited Company*f	465,554	21,932,249	2.3%
Illumina, Inc.*	122,493	21,869,900	2.3%
		43,802,149	4.6%
Machinery
Actuant Corporation – Class A	398,882	13,789,351	1.4%
The Middleby Corporation*	202,920	16,785,542	1.8%
Trinity Industries, Inc.	221,465	9,682,450	1.0%
WABCO Holdings Inc.*	188,885	20,176,696	2.1%
		60,434,039	6.3%
Multiline Retail
Dollar Tree, Inc.*	361,133	19,667,303	2.1%
Oil, Gas & Consumable Fuels
Southwestern Energy Company*	453,654	20,636,721	2.1%
Whiting Petroleum Corporation*	295,765	23,735,141	2.5%
		44,371,862	4.6%
Pharmaceuticals
Perrigo Company PLC f	126,828	18,486,449	1.9%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Professional Services
Manpower Inc.	212,650	$18,043,353	1.9%
Road & Rail
J.B. Hunt Transport Services, Inc.	243,685	17,979,079	1.9%
Semiconductors & Semiconductor Equipment
Altera Corporation	302,530	10,515,943	1.1%
Microchip Technology Incorporated	317,075	15,476,431	1.6%
Skyworks Solutions, Inc.	434,734	20,415,108	2.1%
		46,407,482	4.8%
Software
ANSYS, Inc.*	202,009	15,316,322	1.6%
Citrix Systems, Inc.*	183,389	11,470,982	1.2%
Concur Technologies, Inc.*	157,811	14,730,079	1.5%
Fortinet, Inc.*	614,010	15,430,071	1.6%
Qlik Technologies Inc.*	271,061	6,131,400	0.7%
The Ultimate Software Group, Inc.*	112,610	15,559,324	1.6%
		78,638,178	8.2%
Specialty Retail
Dick’s Sporting Goods, Inc.	329,862	15,358,375	1.6%
O’Reilly Automotive, Inc.*	148,044	22,295,426	2.3%
Tiffany & Co.	163,349	16,375,737	1.7%
Tractor Supply Company	238,531	14,407,272	1.5%
Urban Outfitters, Inc.*	493,753	16,718,477	1.8%
		85,155,287	8.9%
Textiles, Apparel & Luxury Goods
PVH Corp.	173,686	20,251,788	2.1%
Under Armour, Inc. – Class A*	201,168	11,967,484	1.3%
		32,219,272	3.4%
Trading Companies & Distributors
Fastenal Company	342,675	16,958,986	1.8%
Watsco, Inc.	139,778	14,363,587	1.5%
		31,322,573	3.3%
Total Common Stocks
(Cost $808,230,043)		918,118,254	95.7%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Short-Term Investments
			% of
	Shares	Value	Net Assets
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06%«	25,491,954	$25,491,954	2.6%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.06%«	18,000,000	18,000,000	1.9%
Total Short-Term Investments
(Cost $43,491,954)		43,491,954	4.5%
Total Investments
(Cost $851,721,997)		961,610,208	100.2%
Liabilities in Excess of Other Assets		(2,527,153)	(0.2)%
TOTAL NET ASSETS		$959,083,055	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Summary of Fair Value Exposure at June 30, 2014

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$918,118,254	$—	$—	$918,118,254
Total Equity	918,118,254	—	—	918,118,254
Short-Term Investments
Money Market Mutual Funds	43,491,954	—	—	43,491,954
Total Short-Term Investments	43,491,954	—	—	43,491,954
Total Investments*	$961,610,208	$—	$—	$961,610,208

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird SmallCap Value Fund
June 30, 2014 (Unaudited)

A June 30, 2014 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Value Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Portfolio Recovery Associates, Inc.	3.8%
Targa Resources Corp.	3.7%
Pinnacle Foods Inc.	3.4%
Integrated Device Technology, Inc.	3.4%
Motorcar Parts of America, Inc.	3.3%
LTC Properties, Inc.	3.0%
Generac Holdings Inc.	2.9%
Encore Capital Group, Inc.	2.7%
Hexcel Corporation	2.7%
Hilltop Holdings, Inc.	2.7%

Net Assets:	$25,485,263
Portfolio Turnover Rate:	27.4%	†
Number of Equity Holdings:	43

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	2.03%
Investor Class:	2.28%	****

Net
Institutional Class:	1.00%
Investor Class:	1.25%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2014.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2014, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 1.00% of average daily net assets for the Institutional Class shares and 1.25% of average daily net assets for the Investor Class shares, at least through April 30, 2015.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird SmallCap Value Fund
June 30, 2014 (Unaudited)

Total Returns

			Average
			Annual
			Since
For the Periods Ended June 30, 2014	Six Months	One Year	Inception(1)
Institutional Class Shares	3.07%	24.71%	20.29%
Investor Class Shares	2.93%	24.39%	19.99%
Russell 2000® Value Index(2)	4.20%	22.54%	20.75%

(1)	For the period from May 1, 2012 (commencement of operations) through June 30, 2014.
(2)
The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Common Stocks
			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corporation*	16,699	$682,989	2.7%
Auto Components
Motorcar Parts of America, Inc.*	34,773	846,723	3.3%
Banks
PrivateBancorp, Inc.	16,661	484,169	1.9%
Texas Capital Bancshares, Inc.*	7,728	416,925	1.6%
TriState Capital Holdings, Inc.*	36,161	510,955	2.0%
		1,412,049	5.5%
Capital Markets
Diamond Hill Investment Group, Inc.	5,279	674,234	2.6%
Communications Equipment
Applied Optoelectronics, Inc.*	16,894	391,941	1.5%
Construction & Engineering
MasTec, Inc.*	20,619	635,478	2.5%
Quanta Services, Inc.*	17,633	609,749	2.4%
		1,245,227	4.9%
Consumer Finance
Encore Capital Group, Inc.*	15,261	693,155	2.7%
Portfolio Recovery Associates, Inc.*	16,346	973,077	3.8%
		1,666,232	6.5%
Diversified Consumer Services
Steiner Leisure Limited*f	8,314	359,913	1.4%
Electric Utilities
UIL Holdings Corporation	13,311	515,269	2.0%
Electrical Equipment
Generac Holdings Inc.*	15,089	735,438	2.9%
Electronic Equipment, Instruments & Components
Methode Electronics, Inc.	16,209	619,346	2.4%
Energy Equipment & Services
Pacific Drilling SA*f	53,960	539,600	2.1%
Vantage Drilling Co.*f	198,334	380,801	1.5%
Willbros Group, Inc.*	42,672	526,999	2.1%
		1,447,400	5.7%
Food Products
Pinnacle Foods Inc.	26,294	865,073	3.4%
Gas Utilities
South Jersey Industries, Inc.	8,341	503,880	2.0%

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Health Care Equipment & Supplies
ICU Medical, Inc.*	6,946	$422,386	1.7%
Insurance
HCC Insurance Holdings, Inc.	13,073	639,792	2.5%
Hilltop Holdings, Inc.*	31,991	680,129	2.7%
		1,319,921	5.2%
Internet & Catalog Retail
Lands’ End, Inc.*	15,298	513,707	2.0%
Internet Software & Services
j2 Global, Inc.	10,828	550,712	2.2%
IT Services
WEX Inc.*	5,153	540,910	2.1%
Oil, Gas & Consumable Fuels
Dorian LPG Limited*	21,639	497,481	2.0%
Navigator Holdings Limited*f	19,975	586,865	2.3%
PDC Energy, Inc.*	8,853	559,067	2.2%
Targa Resources Corp.	6,747	941,679	3.7%
		2,585,092	10.2%
Real Estate Investment Trusts (REITs)
BioMed Realty Trust, Inc.	22,429	489,625	1.9%
Blackstone Mortgage Trust, Inc.	17,493	507,297	2.0%
DiamondRock Hospitality Company	42,538	545,337	2.1%
Hersha Hospitality Trust	56,941	382,074	1.5%
LTC Properties, Inc.	19,544	762,998	3.0%
		2,687,331	10.5%
Road & Rail
Quality Distribution, Inc.*	33,435	496,844	1.9%
Universal Truckload Services, Inc.	25,095	636,409	2.5%
		1,133,253	4.4%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc.*	55,445	857,180	3.4%
TriQuint Semiconductor, Inc.*	33,782	534,093	2.1%
		1,391,273	5.5%
Specialty Retail
Conn’s Inc.*	12,286	606,805	2.4%

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Common Stocks (cont.)
			% of
	Shares	Value	Net Assets
Thrifts & Mortgage Finance
Bofi Holding, Inc.*	9,198	$675,777	2.7%
Capitol Federal Financial, Inc.	19,387	235,746	0.9%
Chicopee Bancorp, Inc.	15,976	269,835	1.1%
		1,181,358	4.7%
Total Common Stocks
(Cost $21,097,581)		24,898,462	97.7%
Short-Term Investments
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06%«	995,915	995,915	3.9%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.06%«	450,000	450,000	1.8%
Total Short-Term Investments
(Cost $1,445,915)		1,445,915	5.7%
Total Investments
(Cost $22,543,496)		26,344,377	103.4%
Liabilities in Excess of Other Assets		(859,114)	(3.4)%
TOTAL NET ASSETS		$25,485,263	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2014 (Unaudited)

Summary of Fair Value Exposure at June 30, 2014

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$24,898,462	$—	$—	$24,898,462
Total Equity	24,898,462	—	—	24,898,462
Short-Term Investments
Money Market Mutual Funds	1,445,915	—	—	1,445,915
Total Short-Term Investments	1,445,915	—	—	1,445,915
Total Investments*	$26,344,377	$—	$—	$26,344,377

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Additional Information on Fund Expenses
June 30, 2014 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses. Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a  redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/14 – 6/30/14).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2014 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2014

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/14	6/30/14	Period(1)	6/30/14	Period(1)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$1,078.30	$3.86	$1,021.08	$3.76
Investor Class	1.00%	$1,000.00	$1,076.20	$5.15	$1,019.84	$5.01

Baird MidCap Fund
Institutional Class	0.85%	$1,000.00	$1,028.70	$4.28	$1,020.58	$4.26
Investor Class	1.10%	$1,000.00	$1,027.70	$5.53	$1,019.34	$5.51

Baird SmallCap Value Fund
Institutional Class	1.00%	$1,000.00	$1,030.70	$5.04	$1,019.84	$5.01
Investor Class	1.25%	$1,000.00	$1,029.30	$6.29	$1,018.60	$6.26

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2014 (Unaudited)

	Baird	Baird	Baird
	LargeCap	MidCap	SmallCap
	Fund	Fund	Value Fund
ASSETS:
Investments, at value (cost $31,857,013,
$851,721,997 and $22,543,496, respectively)	$34,698,556	$961,610,208	$26,344,377
Dividends receivable	30,879	159,518	38,925
Interest receivable	47	2,151	36
Receivable for investments sold	—	—	1,035
Receivable for Fund shares sold	—	2,711,535	23,500
Prepaid expenses and other assets	15,287	40,978	19,086
Total assets	34,744,769	964,524,390	26,426,959
LIABILITIES:
Payable for securities purchased	—	3,530,340	892,480
Payable for Fund shares repurchased	3,155	1,148,884	26,688
Payable to Advisor and Distributor	6,529	755,780	7,116
Accrued expenses and other liabilities	27,213	6,331	15,412
Total liabilities	36,897	5,441,335	941,696
NET ASSETS	$34,707,872	$959,083,055	$25,485,263
NET ASSETS CONSIST OF:
Capital stock	$31,732,356	$839,078,243	$20,517,252
Accumulated undistributed net investment income (loss)	169,745	(959,522)	55,167
Accumulated net realized gain (loss) on investments sold	(35,772)	11,076,123	1,111,963
Net unrealized appreciation on investments	2,841,543	109,888,211	3,800,881
NET ASSETS	$34,707,872	$959,083,055	$25,485,263
INSTITUTIONAL CLASS SHARES
Net Assets	$33,301,947	$639,437,553	$23,578,226
Shares outstanding ($0.01 par value,
unlimited shares authorized)	3,900,710	41,429,919	1,632,658
Net asset value, offering and redemption price per share	$8.54	$15.43	$14.44
INVESTOR CLASS SHARES
Net Assets	$1,405,925	$319,645,502	$1,907,037
Shares outstanding ($0.01 par value,
unlimited shares authorized)	165,904	21,523,796	132,539
Net asset value, offering and redemption price per share	$8.47	$14.85	$14.39

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2014 (Unaudited)

	Baird	Baird	Baird
	LargeCap	MidCap	SmallCap
	Fund	Fund	Value Fund
INVESTMENT INCOME:
Dividends (of foreign taxes withheld
of $0, $4,816 and $0, respectively)	$285,516	$2,417,613	$170,334
Interest	349	10,848	231
Other income	—	2,427	92
Total investment income	285,865	2,430,888	170,657

EXPENSES:
Investment advisory fees	100,491	2,712,652	96,427
Administration fees	4,977	28,423	1,972
Shareholder servicing fees	8,540	109,696	5,867
Fund accounting fees	7,773	23,004	7,261
Professional fees	16,963	16,563	13,021
Federal and state registration	19,929	49,038	20,002
Directors fees	25,169	25,169	25,169
Custody fees	3,037	17,970	3,796
Reports to shareholders	1,448	12,809	860
Distribution expense – Investor Class Shares (Note 8)	466	316,071	2,047
Miscellaneous expenses	66	765	36
Total expenses	188,859	3,312,160	176,458
Expense reimbursement/recoupment
by Advisor (Note 5)	(72,442)	78,250	(60,968)
Net expenses	116,417	3,390,410	115,490

NET INVESTMENT INCOME (LOSS)	169,448	(959,522)	55,167

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(25,472)	8,498,781	1,058,870
Change in unrealized appreciation/depreciation
on investments	2,318,398	12,966,179	(316,693)
Net realized and unrealized gain on investments	2,292,926	21,464,960	742,177
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,462,374	$20,505,438	$797,344

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird LargeCap Fund

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
OPERATIONS:
Net investment income	$169,448	$76,503
Net realized gain (loss) on investments	(25,472)	13,127,622
Change in unrealized appreciation/depreciation
on investments	2,318,398	(5,351,781)
Net increase in net assets resulting from operations	2,462,374	7,852,344

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,944,929	4,465,469
Shares issued to holders in reinvestment of dividends	—	11,004,303
Cost of shares redeemed	(1,899,640)	(8,523,677)
Net increase in net assets resulting
from capital share transactions	4,045,289	6,946,095

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(76,300)
From net realized gains	—	(10,867,055)
Total Distributions	—	(10,943,355)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	—
From net realized gains	—	(60,948)
Total Distributions	—	(60,948)

TOTAL INCREASE IN NET ASSETS	6,507,663	3,794,136

NET ASSETS:
Beginning of period	28,200,209	24,406,073
End of period (including undistributed net investment
income of $169,745 and $297, respectively)	$34,707,872	$28,200,209

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird MidCap Fund

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
OPERATIONS:
Net investment loss	$(959,522)	$(441,675)
Net realized gain on investments	8,498,781	12,919,158
Change in unrealized appreciation/depreciation
on investments	12,966,179	78,465,897
Net increase in net assets resulting from operations	20,505,438	90,943,380

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	567,030,199	184,044,271
Shares issued to holders in reinvestment of dividends	—	8,466,032
Cost of shares redeemed	(57,605,194)	(66,916,146)
Other capital contribution (Note 3)	—	118
Net increase in net assets resulting
from capital share transactions	509,425,005	125,594,275

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net realized gains	—	(5,756,644)
Total Distributions	—	(5,756,644)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net realized gains	—	(2,987,660)
Total Distributions	—	(2,987,660)

TOTAL INCREASE IN NET ASSETS	529,930,443	207,793,351

NET ASSETS:
Beginning of period	429,152,612	221,359,261
End of period (including accumulated net investment
loss of $(959,522) and $0, respectively)	$959,083,055	$429,152,612

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird SmallCap Value Fund

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
OPERATIONS:
Net investment income	$55,167	$76,633
Net realized gain on investments	1,058,870	345,941
Change in unrealized appreciation/depreciation
on investments	(316,693)	3,905,459
Net increase in net assets resulting from operations	797,344	4,328,033

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,033,257	9,409,735
Shares issued to holders in reinvestment of dividends	—	325,192
Cost of shares redeemed	(1,461,315)	(1,934,888)
Net increase in net assets resulting
from capital share transactions	4,571,942	7,800,039

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(70,596)
From net realized gains	—	(265,202)
Total Distributions	—	(335,798)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(3,119)
From net realized gains	—	(15,228)
Total Distributions	—	(18,347)

TOTAL INCREASE IN NET ASSETS	5,369,286	11,773,927

NET ASSETS:
Beginning of period	20,115,977	8,342,050
End of period (including undistributed net investment
income of $55,167 and $0, respectively)	$25,485,263	$20,115,977

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird LargeCap Fund – Institutional Class

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013(1)	2012	2011	2010	2009
Per Share Data:
Net asset value,
beginning of period	$7.92		$9.86	$8.71	$8.93	$7.57	$5.59
Income from
investment operations:
Net investment income	0.04		0.03 (2)	0.04 (2)	0.01	0.01	0.03
Net realized and unrealized
gains (losses) on investments	0.58		3.16	1.15	(0.22)	1.36	1.98
Total from
investment operations	0.62		3.19	1.19	(0.21)	1.37	2.01
Less distributions:
Distributions from net
investment income	—		(0.04)	(0.04)	(0.01)	(0.01)	(0.03)
Distributions from net
realized gains	—		(5.09)	—	—	—	—
Total distributions	—		(5.13)	(0.04)	(0.01)	(0.01)	(0.03)
Net asset value, end of period	$8.54		$7.92	$9.86	$8.71	$8.93	$7.57

Total return	7.83	%(3)	32.68%	13.62%	(2.34)%	18.06%	36.27%

Supplemental data and ratios:
Net assets,
end of period (millions)	$33.3		$28.0	$24.0	$20.5	$23.4	$20.7
Ratio of expenses
to average net assets	0.75	%(4)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses
to average net assets
(before waivers)	1.22	%(4)	1.24%	1.34%	1.35%	1.40%	1.39%
Ratio of net
investment income
to average net assets	1.10	%(4)	0.28%	0.37%	0.12%	0.14%	0.46%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	0.63	%(4)	(0.21)%	(0.22)%	(0.48)%	(0.51)%	(0.18)%
Portfolio turnover rate(5)	44.4	%(3)	127.7%	39.2%	38.2%	52.0%	58.7%

(1)	Effective December 23, 2013, Baird Kailash Group, LLC became the Fund’s subadviser.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.  The Baird LargeCap Fund’s portfolio turnover rate in 2013 was higher than previous years primarily due to the implementation of a new investment strategy for the Fund by Baird Kailash Group, LLC, the Fund’s subadviser.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird LargeCap Fund – Investor Class

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013(1)		2012	2011	2010	2009
Per Share Data:
Net asset value,
beginning of period	$7.87		$9.82		$8.68	$8.91	$7.56	$5.59
Income from
investment operations:
Net investment income (loss)	0.04		0.00	(2)(3)	0.01 (2)	(0.01)	(0.02)	0.02
Net realized and unrealized
gains (losses) on investments	0.56		3.14		1.15	(0.22)	1.37	1.97
Total from
investment operations	0.60		3.14		1.16	(0.23)	1.35	1.99
Less distributions:
Distributions from net
investment income	—		—		(0.02)	—	—	(0.02)
Distributions from net
realized gains	—		(5.09)		—	—	—	—
Total distributions	—		(5.09)		(0.02)	—	—	(0.02)
Net asset value, end of period	$8.47		$7.87		$9.82	$8.68	$8.91	$7.56

Total return	7.62	%(4)	32.34%		13.32%	(2.58)%	17.86%	35.79%

Supplemental data and ratios:
Net assets,
end of period (millions)	$1.4		$0.2		$0.4	$0.2	$0.1	$0.3
Ratio of expenses
to average net assets	1.00	%(5)	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of expenses
to average net assets
(before waivers)	1.47	%(5)	1.49%		1.59%	1.60%	1.65%	1.64%
Ratio of net
investment income (loss)
to average net assets	0.85	%(5)	0.03%		0.12%	(0.13)%	(0.11)%	0.21%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	0.38	%(5)	(0.46)%		(0.47)%	(0.73)%	(0.76)%	(0.43)%
Portfolio turnover rate(6)	44.4	%(4)	127.7%		39.2%	38.2%	52.0%	58.7%

(1)	Effective December 23, 2013, Baird Kailash Group, LLC became the Fund’s subadviser.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.  The Baird LargeCap Fund’s portfolio turnover rate in 2013 was higher than previous years primarily due to the implementation of a new investment strategy for the Fund by Baird Kailash Group, LLC, the Fund’s subadviser.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Institutional Class

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011		2010		2009
Per Share Data:
Net asset value,
beginning of period	$15.00		$11.52	$9.98	$10.04		$7.90		$5.63
Income from
investment operations:
Net investment income (loss)	(0.01)		(0.01)	0.07 (1)	(0.01	)(1)	(0.01	)(1)	0.02 (1)
Net realized and unrealized
gain on investments	0.44		3.80	1.57	0.54		2.15		2.27
Total from
investment operations	0.43		3.79	1.64	0.53		2.14		2.29
Less distributions:
Distributions from net
investment income	—		—	(0.04)	—		—		(0.02)
Distributions from net
realized gains	—		(0.31)	(0.06)	(0.59)		—		—
Total distributions	—		(0.31)	(0.10)	(0.59)		—		(0.02)
Net asset value, end of period	$15.43		$15.00	$11.52	$9.98		$10.04		$7.90

Total return	2.87	%(2)	32.90%	16.49%	5.19%		27.09%		40.90%

Supplemental data and ratios:
Net assets,
end of period (millions)	$639.4		$286.1	$137.2	$40.9		$33.4		$25.5
Ratio of expenses
to average net assets	0.85	%(3)	0.85%	0.85%	0.85%		0.85%		0.85%
Ratio of expenses
to average net assets
(before recoupment)	0.83	%(3)	0.87%	0.97%	1.21%		1.30%		1.34%
Ratio of net
investment income (loss)
to average net assets	(0.18	)%(3)	(0.04)%	0.65%	(0.10)%		(0.10)%		0.25%
Ratio of net
investment income (loss)
to average net assets
(before recoupment)	(0.16	)%(3)	(0.06)%	0.53%	(0.46)%		(0.55)%		(0.24)%
Portfolio turnover rate(4)	13.5	%(2)	36.3%	29.5%	44.8%		62.7%		61.3%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Investor Class

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011		2010		2009
Per Share Data:
Net asset value,
beginning of period	$14.45		$11.13	$9.66	$9.76		$7.69		$5.49
Income from
investment operations:
Net investment
income (loss)	(0.03)		(0.03)	0.04 (1)	(0.03	)(1)	(0.03	)(1)	0.00	(1)(2)
Net realized and unrealized
gain on investments	0.43		3.66	1.52	0.52		2.10		2.21
Total from
investment operations	0.40		3.63	1.56	0.49		2.07		2.21
Less distributions:
Distributions from net
investment income	—		—	(0.03)	—		—		(0.01)
Distributions from net
realized gains	—		(0.31)	(0.06)	(0.59)		—		—
Total distributions	—		(0.31)	(0.09)	(0.59)		—		(0.01)
Net asset value, end of period	$14.85		$14.45	$11.13	$9.66		$9.76		$7.69

Total return	2.77	%(3)	32.62%	16.16%	4.93%		26.92%		40.52%

Supplemental data and ratios:
Net assets,
end of period (millions)	$319.6		$143.1	$84.1	$2.6		$1.1		$1.6
Ratio of expenses
to average net assets	1.10	%(4)	1.10%	1.10%	1.10%		1.10%		1.10%
Ratio of expenses to
average net assets
(before recoupment)	1.08	%(4)	1.12%	1.22%	1.46%		1.55%		1.59%
Ratio of net
investment income (loss)
to average net assets	(0.43	)%(4)	(0.29)%	0.40%	(0.35)%		(0.35)%		0.00%
Ratio of net
investment income (loss)
to average net assets
(before recoupment)	(0.41	)%(4)	(0.31)%	0.28%	(0.71)%		(0.80)%		(0.49)%
Portfolio turnover rate(5)	13.5	%(3)	36.3%	29.5%	44.8%		62.7%		61.3%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Institutional Class

	Six Months
	Ended			May 1, 2012^
	June 30, 2014		Year Ended	through
	(Unaudited)		December 31, 2013	December 31, 2012
Per Share Data:
Net asset value, beginning of period	$14.01		$10.20	$10.00
Income from investment operations:
Net investment income	0.03		0.07 (1)	0.15	(1)
Net realized and unrealized
gain on investments	0.40		3.99	0.20
Total from investment operations	0.43		4.06	0.35
Less distributions:
Distributions from net investment income	—		(0.05)	(0.12)
Distributions from net realized gains	—		(0.20)	(0.03)
Total distributions	—		(0.25)	(0.15)
Net asset value, end of period	$14.44		$14.01	$10.20

Total return	3.07	%(2)	39.85%	3.52	%(2)

Supplemental data and ratios:
Net assets, end of period (millions)	$23.6		$19.0	$8.1
Ratio of expenses to average net assets	1.00	%(3)	1.00%	1.00	%(3)
Ratio of expenses to
average net assets (before waivers)	1.54	%(3)	2.02%	3.06	%(3)
Ratio of net investment income to
average net assets	0.50	%(3)	0.71%	2.32	%(3)
Ratio of net investment income (loss) to
average net assets (before waivers)	(0.04	)%(3)	(0.31)%	0.26	%(3)
Portfolio turnover rate(4)	27.4	%(2)	36.9%	24.6	%(2)

^	Commencement of operations.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Investor Class

	Six Months
	Ended			May 1, 2012^
	June 30, 2014		Year Ended	through
	(Unaudited)		December 31, 2013	December 31, 2012
Per Share Data:
Net asset value, beginning of period	$13.98		$10.19	$10.00
Income from investment operations:
Net investment income	0.02		0.04 (1)	0.14	(1)
Net realized and unrealized
gain on investments	0.39		3.99	0.19
Total from investment operations	0.41		4.03	0.33
Less distributions:
Distributions from net investment income	—		(0.04)	(0.11)
Distributions from net realized gains	—		(0.20)	(0.03)
Total distributions	—		(0.24)	(0.14)
Net asset value, end of period	$14.39		$13.98	$10.19

Total return	2.93	%(2)	39.58%	3.32	%(2)

Supplemental data and ratios:
Net assets, end of period (millions)	$1.9		$1.1	$0.2
Ratio of expenses to average net assets	1.25	%(3)	1.25%	1.25	%(3)
Ratio of expenses to
average net assets (before waivers)	1.79	%(3)	2.27%	3.31	%(3)
Ratio of net investment income to
average net assets	0.25	%(3)	0.46%	2.07	%(3)
Ratio of net investment income (loss) to
average net assets (before waivers)	(0.29	)%(3)	(0.56)%	0.01	%(3)
Portfolio turnover rate(4)	27.4	%(2)	36.9%	24.6	%(2)
^	Commencement of operations.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2014 (Unaudited)

1.	Organization
Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund, the Baird MidCap Fund and the Baird SmallCap Value Fund (each a “Fund” and collectively the “Funds”), three of the nine series comprising the Corporation. Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Baird SmallCap Value Fund commenced operations with the sale of both Institutional and Investor Class Shares on May 1, 2012.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.  See Note 8.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird SmallCap Value Fund seeks long-term growth of capital through investments in equity securities of small-capitalization companies.

On June 30, 2014, shareholders affiliated with the Advisor held 92% of the Institutional Class shares of the Baird LargeCap Fund, 6% of the Institutional Class shares of the Baird MidCap Fund and 52% of the Institutional Class shares of the Baird SmallCap Value Fund.  These shareholders included the Advisor’s participant-directed retirement and deferred compensation plans and the Baird Foundation.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Funds’ independent pricing service, does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including

Notes to the Financial Statements
June 30, 2014 (Unaudited)

2.	Significant Accounting Policies (cont.)

NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

b)
Foreign Securities – Foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All of the foreign securities owned by the Funds as of June 30, 2014 are traded directly on the New York Stock Exchange or NASDAQ or through an American Depository Receipt (ADR).

c)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2013, or for any other tax years which are open for exam.  As of June 30, 2014, open tax years include the tax years ended December 31, 2010 through 2013.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statement of Operations.  During the year, the Funds did not incur any interest or penalties.

Notes to the Financial Statements
June 30, 2014 (Unaudited)

2.	Significant Accounting Policies (cont.)
d)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series of the Corporation in proportion to their assets.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)
Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis.

h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

i)
Recent Accounting Pronouncements – In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2013-01 clarifies ASU No. 2011-11, to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS.  This requires increased disclosure for both gross and net information for derivatives and other financial instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”).  Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) the net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and (e) the net amount after deducting the amounts from (d) and (c).  The effective date of each ASU is for interim and annual periods beginning on or after January 1, 2013.  The Funds are not required to disclose the applicable requirements of this accounting standard in their Statement of Assets & Liabilities due to the absence of a master netting agreement relating to the Funds’ participation in securities lending.  As such, no additional disclosures have been made on behalf of the Funds.

In June 2014, the FASB issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions.  The effective date of this ASU is for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Notes to the Financial Statements
June 30, 2014 (Unaudited)

3.	Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird LargeCap Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2014			June 30, 2014
	Shares	Amount		Shares	Amount
Shares sold	587,732	$4,688,154	Shares sold	153,075	$1,256,775
Shares redeemed	(228,806)	(1,846,389)	Shares redeemed	(6,788)	(53,251)
Net increase	358,926	$2,841,765	Net increase	146,287	$1,203,524
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,541,784		Beginning of period	19,617
End of period	3,900,710		End of period	165,904

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2013			December 31, 2013
	Shares	Amount		Shares	Amount
Shares sold	412,836	$4,388,931	Shares sold	7,175	$76,538
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	1,390,515	10,943,355	of dividends	7,794	60,948
Shares redeemed	(700,194)	(8,160,107)	Shares redeemed	(31,739)	(363,570)
Net increase	1,103,157	$7,172,179	Net decrease	(16,770)	$(226,084)
Shares Outstanding:			Shares Outstanding:
Beginning of year	2,438,627		Beginning of year	36,387
End of year	3,541,784		End of year	19,617

Notes to the Financial Statements
June 30, 2014 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird MidCap Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2014			June 30, 2014
	Shares	Amount		Shares	Amount
Shares sold	24,565,439	$371,881,495	Shares sold	13,286,989	$195,148,704
Shares redeemed	(2,209,172)	(33,390,027)	Shares redeemed	(1,666,050)	(24,215,167)
Net increase	22,356,267	$338,491,468	Net increase	11,620,939	$170,933,537
Shares Outstanding:			Shares Outstanding:
Beginning of period	19,073,652		Beginning of period	9,902,857
End of period	41,429,919		End of period	21,523,796

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2013			December 31, 2013
	Shares	Amount		Shares	Amount
Shares sold	9,558,656	$126,368,466	Shares sold	4,440,509	$57,675,805
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	374,122	5,585,636	of dividends	200,305	2,880,396
Shares redeemed	(2,772,115)	(37,423,433)	Shares redeemed	(2,295,565)	(29,492,713)
Other capital			Other capital
contribution(1)	—	75	contribution(1)	—	43
Net increase	7,160,663	$94,530,744	Net increase	2,345,249	$31,063,531
Shares Outstanding:			Shares Outstanding:
Beginning of year	11,912,989		Beginning of year	7,557,608
End of year	19,073,652		End of year	9,902,857

(1)   Reimbursement from Advisor for trade error.

Notes to the Financial Statements
June 30, 2014 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird SmallCap Value Fund
Institutional Class Shares			Investor Class Shares

	Six Months Ended			Six Months Ended
	June 30, 2014			June 30, 2014
	Shares	Amount		Shares	Amount
Shares sold	371,288	$5,171,262	Shares sold	62,775	$861,995
Shares redeemed	(97,354)	(1,362,747)	Shares redeemed	(7,109)	(98,568)
Net increase	273,934	$3,808,515	Net increase	55,666	$763,427
Shares Outstanding:			Shares Outstanding:
Beginning of period	1,358,724		Beginning of period	76,873
End of period	1,632,658		End of period	132,539

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2013			December 31, 2013
	Shares	Amount		Shares	Amount
Shares sold	686,823	$8,629,742	Shares sold	58,124	$779,993
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	22,607	314,468	of dividends	773	10,724
Shares redeemed	(149,451)	(1,918,409)	Shares redeemed	(1,298)	(16,479)
Net increase	559,979	$7,025,801	Net increase	57,599	$774,238
Shares Outstanding:			Shares Outstanding:
Beginning of year	798,745		Beginning of year	19,274
End of year	1,358,724		End of year	76,873

Notes to the Financial Statements
June 30, 2014 (Unaudited)

4.	Investment Transactions and Income Tax Information
During the six months ended June 30, 2014, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird
	LargeCap Fund	MidCap Fund	SmallCap Value Fund
Purchases:	$17,405,014	$579,969,515	$10,654,808
Sales:	$13,314,735	$94,177,368	$6,076,992

The Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund did not purchase or sell U.S. Government securities during the six months ended June 30, 2014.

At December 31, 2013, accumulated earnings/losses on a tax basis were as follows:

	Baird	Baird	Baird
	LargeCap	MidCap	SmallCap
	Fund	Fund	Value Fund
Cost of Investments	$27,493,646	$332,454,069	$16,021,197
Gross unrealized appreciation	561,125	102,894,237	4,473,127
Gross unrealized depreciation	(66,647)	(6,923,646)	(404,085)
Net unrealized appreciation	$494,478	$95,970,591	$4,069,042
Undistributed ordinary income	297	1,023,078	30,444
Undistributed long-term capital gain	18,367	2,505,705	71,181
Total distributable earnings	$18,664	$3,528,783	$101,625
Other accumulated losses	—	—	—
Total accumulated earnings	$513,142	$99,499,374	$4,170,667

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items. The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, and non-deductible expenses.  These reclassifications have no effect on net assets or net asset value per share.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended, December 31, 2013, the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund did not defer any capital losses occurring between November 1, 2013 and December 31, 2013.

To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers. During the year ended December 31, 2013, the Baird LargeCap Fund utilized capital loss carryovers of $2,199,210.

During the six months ended June 30, 2014, the Funds did not pay any dividends.

Notes to the Financial Statements
June 30, 2014 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)
During the year ended December 31, 2013, the Funds paid the following dividends:

	Ordinary Income Dividends	Long-Term Capital Gain
Baird LargeCap Fund	$76,300	$10,928,003
Baird MidCap Fund	5,304,795	3,439,509
Baird SmallCap Value Fund	98,898	255,247

A significant portion of the long-term capital gain realized by the Baird LargeCap Fund was attributable to the implementation of a new investment strategy for the Fund by Baird Kailash Group LLC (“BKG”), the Fund’s subadviser.  The implementation of the new strategy resulted in the sale of nearly all of the Fund’s holdings.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2013.  To the extent necessary to fully distribute such capital gains, the Baird MidCap Fund also designated earnings and profits distributed to shareholders on the redemption of shares.

5.	Investment Advisory and Other Agreements
The Funds have entered into Investment Advisory Agreements with Baird for the provision of investment advisory services.  Pursuant to the Investment Advisory Agreements, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund, 0.75% for the Baird MidCap Fund and 0.85% for the Baird SmallCap Value Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

Baird has entered into a Sub-Advisory Agreement with BKG, pursuant to which BKG acts as subadviser to the Baird LargeCap Fund (the “Sub-Advisory Agreement”).  Baird is responsible for paying BKG a subadvisory fee, which is calculated daily and paid monthly at the annual rate of 0.45% of the average daily net assets of the Baird LargeCap Fund, out of the advisory fee that the Baird LargeCap Fund pays to Baird.  Certain officers of BKG are also officers of the Funds.

For the six months ended June 30, 2014 and through April 30, 2015, the Advisor has contractually agreed to waive its  investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary  expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following  percentages of average daily net assets:

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%
Baird SmallCap Value Fund	1.00%	1.25%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

For the six months ended June 30, 2014, the Advisor recouped the following amounts:

Fund	Recoupment Amount
Baird MidCap Fund	$78,250

Notes to the Financial Statements
June 30, 2014 (Unaudited)

5.	Investment Advisory and Other Agreements (cont.)
	Six Months
	Ended
	June 30,	Fiscal Year Ended December 31,
	2014	2013	2012		2011
Reimbursed/Absorbed Expenses Subject
to Recovery by Advisor Until:	2017	2016	2015		2014
Baird LargeCap Fund	$72,442	$136,777	$141,680		$136,264
Baird MidCap Fund	$—	$73,919	$153,676		$58,045
Baird SmallCap Value Fund	$60,968	$133,527	$91,176	(1)	N/A

(1)	Amount shown reflects expense reimbursements made by the Advisor from May 1, 2012 (Commencement of operations) through December 31, 2012.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.  Effective June 20, 2014, U.S. Bank is considered an “affiliated person” of the Funds for purposes of the 1940 Act, as a result of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively acquiring 5% or more of the shares of the Baird Aggregate Bond Fund, a separate series of the Company.  As a result, USBFS is an affiliated person of an affiliated person (or a “second tier” affiliate) of the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund for the six months ended June 30, 2014.

6.	Securities Lending
Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in  a securities lending program administered by U.S. Bank N.A., the Funds’ custodian and an affiliated person of the Funds, and an affiliate of USBFS, the Funds’ transfer  agent and administrator, and a second-tier affiliate of the Funds.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2014, none of the Funds had securities on loan.  When a Fund engages in securities lending, loaned securities are collateralized by cash equivalents. The cash collateral is invested by the custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The Funds receive cash as collateral in return for securities lent as part of a securities lending program. The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act).

Notes to the Financial Statements
June 30, 2014 (Unaudited)

The interest income earned by the Funds, if any, on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations. The Funds did not participate in the securities lending program during the six months ended June 30, 2014.

7.	Line of Credit
The Corporation maintains an uncommitted, senior secured and unsecured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  The unsecured line of credit is available to the Funds for any period during which U.S. Bank is an affiliate of the Funds.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank. The Bank charged interest at the Bank’s Prime Rate less 2% (weighted average rate of 1.25% for the first six months of 2014). For the six months ended June 30, 2014, the Funds did not borrow on the LOC.

8.	Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares. The Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund incurred $466, $316,071 and $2,047, respectively, in fees pursuant to the Plan during the six months ended June 30, 2014.

9.	Subsequent Event
In preparing these financial statements, the Corporation has evaluated subsequent events after June 30, 2014 through the date the financial statements were issued.  There were no subsequent events since June 30, 2014 that would require adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 20th Floor
Chicago, IL 60604

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
United States Treasury Note/Bond,
0.500%, 06/30/2016	$250,000	$250,215
		250,215	1.8%
Taxable Municipal Bonds
City of Passaic NJ,
1.630%, 02/01/2015	125,000	125,489
Colorado State Board of Governors,
0.963%, 03/01/2015	105,000	105,118
Cook County School District No 144 Prairie Hills,
1.500%, 12/01/2016	250,000	249,410
Louisiana Local Government Environmental Facilities & Community Development Auth.,
1.520%, 02/01/2018	249,463	251,249
Madison County Community Unit School District No 12 Madison,
1.950%, 01/01/2017	200,000	199,710
Tulsa Airports Improvement Trust,
1.389%, 06/01/2015	100,000	99,991
		1,030,967	7.3%
Other Government Related Securities
CNPC General Capital Ltd,
1.125%, 05/14/2017 (Acquired 05/07/2014, Cost $250,000) * f	250,000	250,700
EDF,
0.688%, 01/20/2017 (Acquired 01/13/2014, Cost $250,000) * f	250,000	251,014
Petrobras Global Finance B.V.,
2.592%, 03/17/2017 f	250,000	252,975
The Export-Import Bank of Korea,
0.977%, 01/14/2017 f	250,000	251,692
		1,006,381	7.1%
Corporate Bonds
Industrials
Amgen Inc.,
0.608%, 05/22/2017	250,000	250,141
Anglo American Capital PLC,
1.176%, 04/15/2016 (Acquired 04/08/2014, Cost $200,000) * f	200,000	200,635
Bunge Limited Finance Corp.,
5.100%, 07/15/2015	250,000	260,394
Devon Energy Corporation,
0.771%, 12/15/2016	125,000	125,579
Fiserv, Inc.:
3.125%, 10/01/2015	75,000	77,155
3.125%, 06/15/2016	175,000	181,795
Glencore Canada Corporation,
5.375%, 06/01/2015 f	200,000	208,034
Hewlett-Packard Company,
1.167%, 01/14/2019	35,000	35,279
Hyundai Capital Services, Inc.,
6.000%, 05/05/2015 (Acquired 01/09/2014, Cost $103,920) * f	100,000	104,256
Total Capital International,
0.580%, 06/19/2019 f	250,000	249,998
Verizon Communications, Inc.,
1.981%, 09/14/2018	250,000	263,764
Volkswagen Group of America Finance, LLC,
0.595%, 05/23/2017 (Acquired 05/15/2014, Cost $250,000) *	250,000	250,282
		2,207,312	15.6%
Utility
Enbridge Inc.,
0.678%, 06/02/2017 f	250,000	250,503
Exelon Corporation,
4.900%, 06/15/2015	103,000	107,073
Midcontinent Express Pipeline LLC,
5.450%, 09/15/2014 (Acquired 01/09/2014, Cost $201,710) *	200,000	201,209
Orange and Rockland Utilities, Inc.,
2.500%, 08/15/2015 (Acquired 03/19/2014, Cost $101,280) *	100,000	101,245
Spectra Energy Capital LLC,
5.668%, 08/15/2014	250,000	251,665
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/07/2014 through 06/16/2014, Cost $354,877) *	350,000	355,747
W3A Funding Corporation,
8.090%, 01/02/2017	38,329	38,323
		1,305,765	9.2%
Finance
ABN AMRO Bank N.V.,
1.028%, 10/28/2016 (Acquired 01/03/2014, Cost $225,747) * f	225,000	226,953
AmSouth Bank,
Series AI, 5.200%, 04/01/2015	150,000	154,739
Banco Santander-Chile,
1.126%, 04/11/2017 (Acquired 04/08/2014, Cost $200,000) * f	200,000	200,000
BB&T Corporation,
5.200%, 12/23/2015	41,000	43,593
BPCE,
1.073%, 02/10/2017 f	250,000	252,123
Citigroup Inc.,
5.500%, 10/15/2014	45,000	45,650
Commonwealth Bank of Australia,
0.830%, 10/08/2015 (Acquired 01/03/2014, Cost $199,800) * f	200,000	199,928
Credit Agricole S.A.,
1.078%, 10/03/2016 (Acquired 01/03/2014, Cost $250,528) * f	250,000	251,392
Deutsche Bank Aktiengesellschaft,
0.834%, 02/13/2017 f	150,000	150,698
Dresdner Bank AG,
7.250%, 09/15/2015 f	150,000	159,180
First Tennessee Bank, National Association,
5.050%, 01/15/2015	250,000	255,559
General Electric Capital Corporation,
0.737%, 01/14/2019	250,000	252,349
J.P. Morgan Chase & Co.,
Series 1, 0.858%, 01/28/2019	250,000	251,122
Kookmin Bank,
1.103%, 01/27/2017 (Acquired 01/21/2014, Cost $250,000) * f	250,000	251,364
Macquarie Bank Limited,
1.021%, 03/24/2017 (Acquired 03/18/2014, Cost $200,000) * f	200,000	200,643
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/2014	165,000	165,298
Mizuho Bank, Ltd.,
0.659%, 04/16/2017 (Acquired 04/09/2014, Cost $200,000) * f	200,000	200,165
Morgan Stanley,
1.079%, 01/24/2019	250,000	251,672
National Australia Bank Limited,
0.730%, 10/08/2015 (Acquired 01/03/2014, Cost $199,860) * f	200,000	199,953
Nomura Holdings, Inc.,
5.000%, 03/04/2015 f	250,000	257,007
Rabobank Nederland,
0.481%, 03/07/2016 (Acquired 01/03/2014, Cost $249,625) * f	250,000	250,524
SunTrust Bank,
0.533%, 04/01/2015	150,000	149,967
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 04/23/2014, Cost $64,036) *	60,000	64,394
The Goldman Sachs Group, Inc.,
1.324%, 11/15/2018	250,000	253,414
Willis North America, Inc.,
5.625%, 07/15/2015	237,000	248,334
		4,936,021	34.9%
Total Corporate Bonds		8,449,098	59.7%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae Pool,
5.500%, 11/01/2017	296,448	314,847
Federal Gold Loan Mortgage Corporation (FGLMC),
5.000%, 12/01/2017	174,468	185,197
Federal National Mortgage Association (FNMA):
5.000%, 10/01/2017	179,665	190,592
5.000%, 11/01/2017	145,169	153,989
5.000%, 12/01/2017	125,502	133,125
		977,750	6.9%
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	103,708	106,709
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	80,063	82,962
Countrywide Alternative Loan Trust,
Series 2004-18CB, Class 2A5, 0.602%, 09/25/2034	74,900	75,179
J.P. Morgan Mortgage Trust,
Series 2006-S1, Class 2A2, 6.000%, 04/25/2036	56,899	56,791
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	120,064	120,952
Morgan Stanley Mortgage Loan Trust,
Series 2004-4, Class 1A10, 5.000%, 08/25/2034	135,930	140,277
		582,870	4.1%
Asset Backed Securities
Accredited Mortgage Loan Trust,
Series 2005-3, Class A1, 0.390%, 09/25/2035	192,959	191,834
Capital Auto Receivables Asset Trust,
Series 2014-1, Class A1B, 0.503%, 05/20/2016	200,000	200,140
Carrington Mortgage Loan Trust,
Series 2007-HE1, Class A1, 0.252%, 06/25/2037	93,861	92,021
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.792%, 09/25/2034	225,333	224,807
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3, Class A3, 0.302%, 03/25/2037	236,238	232,129
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.352%, 01/25/2036	54,895	51,802
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A3, 0.322%, 02/25/2036	164,381	162,390
RAMP Series Trust,
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	131,778	132,224
RASC Series Trust,
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	72,854	72,800
Santander Drive Auto Receivables Trust,
Series 2013-2, Class A2, 0.470%, 03/15/2016	7,422	7,422
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.352%, 12/25/2036	196,709	194,312
		1,561,881	11.0%
Commercial Mortgage-Backed Securities
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	20,000	20,585
		20,585	0.2%
Total Long-Term Investments (Cost $13,831,503)		13,879,747	98.1%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «	202,229	202,229
Total Short-Term Investments (Cost $202,229)		202,229	1.4%

Total Investments (Cost $14,033,732)		14,081,976	99.5%
Other Assets in Excess of Liabilities		69,202	0.5%
TOTAL NET ASSETS		$14,151,178	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
f	Foreign Security
«	7-Day Yield

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
0.500%, 06/30/2016	$9,750,000	$9,758,375
2.375%, 07/31/2017 @	17,850,000	18,633,722
2.250%, 07/31/2018 @	225,000,000	233,226,450
		261,618,547	12.0%
Taxable Municipal Bonds
City of Passaic NJ,
1.882%, 02/01/2016	1,020,000	1,025,651
City of Trenton NJ:
1.430%, 04/01/2015	1,440,000	1,440,418
1.722%, 04/01/2016	1,470,000	1,463,091
Cook County School District No 144 Prairie Hills:
2.000%, 12/01/2017	930,000	928,772
2.500%, 12/01/2018	745,000	746,103
County of Dauphin PA,
1.194%, 03/01/2016	1,200,000	1,194,288
County of Miami-Dade FL Aviation Revenue,
5.000%, 10/01/2016	6,200,000	6,792,596
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	725,000	607,340
Indiana Bond Bank,
1.689%, 01/15/2017	1,000,000	1,009,040
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 06/01/2015)	135,000	134,270
IPS Multi-School Building Corp.,
3.790%, 01/15/2017	2,085,000	2,093,152
New Hampshire Housing Finance Authority:
1.250%, 07/01/2016	965,000	962,066
1.500%, 01/01/2017	930,000	933,525
1.650%, 07/01/2017	875,000	875,892
New Jersey Economic Development Authority:
0.000%, 02/15/2016 ^	2,500,000	2,441,500
2.421%, 06/15/2018	10,000,000	10,083,100
Ohio Air Quality Development Authority,
5.750%, 06/01/2033	3,000,000	3,231,600
Rhode Island Housing & Mortgage Finance Corp/RI:
1.150%, 04/01/2016	1,175,000	1,171,052
1.930%, 04/01/2017	600,000	606,372
3.000%, 10/01/2034 (Callable 10/01/2022)	12,500,000	12,666,125
Schenectady Metroplex Development Authority/NY:
0.979%, 08/01/2015	375,000	374,985
2.232%, 08/01/2017	200,000	201,706
South Carolina State Public Service Authority,
1.252%, 06/01/2016 (Callable 12/01/2015)	6,800,000	6,839,304
State of Illinois:
4.422%, 04/01/2015	2,210,000	2,269,604
4.961%, 03/01/2016	1,110,000	1,180,740
5.090%, 04/01/2017	2,785,000	3,015,932
Tulsa Airports Improvement Trust:
2.592%, 06/01/2017	115,000	115,207
3.042%, 06/01/2018	100,000	100,578
		64,504,009	3.0%
Other Government Related Securities
Centrais Eletricas Brasileiras SA,
7.750%, 11/30/2015 (Acquired 12/06/2012, Cost $3,234,975) * f	3,000,000	3,255,000
CNOOC Finance 2013 Ltd:
1.125%, 05/09/2016 f	2,500,000	2,505,513
1.750%, 05/09/2018 f	1,000,000	992,247
CNOOC Nexen Finance (2014) ULC,
1.625%, 04/30/2017 f	5,000,000	5,012,835
CNPC General Capital Ltd,
1.125%, 05/14/2017 (Acquired 05/07/2014, Cost $4,750,000) * f	4,750,000	4,763,309
CNPC HK Overseas Capital Ltd,
3.125%, 04/28/2016 (Acquired 12/18/2012, Cost $2,355,518) * f	2,300,000	2,370,891
Corp Andina de Fomento,
5.750%, 01/12/2017 f	250,000	276,927
Electricite de France Societe anonyme,
0.688%, 01/20/2017 (Acquired 01/13/2014, Cost $9,750,000) * f	9,750,000	9,789,527
Korea Expressway Corporation,
1.625%, 04/28/2017 (Acquired 06/23/2014, Cost $3,989,480) * f	4,000,000	3,995,832
Korea Hydro & Nuclear Power Co., Ltd.,
2.875%, 10/02/2018 (Acquired 09/25/2013, Cost $2,982,150) * f	3,000,000	3,068,781
Petrobras Global Finance B.V.,
2.592%, 03/17/2017 f	4,000,000	4,047,600
Petrobras International Finance Company,
3.875%, 01/27/2016 f	6,825,000	7,036,916
Petroleos Mexicanos,
4.875%, 03/15/2015 f	5,270,000	5,417,560
Sinopec Capital (2013) Limited,
1.250%, 04/24/2016 (Acquired 01/10/2014, Cost $4,250,152) * f	4,250,000	4,251,445
Sinopec Group Overseas Development (2014) Limited,
1.750%, 04/10/2017 (Acquired 04/02/2014, Cost $6,984,110) * f	7,000,000	7,003,192
The Export-Import Bank of Korea,
0.977%, 01/14/2017 f	750,000	755,075
The Korea Development Bank:
0.853%, 01/22/2017 f	5,000,000	5,005,705
3.875%, 05/04/2017 f	2,350,000	2,498,268
3.000%, 03/17/2019 f	2,475,000	2,553,319
		74,599,942	3.4%
Corporate Bonds
Industrials
AbbVie Inc.,
1.750%, 11/06/2017	9,949,000	10,003,262
Actavis Funding SCS,
2.450%, 06/15/2019 (Acquired 06/10/2014, Cost $2,991,480) * f	3,000,000	3,008,400
ACTAVIS, INC.,
1.875%, 10/01/2017	1,392,000	1,404,415
ADT Corp.,
2.250%, 07/15/2017 @	6,700,000	6,616,250
Agrium Inc.,
7.700%, 02/01/2017 f	5,000,000	5,717,685
Altera Corporation,
2.500%, 11/15/2018	3,000,000	3,046,083
America Movil, S.A.B. de C.V.,
1.230%, 09/12/2016 f	9,000,000	9,107,856
American Honda Finance Corporation,
0.602%, 05/26/2016 (Acquired 05/22/2013, Cost $800,000) *	800,000	803,447
Amgen Inc.,
0.608%, 05/22/2017	2,750,000	2,751,556
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	5,255,000	5,820,212
6.375%, 09/15/2017	2,400,000	2,763,216
Anglo American Capital PLC,
1.176%, 04/15/2016 (Acquired 04/08/2014, Cost $1,800,000) * f	1,800,000	1,805,717
ArcelorMittal S.A.:
9.500%, 02/15/2015 f	341,000	357,624
4.250%, 02/25/2015 f	1,000,000	1,016,250
4.250%, 08/05/2015 f	1,525,000	1,565,031
AT&T Inc.,
0.608%, 02/12/2016	4,113,000	4,124,800
Avon Products, Inc.,
2.375%, 03/15/2016	2,000,000	2,026,438
Beam Suntory Inc.:
5.375%, 01/15/2016	1,269,000	1,350,911
1.875%, 05/15/2017	8,000,000	8,022,216
Boston Scientific Corporation,
5.125%, 01/12/2017	3,000,000	3,274,611
BP Capital Markets,
0.864%, 09/26/2018 f	7,000,000	7,064,477
Bunge Limited Finance Corp.:
5.100%, 07/15/2015	1,635,000	1,702,975
3.200%, 06/15/2017	425,000	443,120
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	1,820,000	2,019,594
CareFusion Corporation,
1.450%, 05/15/2017	5,315,000	5,311,030
CF Industries, Inc.,
6.875%, 05/01/2018	4,857,000	5,710,433
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	4,000,000	4,048,216
Computer Sciences Corporation,
2.500%, 09/15/2015	9,550,000	9,720,754
ConAgra Foods, Inc.:
1.350%, 09/10/2015	3,840,000	3,868,374
5.819%, 06/15/2017	6,234,000	7,005,838
Cox Communications, Inc.:
5.500%, 10/01/2015	200,000	211,706
7.250%, 11/15/2015	2,000,000	2,172,884
5.875%, 12/01/2016 (Acquired 02/26/2014, Cost $1,105,217) *	1,000,000	1,104,972
CRH America, Inc.,
6.000%, 09/30/2016	5,865,000	6,507,288
CSX Corporation,
7.900%, 05/01/2017	2,221,000	2,583,441
Daimler Finance North America LLC:
1.250%, 01/11/2016 (Acquired 01/07/2013, Cost $2,846,495) *	2,850,000	2,874,846
0.905%, 08/01/2016 (Acquired 07/24/2013 through 04/30/2014, Cost $2,131,047) *	2,130,000	2,149,426
0.580%, 03/10/2017 (Acquired 03/03/2014, Cost $2,000,000) *	2,000,000	2,002,116
Deutsche Telekom International Finance B.V.:
5.750%, 03/23/2016 f	400,000	432,666
3.125%, 04/11/2016 (Acquired 03/14/2012 through 06/25/2013, Cost $5,876,917) * @ f	5,775,000	5,998,169
Devon Energy Corporation:
2.400%, 07/15/2016	375,000	386,793
1.875%, 05/15/2017	3,100,000	3,153,552
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016 @	400,000	417,398
Dollar General Corporation,
4.125%, 07/15/2017	17,221,000	18,433,789
Eaton Corporation,
1.500%, 11/02/2017 @	5,000,000	5,006,195
Express Scripts Holding Company:
3.125%, 05/15/2016	3,000,000	3,125,475
3.500%, 11/15/2016	525,000	557,439
2.650%, 02/15/2017	200,000	207,781
FBG Finance Pty Ltd,
5.125%, 06/15/2015 (Acquired 03/12/2012, Cost $531,703) * f	515,000	536,276
Federal Express Corp 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	3,429,592	3,835,199
Federal Express Corp 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 01/20/2012 through 05/07/2012, Cost $1,473,009) *	1,471,588	1,495,146
Fidelity National Information Services, Inc.:
1.450%, 06/05/2017	3,000,000	2,996,436
7.875%, 07/15/2020	8,520,000	9,023,191
Fiserv, Inc.:
3.125%, 10/01/2015	2,486,000	2,557,430
3.125%, 06/15/2016	3,295,000	3,422,935
Ford Motor Credit Company LLC:
8.700%, 10/01/2014	429,000	437,873
2.500%, 01/15/2016	500,000	512,684
6.625%, 08/15/2017	9,000,000	10,360,026
1.724%, 12/06/2017	1,250,000	1,250,509
Freeport-McMoRan Copper & Gold Inc.:
1.400%, 02/13/2015	3,500,000	3,513,853
2.150%, 03/01/2017	2,000,000	2,041,322
Georgia-Pacific LLC,
7.700%, 06/15/2015	5,300,000	5,653,722
Glencore Canada Corporation,
6.000%, 10/15/2015 f	525,000	557,512
Glencore Finance (Canada) Limited,
2.050%, 10/23/2015 (Acquired 10/18/2012, Cost $2,999,040) * f	3,000,000	3,033,984
Glencore Funding LLC:
1.700%, 05/27/2016 (Acquired 05/22/2013, Cost $2,998,770) *	3,000,000	3,027,306
1.586%, 01/15/2019 (Acquired 06/17/2014, Cost $5,047,060) *	5,000,000	5,024,110
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $597,012) *	600,000	598,473
Heineken N.V.,
1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $1,993,400) * f	2,000,000	1,999,038
Hewlett-Packard Company:
3.000%, 09/15/2016	450,000	468,609
1.167%, 01/14/2019 @	5,000,000	5,039,830
Hospira, Inc.,
6.050%, 03/30/2017	2,654,000	2,927,933
Husky Energy Inc.,
6.200%, 09/15/2017 f	1,000,000	1,142,859
Husky Oil Limited,
7.550%, 11/15/2016 f	2,500,000	2,872,602
Hutchison Whampoa International (09/16) Limited,
4.625%, 09/11/2015 (Acquired 09/24/2012 through 06/25/2013, Cost $9,415,014) * f	9,090,000	9,498,214
Hyundai Capital Services, Inc.:
6.000%, 05/05/2015 (Acquired 11/01/2012 through 04/30/2013, Cost $6,148,043) * @ f	5,924,000	6,176,137
4.375%, 07/27/2016 (Acquired 05/11/2012 through 12/05/2013, Cost $6,475,292) * f	6,230,000	6,623,238
3.500%, 09/13/2017 (Acquired 06/04/2014, Cost $2,107,571) * f	2,000,000	2,104,120
Ingersoll-Rand Global Holding Company Limited,
6.875%, 08/15/2018	1,000,000	1,191,401
Ingredion Incorporated,
1.800%, 09/25/2017	8,974,000	8,980,928
Johnson Controls, Inc.,
5.500%, 01/15/2016 @	7,270,000	7,777,337
KIA Motors Corporation,
3.625%, 06/14/2016 (Acquired 02/18/2014, Cost $1,455,733) * f	1,400,000	1,465,943
L-3 Communications Corporation,
1.500%, 05/28/2017	2,000,000	2,002,736
Laboratory Corporation of America Holdings:
5.625%, 12/15/2015	650,000	694,819
3.125%, 05/15/2016	2,000,000	2,083,080
Marathon Oil Corporation,
6.000%, 10/01/2017	7,805,000	8,923,238
Marathon Petroleum Corporation,
3.500%, 03/01/2016	1,503,000	1,569,563
Masco Corporation,
6.125%, 10/03/2016	3,475,000	3,826,844
Medco Health Solutions, Inc.,
2.750%, 09/15/2015	250,000	255,977
Murphy Oil Corporation,
2.500%, 12/01/2017	10,281,000	10,522,603
Mylan Inc.:
1.800%, 06/24/2016 @	1,000,000	1,014,161
6.000%, 11/15/2018 (Acquired 02/01/2013, Cost $2,615,083) *	2,500,000	2,614,847
7.875%, 07/15/2020 (Acquired 07/16/2013 through 09/16/2013, Cost $6,605,077) *	6,000,000	6,641,154
Nabors Industries, Inc.,
2.350%, 09/15/2016	2,000,000	2,041,736
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	4,700,000	4,705,067
NBCUniversal Enterprise, Inc.,
0.763%, 04/15/2016 (Acquired 07/03/2013 through 10/21/2013, Cost $3,107,873) *	3,100,000	3,116,690
Nissan Motor Acceptance Corporation:
0.934%, 09/26/2016 (Acquired 09/19/2013, Cost $5,000,000) *	5,000,000	5,033,150
0.777%, 03/03/2017 (Acquired 02/25/2014, Cost $3,000,000) *	3,000,000	3,008,742
Noble Holding International Limited:
3.450%, 08/01/2015 f	4,552,000	4,681,782
2.500%, 03/15/2017 f	5,510,000	5,636,912
Pentair Finance S.A.,
1.875%, 09/15/2017 f	4,000,000	4,043,564
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 03/27/2014, Cost $4,749,271) * f	4,750,000	4,930,771
Petrohawk Energy Corporation,
7.250%, 08/15/2018	4,175,000	4,362,875
Phillips 66,
2.950%, 05/01/2017	3,000,000	3,144,093
Pioneer Natural Resources Company:
5.875%, 07/15/2016	10,000,000	10,942,750
6.650%, 03/15/2017 @	1,260,000	1,434,220
Plains Exploration & Production Company,
7.625%, 04/01/2020	6,850,000	7,483,625
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	9,700,000	10,298,267
PPG Industries, Inc.,
1.900%, 01/15/2016	1,452,000	1,476,235
Quest Diagnostics Inc,
3.200%, 04/01/2016	5,050,000	5,240,617
Rohm and Haas Company,
6.000%, 09/15/2017	646,000	730,160
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/04/2013 through 01/10/2014, Cost $8,121,696) * f	7,600,000	8,076,338
SABMiller Holdings Inc.,
0.915%, 08/01/2018 (Acquired 08/06/2013 through 06/05/2014, Cost $3,003,288) *	3,000,000	3,016,926
SABMiller PLC,
6.500%, 07/01/2016 (Acquired 03/01/2012 through 03/20/2012, Cost $1,310,640) * f	1,214,000	1,342,019
Seagate HDD Cayman,
6.875%, 05/01/2020 f	9,653,000	10,437,306
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	875,000	929,820
Talisman Energy Inc.,
5.125%, 05/15/2015 f	3,557,000	3,696,634
Telecom Italia Capital,
5.250%, 10/01/2015 f	10,960,000	11,453,200
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	7,290,000	8,025,502
6.221%, 07/03/2017 f	1,344,000	1,520,919
Telefonica Moviles Chile S.A.,
2.875%, 11/09/2015 (Acquired 11/03/2010 through 04/04/2012, Cost $1,016,874) * f	1,020,000	1,040,274
Temple-Inland Inc.,
6.625%, 01/15/2018	4,676,000	5,422,944
The Clorox Company,
5.000%, 01/15/2015	2,000,000	2,048,328
The Valspar Corporation,
5.100%, 08/01/2015	10,450,000	10,843,066
Thomson Reuters Corporation,
0.875%, 05/23/2016 f	4,550,000	4,548,144
Time Warner Cable Inc.,
5.850%, 05/01/2017	2,355,000	2,648,595
Time Warner Companies, Inc.,
7.250%, 10/15/2017	7,831,000	9,160,563
Total Capital International:
0.793%, 08/10/2018 f	4,350,000	4,390,707
0.580%, 06/19/2019 f	7,700,000	7,699,946
Transocean Inc.:
5.050%, 12/15/2016 f	400,000	434,529
2.500%, 10/15/2017 f	7,400,000	7,556,821
TSMC Global Ltd,
0.950%, 04/03/2016 (Acquired 03/27/2013, Cost $1,999,760) * f	2,000,000	1,996,302
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	860,000	995,180
Vale Canada Limited,
5.700%, 10/15/2015 f	8,000,000	8,477,616
Vale Overseas Limited,
6.250%, 01/23/2017 f	915,000	1,023,885
Valero Energy Corporation,
6.125%, 06/15/2017	1,120,000	1,275,664
Verizon Communications Inc.:
2.500%, 09/15/2016 @	3,000,000	3,092,229
3.650%, 09/14/2018 @	9,000,000	9,625,329
Viacom Inc.,
6.250%, 04/30/2016	2,125,000	2,333,694
Vodafone Group Public Limited Company:
0.611%, 02/19/2016 f	5,000,000	5,012,950
5.625%, 02/27/2017 @ f	2,000,000	2,225,590
Volkswagen Group of America Finance, LLC,
0.597%, 05/23/2017 (Acquired 05/15/2014, Cost $2,750,000) *	2,750,000	2,753,097
Warner Chilcott Co LLC / Warner Chilcott Finance LLC,
7.750%, 09/15/2018 f	10,585,000	11,127,905
Woodside Finance Limited,
4.500%, 11/10/2014 (Acquired 11/15/2012 through 07/30/2013, Cost $2,772,390) * f	2,740,000	2,777,848
Xerox Corporation,
6.400%, 03/15/2016	2,583,000	2,821,584
Yara International ASA,
5.250%, 12/15/2014 (Acquired 09/25/2012 through 02/13/2013, Cost $7,907,754) * f	7,775,000	7,937,381
Yum! Brands, Inc.:
4.250%, 09/15/2015	6,425,000	6,702,856
6.250%, 04/15/2016	2,000,000	2,182,594
Zoetis Inc.,
1.150%, 02/01/2016	1,000,000	1,006,281
		597,073,747	27.3%

Utility
Beaver Valley II Funding Corporation,
9.000%, 06/01/2017	434,000	457,910
Boardwalk Pipelines, LP,
5.500%, 02/01/2017	13,384,000	14,579,138
Colorado Interstate Gas Company, L.L.C.,
6.800%, 11/15/2015	2,000,000	2,159,802
Commonwealth Edison Company:
Series 104, 5.950%, 08/15/2016	550,000	607,015
6.150%, 09/15/2017	100,000	114,909
Constellation Energy Group, Inc.,
4.550%, 06/15/2015	3,069,000	3,181,844
DCP Midstream, LLC,
5.375%, 10/15/2015 (Acquired 01/13/2012, Cost $1,769,329) *	1,708,000	1,785,808
Dominion Resources, Inc.,
6.400%, 06/15/2018	2,000,000	2,344,498
El Paso Pipeline Partners Operating Company, L.L.C.,
4.100%, 11/15/2015	5,286,000	5,499,094
Enable Midstream Partners, LP,
2.400%, 05/15/2019 (Acquired 05/19/2014, Cost $2,997,780) *	3,000,000	3,002,769
Enbridge Inc.:
0.885%, 10/01/2016 f	2,000,000	2,011,134
5.600%, 04/01/2017 f	5,125,000	5,702,203
Energy Transfer Partners, L.P.:
5.950%, 02/01/2015	5,570,000	5,720,512
6.125%, 02/15/2017	600,000	668,461
9.700%, 03/15/2019	1,000,000	1,310,773
Entergy Corporation,
4.700%, 01/15/2017	8,750,000	9,440,804
Enterprise Products Operating LLC:
3.700%, 06/01/2015	1,075,000	1,106,017
1.250%, 08/13/2015	3,000,000	3,021,129
Exelon Corporation,
4.900%, 06/15/2015	2,159,000	2,244,365
Florida Gas Transmission Company, LLC,
4.000%, 07/15/2015 (Acquired 09/12/2012 through 10/15/2013, Cost $3,545,231) *	3,450,000	3,550,447
Gulfstream Natural Gas System, L.L.C.,
6.950%, 06/01/2016 (Acquired 07/22/2013 through 08/27/2013, Cost $8,439,907) *	7,646,000	8,385,743
Kinder Morgan Energy Partners, L.P.:
6.000%, 02/01/2017	250,000	278,874
5.950%, 02/15/2018	1,665,000	1,899,768
Midcontinent Express Pipeline LLC,
5.450%, 09/15/2014 (Acquired 07/05/2013 through 02/12/2014, Cost $2,348,623) *	2,332,000	2,346,099
National Grid PLC,
6.300%, 08/01/2016 f	9,431,000	10,444,248
NextEra Energy Capital Holdings, Inc.,
1.339%, 09/01/2015	5,000,000	5,036,700
NiSource Finance Corp.:
5.400%, 07/15/2014	4,751,000	4,759,547
5.250%, 09/15/2017	5,300,000	5,907,746
ONEOK Partners, L.P.:
6.150%, 10/01/2016	4,695,000	5,230,399
2.000%, 10/01/2017	2,858,000	2,897,009
Pepco Holdings, Inc.,
2.700%, 10/01/2015	1,395,000	1,422,483
PPL Energy Supply, LLC:
Series A, 5.700%, 10/15/2015	6,127,000	6,441,713
6.200%, 05/15/2016	4,041,000	4,342,475
PSEG Power LLC,
5.320%, 09/15/2016	4,905,000	5,362,685
Rockies Express Pipeline LLC,
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $2,000,063) *	2,000,000	2,020,000
Sempra Energy,
2.300%, 04/01/2017	1,300,000	1,334,515
Southwestern Public Service Company,
5.600%, 10/01/2016	3,000,000	3,246,114
Spectra Energy Capital LLC,
5.668%, 08/15/2014	6,414,000	6,456,724
Sunoco, Inc.,
5.750%, 01/15/2017	600,000	660,771
Tennessee Gas Pipeline Company, L.L.C.,
8.000%, 02/01/2016	1,000,000	1,111,595
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/19/2010 through 04/21/2014, Cost $5,819,626) *	5,790,000	5,885,072
TransCanada PipeLines Ltd,
0.914%, 06/30/2016 f	2,575,000	2,595,909
Union Electric Company,
4.750%, 04/01/2015	500,000	514,901
Williams Partners L.P.,
3.800%, 02/15/2015	9,000,000	9,173,115
Williams Partners LP / Williams Partners Finance Corp.,
7.250%, 02/01/2017	935,000	1,068,647
		167,331,484	7.6%
Finance
ABN AMRO Bank N.V.:
1.028%, 10/28/2016 (Acquired 10/23/2013 through 05/19/2014, Cost $11,060,906) * f	11,050,000	11,145,914
4.250%, 02/02/2017 (Acquired 08/23/2013 through 11/22/2013, Cost $3,383,447) * f	3,200,000	3,433,504
2.500%, 10/30/2018 (Acquired 03/04/2014, Cost $957,280) * f	950,000	963,937
Aegon N.V.,
4.625%, 12/01/2015 f	1,275,000	1,343,617
American Express Bank, FSB,
0.452%, 06/12/2017	250,000	249,419
American Express Company:
5.500%, 09/12/2016	1,213,000	1,331,880
7.000%, 03/19/2018	2,661,000	3,164,334
American Express Credit Corporation,
0.737%, 07/29/2016	5,000,000	5,032,050
American International Group, Inc.:
2.375%, 08/24/2015	1,100,000	1,119,764
5.600%, 10/18/2016	5,120,000	5,628,923
5.450%, 05/18/2017	3,575,000	3,988,348
Ameriprise Financial, Inc.,
5.650%, 11/15/2015	1,350,000	1,440,050
AmSouth Bank,
Series AI, 5.200%, 04/01/2015	6,140,000	6,334,006
ANZ New Zealand (Int'l) Limited:
3.125%, 08/10/2015 (Acquired 07/23/2013, Cost $3,015,847) * f	2,950,000	3,034,680
1.125%, 03/24/2016 (Acquired 03/20/2013 through 01/16/2014, Cost $5,323,032) * f	5,324,000	5,354,128
Aon Corporation:
3.500%, 09/30/2015 f	3,778,000	3,907,646
3.125%, 05/27/2016 f	1,582,000	1,646,893
Arden Realty Limited Partnership,
5.250%, 03/01/2015	1,708,000	1,738,049
Australia and New Zealand Banking Group Limited:
0.607%, 01/10/2017 (Acquired 01/06/2014, Cost $750,000) * f	750,000	752,065
1.875%, 10/06/2017 (Acquired 07/17/2013 through 11/21/2013, Cost $749,558) * f	750,000	763,912
2.250%, 06/13/2019 f	1,000,000	1,003,960
Banco Santander-Chile:
3.750%, 09/22/2015 (Acquired 11/21/2013 through 03/28/2014, Cost $1,616,725) * f	1,575,000	1,622,175
1.126%, 04/11/2017 (Acquired 04/08/2014, Cost $1,800,000) * f	1,800,000	1,799,996
Bank of America Corporation:
10.200%, 07/15/2015	3,920,000	4,295,340
5.750%, 12/01/2017	5,000,000	5,639,600
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 f	5,180,000	5,630,406
0.806%, 02/17/2017 f	4,000,000	4,012,492
BB&T Corporation,
1.091%, 06/15/2018	3,750,000	3,814,556
BBVA U.S. Senior, S.A. Unipersonal,
4.664%, 10/09/2015 f	2,800,000	2,927,436
BNP Paribas:
0.820%, 12/12/2016 f	4,540,000	4,554,415
2.375%, 09/14/2017 f	3,000,000	3,072,003
BPCE:
1.073%, 02/10/2017 f	9,650,000	9,731,957
2.500%, 12/10/2018 f	3,275,000	3,319,753
Branch Banking and Trust Company,
0.527%, 05/23/2017	8,645,000	8,580,318
Canadian Imperial Bank of Commerce:
0.748%, 07/18/2016 f	3,000,000	3,017,712
1.350%, 07/18/2016 @ f	5,000,000	5,064,380
Capital One Financial Corporation:
6.150%, 09/01/2016	450,000	497,999
5.250%, 02/21/2017	1,000,000	1,100,503
CIGNA Corporation:
2.750%, 11/15/2016	5,331,000	5,536,313
5.375%, 03/15/2017	2,300,000	2,549,672
Citigroup Inc.:
5.300%, 01/07/2016	2,000,000	2,133,136
0.904%, 11/15/2016	2,000,000	2,010,310
6.125%, 05/15/2018	3,920,000	4,516,314
CNA Financial Corporation,
6.500%, 08/15/2016	4,995,000	5,563,551
Comerica Bank:
5.750%, 11/21/2016	1,425,000	1,581,169
5.200%, 08/22/2017	4,125,000	4,575,825
Commonwealth Bank of Australia:
0.830%, 10/08/2015 (Acquired 12/05/2013, Cost $1,198,800) * f	1,200,000	1,199,568
0.731%, 09/20/2016 (Acquired 09/16/2013 through 12/20/2013, Cost $6,103,060) * f	6,100,000	6,136,466
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
0.711%, 03/18/2016 f	3,000,000	3,016,962
Countrywide Financial Corporation,
6.250%, 05/15/2016	4,050,000	4,419,437
Coventry Health Care, Inc.,
6.125%, 01/15/2015	1,125,000	1,158,436
Credit Agricole S.A.,
1.082%, 10/03/2016 (Acquired 09/26/2013, Cost $10,000,000) * f	10,000,000	10,055,670
Credit Suisse:
0.719%, 05/26/2017 f	2,000,000	2,004,576
6.000%, 02/15/2018 f	2,935,000	3,344,004
Deutsche Bank Aktiengesellschaft:
0.834%, 02/13/2017 f	3,850,000	3,867,907
Series 3FXD, 1.400%, 02/13/2017 f	3,000,000	3,015,246
0.698%, 05/30/2017 f	2,640,000	2,641,502
6.000%, 09/01/2017 f	3,467,000	3,940,807
Dresdner Bank AG,
7.250%, 09/15/2015 f	10,522,000	11,165,915
Fifth Third Bancorp:
3.625%, 01/25/2016	1,305,000	1,362,398
0.651%, 12/20/2016	2,900,000	2,879,508
5.450%, 01/15/2017	619,000	678,554
Fifth Third Bank,
0.637%, 02/26/2016	5,000,000	5,010,920
First Hawaiian Capital I,
Series B, 8.343%, 07/01/2027	1,500,000	1,520,465
First Horizon National Corporation,
5.375%, 12/15/2015	1,984,000	2,098,798
First Tennessee Bank National Association:
5.050%, 01/15/2015	1,000,000	1,022,238
5.650%, 04/01/2016	7,170,000	7,623,094
General Electric Capital Corporation:
2.950%, 05/09/2016	5,400,000	5,629,932
0.877%, 07/12/2016	10,000,000	10,090,770
5.625%, 09/15/2017	9,080,000	10,278,796
5.625%, 05/01/2018	175,000	200,521
0.737%, 01/14/2019	750,000	757,047
Genworth Holdings, Inc.,
8.625%, 12/15/2016	1,000,000	1,169,104
Hana Bank,
1.349%, 11/09/2016 (Acquired 11/05/2013, Cost $7,005,979) * f	7,000,000	7,049,560
HSBC Bank USA, National Association,
6.000%, 08/09/2017	925,000	1,042,155
HSBC Finance Corporation:
5.500%, 01/19/2016	556,000	595,436
6.676%, 01/15/2021	221,000	264,294
HSBC USA Capital Trust III,
8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $1,518,111) *	1,500,000	1,520,670
HSBC USA Inc.,
1.111%, 09/24/2018	1,000,000	1,012,065
Huntington Bancshares Incorporated,
2.600%, 08/02/2018	3,250,000	3,305,104
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2012 through 07/15/2013, Cost $5,966,416) * @ f	5,783,000	6,078,702
3.750%, 03/07/2017 (Acquired 05/30/2013 through 01/13/2014, Cost $3,352,925) * f	3,200,000	3,403,744
J.P. Morgan Chase & Co.,
Series 1, 0.858%, 01/28/2019	750,000	753,368
Kemper Corporation:
6.000%, 11/30/2015	8,500,000	9,074,744
6.000%, 05/15/2017	4,565,000	5,044,001
KeyBank National Association,
4.950%, 09/15/2015	920,000	965,095
Kookmin Bank,
1.103%, 01/27/2017 (Acquired 01/21/2014 through 02/20/2014, Cost $4,753,106) * f	4,750,000	4,775,916
LeasePlan Corporation N.V.,
2.500%, 05/16/2018 (Acquired 05/07/2013 through 02/20/2014, Cost $11,668,719) * f	11,785,000	11,882,533
Lloyds Bank plc,
4.875%, 01/21/2016 f	1,775,000	1,889,972
M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	6,682,000	6,947,737
5.000%, 01/17/2017	2,488,000	2,692,339
M&T Capital Trust I,
8.234%, 02/01/2027	1,000,000	1,017,638
Macquarie Bank Limited,
2.000%, 08/15/2016 (Acquired 08/07/2013 through 09/27/2013, Cost $10,020,038) * f	10,000,000	10,181,620
Manufacturers And Traders Trust Company:
0.531%, 03/07/2016	6,300,000	6,289,895
6.625%, 12/04/2017	1,000,000	1,163,584
Manulife Financial Corporation,
3.400%, 09/17/2015 f	9,761,000	10,086,568
Marsh & McLennan Companies, Inc.:
5.750%, 09/15/2015	758,000	802,772
2.300%, 04/01/2017	1,197,000	1,225,622
MassMutual Global Funding II,
3.125%, 04/14/2016 (Acquired 01/19/2012, Cost $2,040,210) *	2,000,000	2,084,176
Metropolitan Life Global Funding I:
3.125%, 01/11/2016 (Acquired 01/04/2011 through 03/05/2012, Cost $2,306,592) *	2,300,000	2,385,369
0.607%, 04/10/2017 (Acquired 04/07/2014, Cost $8,500,000) *	8,500,000	8,518,675
Mizuho Bank, Ltd.:
2.550%, 03/17/2017 (Acquired 05/30/2013, Cost $7,043,993) * f	6,900,000	7,133,392
0.659%, 04/16/2017 (Acquired 04/09/2014, Cost $2,800,000) * f	2,800,000	2,802,313
Morgan Stanley:
1.750%, 02/25/2016	2,000,000	2,028,404
5.450%, 01/09/2017	2,950,000	3,249,705
6.625%, 04/01/2018	2,000,000	2,337,946
1.079%, 01/24/2019	4,750,000	4,781,773
MUFG Union Bank, National Association:
3.000%, 06/06/2016	6,200,000	6,462,843
2.125%, 06/16/2017	3,500,000	3,577,808
National Australia Bank Limited:
0.730%, 10/08/2015 (Acquired 03/26/2013, Cost $1,098,900) * f	1,100,000	1,099,739
0.657%, 12/02/2016 (Acquired 11/21/2013, Cost $6,000,000) * f	6,000,000	6,021,636
National City Bank,
5.800%, 06/07/2017	1,675,000	1,887,670
Nomura Holdings, Inc.:
5.000%, 03/04/2015 f	1,000,000	1,028,027
2.000%, 09/13/2016 f	10,105,000	10,269,914
Nordea Bank AB:
3.125%, 03/20/2017 (Acquired 10/03/2012 through 08/21/2013, Cost $5,301,696) * f	5,140,000	5,414,445
1.250%, 04/04/2017 (Acquired 03/31/2014, Cost $3,988,880) * @ f	4,000,000	3,998,732
Paine Webber Group Inc.,
7.990%, 06/09/2017	300,000	339,921
PNC Bank, National Association,
0.547%, 04/29/2016	4,000,000	4,001,580
PNC Funding Corp,
4.250%, 09/21/2015	450,000	469,842
Principal Financial Group, Inc.,
1.850%, 11/15/2017 @	3,500,000	3,517,668
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 10/16/2012 through 07/15/2013, Cost $2,627,253) *	2,580,000	2,642,748
Prudential Financial, Inc.,
6.100%, 06/15/2017	4,720,000	5,352,768
Rabobank Nederland,
3.375%, 01/19/2017 f	1,092,000	1,156,382
Raymond James Financial, Inc.,
4.250%, 04/15/2016	5,000,000	5,280,995
Regions Bank,
7.500%, 05/15/2018	1,165,000	1,386,597
Regions Financial Corporation,
5.750%, 06/15/2015	3,549,000	3,709,308
Santander Bank, N.A.,
8.750%, 05/30/2018	243,000	295,800
Santander Holdings USA, Inc.,
3.000%, 09/24/2015	2,975,000	3,055,730
Societe Generale:
3.100%, 09/14/2015 (Acquired 02/06/2013 through 06/19/2013, Cost $3,543,101) * @ f	3,475,000	3,570,896
2.625%, 10/01/2018 (Acquired 03/04/2014, Cost $1,015,401) * f	1,000,000	1,019,810
Sumitomo Mitsui Banking Corporation:
1.350%, 07/18/2015 f	2,000,000	2,016,338
3.150%, 07/22/2015 (Acquired 02/06/2013 through 08/06/2013, Cost $2,147,969) * f	2,100,000	2,157,960
1.450%, 07/19/2016 @ f	4,000,000	4,040,904
0.657%, 01/10/2017 f	2,075,000	2,079,671
SunTrust Bank:
0.535%, 04/01/2015	7,080,000	7,078,421
0.517%, 08/24/2015	1,000,000	998,806
5.000%, 09/01/2015	2,396,000	2,508,471
7.250%, 03/15/2018	154,000	182,349
SunTrust Banks, Inc.,
6.000%, 09/11/2017	780,000	883,353
SUSA Partnership, L.P.,
8.200%, 06/01/2017	714,000	838,123
Svenska Handelsbanken AB:
0.680%, 03/21/2016 f	2,000,000	2,010,118
3.125%, 07/12/2016 f	175,000	183,270
0.700%, 09/23/2016 f	5,000,000	5,028,865
2.875%, 04/04/2017 f	275,000	287,726
1.625%, 03/21/2018 f	1,100,000	1,097,437
0.722%, 06/17/2019 f	2,000,000	2,003,040
The Bank of Nova Scotia:
0.631%, 03/15/2016 f	7,000,000	7,023,156
0.650%, 12/13/2016 f	2,575,000	2,584,406
The Bear Stearns Companies LLC:
5.300%, 10/30/2015	4,152,000	4,401,116
6.400%, 10/02/2017	7,700,000	8,877,569
7.250%, 02/01/2018	275,000	327,270
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	4,583,000	5,217,544
1.330%, 12/10/2017	1,000,000	994,994
6.150%, 04/01/2018	4,500,000	5,160,690
2.900%, 07/19/2018	1,000,000	1,030,270
The Hartford Financial Services Group, Inc.:
7.300%, 11/01/2015	233,000	251,177
5.500%, 10/15/2016	3,050,000	3,348,131
5.375%, 03/15/2017	3,145,000	3,475,779
6.300%, 03/15/2018	140,000	161,922
The Huntington National Bank,
1.350%, 08/02/2016	5,000,000	5,035,120
The Retail Property Trust,
7.875%, 03/15/2016 (Acquired 05/21/2013, Cost $1,112,541) *	1,000,000	1,115,322
The Royal Bank of Scotland Group Public Limited Company,
2.550%, 09/18/2015 f	4,430,000	4,521,364
The Royal Bank of Scotland plc,
4.875%, 08/25/2014 (Acquired 08/18/2009 through 01/27/2011, Cost $2,995,252) * f	3,000,000	3,017,718
UBS AG:
5.875%, 12/20/2017 f	1,000,000	1,142,158
5.750%, 04/25/2018 f	3,201,000	3,670,078
Voya Financial, Inc.,
2.900%, 02/15/2018	6,963,000	7,215,339
Wells Fargo Bank, National Association:
0.435%, 05/16/2016	7,000,000	6,983,725
6.000%, 11/15/2017	610,000	698,879
Westpac Banking Corporation,
2.000%, 08/14/2017 f	2,000,000	2,043,538
Willis North America, Inc.,
5.625%, 07/15/2015	6,650,000	6,968,016
		595,420,930	27.2%
Total Corporate Bonds		1,359,826,161	62.1%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC),
Series 5, Class B, 0.852%, 05/15/2019	8,677	8,733
Federal National Mortgage Association (FNMA):
5.500%, 07/01/2015	22,958	24,382
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	472,118	478,099
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	362,094	375,614
		886,828	0.0%
Non-U.S. Government Agency Issues
Banc of America Mortgage Trust,
Series 2003-10, Class 3A1, 5.000%, 01/25/2019	1,153,508	1,192,645
Bank of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	159,019	163,621
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	782,135	800,730
Series 2003-3, Class A1, 5.500%, 05/25/2033	1,801,758	1,884,837
Series 2004-B, Class 2A2, 2.638%, 03/25/2034	2,050,464	2,083,974
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	1,783,308	1,845,697
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	350,875	348,941
Series 2004-2CB, Class 1A8, 5.750%, 03/25/2034	7,247,618	7,327,262
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	351,971	356,171
Series 2004-18CB, Class 2A5, 0.602%, 09/25/2034	200,627	201,373
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	158,055	147,453
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,161,932	950,015
HSI Asset Securitization Corp. Trust,
Series 2005-NC1, Class 2A3, 0.512%, 07/25/2035	1,296,630	1,292,715
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 5.240%, 07/25/2035	2,179,283	2,222,801
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	10,147,529	10,537,702
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	5,073,970	5,191,356
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	8,599,659	9,147,079
Morgan Stanley Mortgage Loan Trust,
Series 2004-4, Class 1A10, 5.000%, 08/25/2034	2,437,672	2,515,638
Structured Asset Securities Corp Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.175%, 01/25/2035	13,066,038	13,566,049
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 4.550%, 02/25/2034	783,402	799,166
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	141,562	147,195
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	225,190	236,214
Series 2004-AR3, Class A1, 2.377%, 06/25/2034	12,100,270	12,328,252
		75,286,886	3.4%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2005-3, Class A1, 0.390%, 09/25/2035	243,128	241,711
Series 2006-2, Class A3, 0.302%, 09/25/2036	10,342,164	10,025,714
Argent Securities Inc Asset-Backed Pass-Through Certificates:
Series 2005-W2, Class A2B1, 0.352%, 10/25/2035	1,691,497	1,683,982
Series 2005-W3, Class A2D, 0.492%, 11/25/2035	12,870,162	12,156,023
BCMSC Trust,
Series 1998-A, Class A3, 6.230%, 04/15/2028	6,513	6,572
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.332%, 02/25/2036	6,955,168	6,574,345
Citifinancial Mortgage Securities Inc,
Series 2003-4, Class AF6, 4.493%, 10/25/2033	1,138,858	1,163,851
Citigroup Mortgage Loan Trust. Inc.,
Series 2006-WFH3, Class A3, 0.302%, 10/25/2036	1,543,346	1,535,550
Conseco Financial Corp.:
Series 1996-3, Class A5, 7.350%, 05/15/2027	8,449	8,488
Series 1998-2, Class A5, 6.240%, 12/01/2028	23,660	24,299
Series 1997-5, Class A6, 6.820%, 05/15/2029	185,859	188,760
Series 1998-3, Class A5, 6.220%, 03/01/2030	301,894	320,682
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF3, 5.011%, 01/25/2037 §	1,684,411	1,970,578
Series 2006-9, Class 1AF3, 5.319%, 10/25/2046 §	1,365,388	1,056,477
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.296%, 12/25/2035	314,767	296,162
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.792%, 09/25/2034	9,897,122	9,874,022
Ford Credit Auto Owner Trust,
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 05/06/2014, Cost $9,997,505) *	10,000,000	10,089,660
GE-WMC Asset-Backed Pass Through Certificates,
Series 2005-1, Class A2C, 0.512%, 10/25/2035	5,275,427	5,243,775
GSAA Trust,
Series 2005-8, Class A4, 0.422%, 06/25/2035	13,067,907	12,329,349
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.322%, 08/25/2036	4,818,637	4,710,107
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-CH1, Class A1, 0.280%, 07/25/2036	11,210,786	10,773,150
Series 2007-CH1, Class AV4, 0.280%, 11/25/2036	2,961,930	2,943,709
Master Credit Card Trust II,
Series 2013-3A, Class A, 0.583%, 01/22/2018 (Acquired 07/25/2013, Cost $8,000,000) * f	8,000,000	8,016,624
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.382%, 02/25/2036	1,407,646	1,397,503
Morgan Stanley ABS Capital I Inc Trust,
Series 2005-HE2, Class A3B, 0.372%, 01/25/2035	8,206,362	7,995,007
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.320%, 09/25/2036	10,413,559	10,377,955
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	80,482	80,754
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033	491,904	500,175
RASC Series Trust:
Series 2005-AHL2, Class A3, 0.502%, 10/25/2035	12,150,000	11,680,621
Series 2006-KS1, Class A4, 0.452%, 02/25/2036	5,139,000	4,971,484
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,978,467	1,081,027
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.477%, 10/25/2035 (Acquired 03/13/2014, Cost $16,134,734) *	16,333,802	16,102,434
Soundview Home Equity Loan Trust,
Series 2005-OPT4, Class 2A3, 0.672%, 12/25/2035	3,202,931	3,101,997
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.352%, 12/25/2036	4,993,055	4,932,224
Springleaf Funding Trust,
Series 2013-AA, Class A, 2.580%, 09/15/2021 (Acquired 01/09/2014 through 06/05/2014, Cost $13,253,852) *	13,200,000	13,296,730
Springleaf Mortgage Loan Trust:
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012 through 03/28/2014, Cost $3,597,463) *	3,582,340	3,648,459
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012 through 03/28/2014, Cost $2,810,237) *	2,806,370	2,842,084
Structured Asset Securities Corp Mortgage Loan Trust,
Series 2007-BC2, Class A3, 0.282%, 03/25/2037	1,581,534	1,572,201
		184,814,245	8.4%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	15,739,236	16,297,900
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.401%, 07/15/2044	19,390,988	20,162,517
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3, 5.975%, 03/15/2049	2,642,524	2,827,763
COMM Mortgage Trust,
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	15,968,173	16,510,340
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	19,822,454	20,400,933
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	7,975,000	8,374,476
FHLMC Multifamily Structured Pass Through Certificates,
Series K-701, Class A2, 3.882%, 11/25/2017	10,015,000	10,805,223
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	19,435,000	20,003,376
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.376%, 11/14/2042	13,524,689	14,025,806
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.455%, 12/15/2044	9,912,000	10,394,437
		139,802,771	6.4%
Total Long-Term Investments (Cost $2,148,504,237)		2,161,339,389	98.7%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	20,999,321	20,999,321
Total Short-Term Investments (Cost $20,999,321)		20,999,321	1.0%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «	132,338,001	132,338,001
Total Investment Companies (Cost $132,338,001)		132,338,001	6.0%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $132,338,001)		132,338,001	6.0%
Total Investments (Cost $2,301,841,559)		2,314,676,711	105.7%
Liabilities in Excess of Other Assets		(124,001,562)	(5.7)%
TOTAL NET ASSETS		$2,190,675,149	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
@	This security or portion of this security is out on loan at June 30, 2014.
f	Foreign Security
«	7-Day Yield
§	Security in Default
^	Non-Income Producing

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
9.125%, 05/15/2018 @	$12,950,000	$16,842,084
1.250%, 04/30/2019 @	275,625,000	271,490,625
2.625%, 08/15/2020	12,000,000	12,491,256
7.875%, 02/15/2021 @	67,000,000	91,601,596
		392,425,561	31.0%
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC):
1.375%, 05/01/2020 @	10,000,000	9,727,060
2.375%, 01/13/2022	300,000	299,410
		10,026,470	0.8%
Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,075,440
4.459%, 08/01/2019	1,340,000	1,447,964
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,649,826
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,676,525
California State,
5.500%, 03/01/2016	500,000	539,300
Central Valley Support Joint Power Agency,
5.326%, 09/01/2022	2,000,000	2,118,500
County of Contra Costa CA,
5.140%, 06/01/2017	2,500,000	2,684,500
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,236,642
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,152,130
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	3,525,000	2,952,928
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 06/01/2015)	970,000	964,752
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	2,035,000	2,058,260
New Jersey Economic Development Authority,
1.802%, 06/15/2017	5,000,000	5,037,050
North Carolina Housing Finance Agency,
4.000%, 01/01/2030 (Callable 07/01/2021)	445,000	453,468
North East Independent School District Texas,
5.240%, 08/01/2027	2,100,000	2,453,829
		31,501,114	2.5%
Other Government Related Securities
CDP Financial Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,112,211
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,151,939) * @ f	1,150,000	1,179,762
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	5,150,000	5,280,470
Corp Andina de Fomento,
4.375%, 06/15/2022 f	680,000	721,189
KFW,
4.875%, 06/17/2019 f	3,250,000	3,734,610
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	300,000	365,799
Korea Gas Corporation,
2.875%, 07/29/2018 (Acquired 07/22/2013, Cost $994,790) * f	1,000,000	1,025,564
Mexico Government International Bond,
5.125%, 01/15/2020 f	2,650,000	3,002,450
Petrobras Global Finance B.V.,
2.592%, 03/17/2017 f	1,700,000	1,720,230
Petrobras International Finance Company,
3.875%, 01/27/2016 f	4,175,000	4,304,634
Petroleos Mexicanos,
3.125%, 01/23/2019 (Acquired 01/15/2014, Cost $2,000,000) * @ f	2,000,000	2,069,000
Portigon AG,
4.796%, 07/15/2015 f	1,811,000	1,888,893
The Korea Development Bank,
3.875%, 05/04/2017 f	2,150,000	2,285,650
		28,690,462	2.3%
Corporate Bonds
Industrials
Altera Corporation,
2.500%, 11/15/2018	2,000,000	2,030,722
America Movil, S.A.B. de C.V.,
1.230%, 09/12/2016 f	3,200,000	3,238,349
Ameritech Capital Funding Corporation:
9.100%, 06/01/2016	476,700	527,790
6.450%, 01/15/2018	2,758,000	3,133,518
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,270,000	2,514,154
6.375%, 09/15/2017	2,000,000	2,302,680
6.950%, 06/15/2019	1,000,000	1,223,848
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,497,857) * f	2,000,000	2,574,586
Apple Inc.,
2.400%, 05/03/2023 @	2,000,000	1,889,378
Boston Scientific Corporation,
4.125%, 10/01/2023 @	3,000,000	3,117,489
BP Capital Markets:
4.750%, 03/10/2019 f	2,500,000	2,803,840
3.245%, 05/06/2022 f	1,000,000	1,012,366
British Telecommunications plc,
5.950%, 01/15/2018 f	2,000,000	2,287,562
Bunge Limited Finance Corp.:
5.100%, 07/15/2015	1,085,000	1,130,109
4.100%, 03/15/2016	2,805,000	2,945,343
3.200%, 06/15/2017	1,300,000	1,355,425
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	425,000	471,608
Celgene Corporation,
4.000%, 08/15/2023 @	2,000,000	2,082,812
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	3,425,000	3,466,285
Comcast Cable Communications, LLC,
8.875%, 05/01/2017	550,000	668,752
Comcast Corporation:
6.500%, 01/15/2017	175,000	199,057
2.850%, 01/15/2023 @	1,475,000	1,463,824
Computer Sciences Corporation,
2.500%, 09/15/2015	4,500,000	4,580,460
ConAgra Foods, Inc.,
7.000%, 04/15/2019	1,000,000	1,202,268
Cox Communications, Inc.,
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) *	3,600,000	3,525,311
CVS Caremark Corporation,
4.000%, 12/05/2023	4,425,000	4,630,612
D.R. Horton, Inc.,
6.500%, 04/15/2016	1,000,000	1,082,500
Daimler Finance North America LLC,
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) * @	2,300,000	2,318,770
Deutsche Telekom International Finance B.V.:
6.750%, 08/20/2018 f	2,850,000	3,379,453
6.000%, 07/08/2019 f	1,300,000	1,525,540
Devon Energy Corporation,
6.300%, 01/15/2019	760,000	892,390
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016 @	250,000	260,874
Ecolab Inc.,
1.450%, 12/08/2017	4,000,000	4,005,120
ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 06/30/2014, Cost $3,594,708) *	3,600,000	3,594,708
Express Scripts Holding Company:
2.650%, 02/15/2017 @	2,000,000	2,077,806
7.250%, 06/15/2019	1,000,000	1,225,736
Federal Express Corp 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	2,130,878	2,382,890
Fidelity National Information Services, Inc.:
7.875%, 07/15/2020	4,800,000	5,083,488
3.875%, 06/05/2024	2,300,000	2,310,900
Fiserv, Inc.:
4.750%, 06/15/2021	1,630,000	1,773,220
3.500%, 10/01/2022	300,000	301,747
FMC Corporation,
4.100%, 02/01/2024	2,000,000	2,088,980
Ford Motor Credit Company LLC:
2.500%, 01/15/2016	3,000,000	3,076,104
1.724%, 12/06/2017	3,300,000	3,301,343
Freeport-McMoRan Copper & Gold Inc.:
3.100%, 03/15/2020 @	2,000,000	2,019,774
3.875%, 03/15/2023 @	1,100,000	1,096,652
Glencore Canada Corporation,
6.000%, 10/15/2015 f	1,024,000	1,087,414
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013 through 10/29/2013, Cost $4,301,850) *	4,400,000	4,388,802
4.125%, 05/30/2023 (Acquired 04/03/2014, Cost $1,450,685) * @	1,500,000	1,506,511
Grupo Bimbo, S.A.B. de C.V.,
3.875%, 06/27/2024 (Acquired 06/24/2014, Cost $2,987,700) * f	3,000,000	2,994,060
GTE Corporation,
8.750%, 11/01/2021	2,150,000	2,849,496
Hanson Limited,
6.125%, 08/15/2016 f	650,000	708,500
Hess Corporation,
8.125%, 02/15/2019	1,200,000	1,509,557
Hewlett-Packard Company:
3.300%, 12/09/2016	3,500,000	3,683,323
2.750%, 01/14/2019	2,550,000	2,614,665
Historic TW Inc.,
6.875%, 06/15/2018 @	392,000	467,412
Hutchison Whampoa International (09) Limited,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 04/16/2014, Cost $6,215,960) * f	5,400,000	6,593,843
Hyundai Capital Services, Inc.,
6.000%, 05/05/2015 (Acquired 03/27/2013 through 05/30/2013, Cost $5,760,366) * f	5,549,000	5,785,177
Ingersoll-Rand Company,
6.391%, 11/15/2027 f	1,195,000	1,421,922
Ingersoll-Rand Global Holding Company Limited,
2.875%, 01/15/2019	3,000,000	3,075,234
Ingredion Incorporated,
1.800%, 09/25/2017	1,275,000	1,275,984
Johnson Controls, Inc.:
5.500%, 01/15/2016 @	1,625,000	1,738,401
4.250%, 03/01/2021	2,000,000	2,157,256
Kraft Foods Group, Inc.,
3.500%, 06/06/2022	2,000,000	2,053,530
L Brands, Inc.,
5.250%, 11/01/2014	180,000	182,340
Laboratory Corporation of America Holdings,
4.625%, 11/15/2020	400,000	432,604
Lafarge S.A.:
6.200%, 07/09/2015 (Acquired 07/06/2010, Cost $999,140) * f	1,000,000	1,047,500
6.500%, 07/15/2016 f	625,000	684,375
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	85,923
Masco Corporation,
6.125%, 10/03/2016	2,200,000	2,422,750
MeadWestvaco Corporation,
7.375%, 09/01/2019	2,033,000	2,460,351
Medco Health Solutions, Inc.:
2.750%, 09/15/2015	215,000	220,140
7.125%, 03/15/2018	1,850,000	2,185,259
Merey Sweeny, L.P.,
8.850%, 12/18/2019 (Acquired 06/11/2013, Cost $1,813,195) *	1,568,333	1,775,712
Murphy Oil Corporation,
3.700%, 12/01/2022	5,000,000	4,976,270
Mylan Inc.:
6.000%, 11/15/2018 (Acquired 01/15/2013 through 02/12/2013, Cost $4,183,905) *	4,000,000	4,183,756
7.875%, 07/15/2020 (Acquired 07/22/2013, Cost $1,100,779) *	1,000,000	1,106,859
Nabors Industries, Inc.,
6.150%, 02/15/2018	825,000	939,927
Noble Energy, Inc.:
8.250%, 03/01/2019	1,000,000	1,260,667
4.150%, 12/15/2021	450,000	483,816
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013, Cost $3,486,945) * f	3,500,000	3,633,199
Petrohawk Energy Corporation,
7.250%, 08/15/2018	4,000,000	4,180,000
Plains Exploration & Production Company:
7.625%, 04/01/2020	2,000,000	2,185,000
6.750%, 02/01/2022	1,000,000	1,136,250
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	2,445,000	2,595,800
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,977,831) * f	3,000,000	3,367,353
R.R. Donnelley & Sons Company:
8.600%, 08/15/2016	1,000,000	1,147,500
6.125%, 01/15/2017	43,000	46,977
7.625%, 06/15/2020 @	1,000,000	1,135,000
Rio Tinto Alcan Inc.,
5.000%, 06/01/2015 f	450,000	467,891
Rio Tinto Finance (USA) Limited:
9.000%, 05/01/2019 f	2,975,000	3,900,374
3.500%, 11/02/2020 f	500,000	523,140
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/06/2013, Cost $3,525,765) * f	3,300,000	3,506,831
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	1,967,420
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	125,000	132,832
Sprint Communications, Inc.,
6.000%, 12/01/2016 @	500,000	544,375
Sysco Corporation,
2.600%, 06/12/2022	150,000	145,517
Teck Resources Limited,
3.150%, 01/15/2017 f	1,000,000	1,042,092
Telecom Italia Capital,
5.250%, 10/01/2015 f	4,425,000	4,624,125
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	3,450,000	3,798,077
6.221%, 07/03/2017 f	1,000,000	1,131,636
3.192%, 04/27/2018 @ f	1,000,000	1,045,075
Teva Pharmaceutical Finance IV, LLC,
2.250%, 03/18/2020	1,250,000	1,222,361
The Mosaic Company,
4.250%, 11/15/2023 @	2,000,000	2,111,314
Time Warner Cable Inc.,
5.850%, 05/01/2017	1,000,000	1,124,669
Time Warner Inc.:
4.700%, 01/15/2021	1,325,000	1,467,171
4.750%, 03/29/2021	2,000,000	2,217,692
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,251,949
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	1,245,000	1,440,697
United AirLines, Inc. Pass Through Trust,
Series 91A2, 10.020%, 03/22/2014 ** § †	75,509	21,897
Vale Overseas Limited:
6.250%, 01/23/2017 f	1,650,000	1,846,350
4.375%, 01/11/2022 @ f	2,425,000	2,489,748
Valero Energy Corporation,
9.375%, 03/15/2019	1,898,000	2,491,243
Verizon Communications Inc.,
4.150%, 03/15/2024	2,000,000	2,088,304
Viacom Inc.,
6.250%, 04/30/2016	500,000	549,105
Vulcan Materials Company,
7.000%, 06/15/2018	2,000,000	2,302,500
Wabtec Corporation,
4.375%, 08/15/2023	3,000,000	3,118,278
Walgreen Co.,
5.250%, 01/15/2019 @	637,000	722,801
Waste Management, Inc.,
7.375%, 03/11/2019	5,000,000	6,109,795
Wesfarmers Limited,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,897,777
Yara International ASA,
5.250%, 12/15/2014 (Acquired 01/15/2013 through 05/03/2013, Cost $1,655,573) * f	1,625,000	1,658,938
		252,924,532	20.0%

Utility
Commonwealth Edison Company,
Series 104, 5.950%, 08/15/2016	375,000	413,874
DCP Midstream, LLC,
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $1,984,455) *	1,600,000	2,062,987
Dominion Resources, Inc.,
Series 07-A, 6.000%, 11/30/2017	966,000	1,105,670
El Paso Pipeline Partners Operating Company, L.L.C.,
4.100%, 11/15/2015	3,000,000	3,120,939
Energy Transfer Partners, L.P.:
5.950%, 02/01/2015	1,336,000	1,372,102
9.700%, 03/15/2019	2,457,000	3,220,569
Exelon Corporation,
4.900%, 06/15/2015	1,000,000	1,039,539
Kinder Morgan Finance Company LLC,
5.700%, 01/05/2016 f	2,500,000	2,625,000
National Grid PLC,
6.300%, 08/01/2016 f	3,925,000	4,346,694
National Rural Utilities Cooperative Finance Corporation,
10.375%, 11/01/2018	3,144,000	4,235,641
NiSource Finance Corp.,
4.450%, 12/01/2021	2,000,000	2,152,784
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,478,539
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	1,950,000	2,050,162
PSEG Power LLC:
5.320%, 09/15/2016	994,000	1,086,750
5.125%, 04/15/2020	220,000	246,394
Public Service Company of New Mexico,
7.950%, 05/15/2018	2,820,000	3,385,703
RGS I&M Funding Corp,
Series F*, 9.820%, 06/07/2022	471,253	564,507
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $3,000,094) *	3,000,000	3,030,000
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) *	1,000,000	1,030,000
Sunoco, Inc.,
5.750%, 01/15/2017	1,175,000	1,294,010
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * f	3,800,000	3,929,808
Texas Eastern Transmission, LP,
6.000%, 09/15/2017 (Acquired 11/07/2013 through 11/22/2013, Cost $2,188,643) *	1,948,000	2,174,675
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/19/2010 through 02/22/2013, Cost $3,681,101) *	3,673,000	3,733,311
TransCanada PipeLines Ltd,
9.875%, 01/01/2021 f	150,000	209,731
West Penn Power Company,
5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,113,003) *	2,000,000	2,180,752
Williams Partners L.P.:
5.250%, 03/15/2020 @	1,000,000	1,128,002
4.125%, 11/15/2020	350,000	373,179
4.300%, 03/04/2024	2,500,000	2,607,245
		57,198,567	4.5%
Finance
Abbey National Treasury Services plc,
3.050%, 08/23/2018 f	1,050,000	1,099,585
ABN AMRO Bank N.V.:
4.250%, 02/02/2017 (Acquired 11/22/2013, Cost $4,797,617) * f	4,500,000	4,828,365
2.500%, 10/30/2018 (Acquired 10/23/2013 through 04/17/2014, Cost $1,200,841) * f	1,200,000	1,217,604
AgriBank, FCB,
Series AI, 9.125%, 07/15/2019 (Acquired 02/24/2014, Cost $3,648,996) *	2,850,000	3,666,462
Ally Financial Inc.:
6.750%, 12/01/2014	200,000	204,750
8.000%, 12/31/2018	96,000	114,000
American International Group, Inc.:
8.250%, 08/15/2018	1,000,000	1,242,409
4.875%, 06/01/2022	3,000,000	3,340,689
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	729,386
ANZ New Zealand (Int'l) Limited,
1.850%, 10/15/2015 (Acquired 08/29/2013, Cost $1,008,998) * f	1,000,000	1,015,050
Associates Corporation of North America,
6.950%, 11/01/2018	2,579,000	3,079,955
Australia and New Zealand Banking Group Limited,
3.250%, 03/01/2016 (Acquired 02/22/2011, Cost $1,693,081) * f	1,700,000	1,767,128
Bank of America Corporation:
10.200%, 07/15/2015	1,035,000	1,134,101
5.700%, 05/02/2017	1,100,000	1,220,691
6.875%, 04/25/2018	1,000,000	1,178,131
3.300%, 01/11/2023	3,350,000	3,301,948
4.000%, 04/01/2024	2,750,000	2,806,460
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	2,500,000	1,996,275
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 f	2,565,000	2,788,029
6.750%, 05/22/2019 f	2,000,000	2,408,520
BB&T Corporation,
6.850%, 04/30/2019	2,322,000	2,821,023
Berkshire Hathaway Finance Corporation,
1.600%, 05/15/2017	3,800,000	3,859,766
BPCE,
4.000%, 04/15/2024 f	7,000,000	7,145,950
Capital One Financial Corporation,
3.150%, 07/15/2016	2,596,000	2,709,038
Capital One N.A.,
0.680%, 03/22/2016	2,100,000	2,104,880
CIGNA Corporation,
2.750%, 11/15/2016	3,781,000	3,926,618
Citigroup Inc.:
4.450%, 01/10/2017	1,800,000	1,938,616
6.125%, 11/21/2017	435,000	497,530
3.750%, 06/16/2024	500,000	501,396
CNA Financial Corporation:
6.500%, 08/15/2016	2,000,000	2,227,648
7.350%, 11/15/2019	2,395,000	2,954,297
5.750%, 08/15/2021	435,000	506,104
Comerica Bank,
5.200%, 08/22/2017	4,095,000	4,542,547
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012, Cost $4,243,961) * f	4,000,000	4,519,720
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,200,000	2,400,682
Credit Suisse:
2.300%, 05/28/2019 f	2,450,000	2,453,935
5.300%, 08/13/2019 f	3,220,000	3,683,519
Deutsche Bank Aktiengesellschaft,
3.250%, 01/11/2016 f	4,250,000	4,409,851
Dresdner Bank AG,
7.250%, 09/15/2015 f	2,652,000	2,814,294
First Tennessee Bank National Association,
5.650%, 04/01/2016	4,263,000	4,532,392
General Electric Capital Corporation:
6.000%, 08/07/2019	1,600,000	1,895,277
5.500%, 01/08/2020 @	2,550,000	2,955,980
5.550%, 05/04/2020	2,850,000	3,316,682
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,500,000	1,605,652
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) *	1,800,000	1,863,000
HSBC Finance Corporation,
6.676%, 01/15/2021	2,059,000	2,462,360
Humana Inc.,
7.200%, 06/15/2018	2,000,000	2,375,760
ING Bank N.V.:
3.000%, 09/01/2015 (Acquired 08/17/2010 through 09/14/2012, Cost $2,313,218) * f	2,300,000	2,358,337
5.000%, 06/09/2021 (Acquired 06/12/2013, Cost $2,171,474) * f	2,000,000	2,258,366
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,225,000	4,190,638
iStar Financial Inc.,
5.850%, 03/15/2017	75,000	79,875
J.P. Morgan Chase & Co.,
4.500%, 01/24/2022	3,000,000	3,287,217
Jefferies Group LLC,
6.875%, 04/15/2021	2,000,000	2,338,260
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 04/10/2013 through 04/11/2013, Cost $2,958,843) *	2,325,000	2,879,794
Kemper Corporation,
6.000%, 05/15/2017	600,000	662,957
KeyBank National Association,
7.413%, 05/06/2015	4,000,000	4,226,552
Korea Housing Finance Corporation,
1.625%, 09/15/2018 (Acquired 02/26/2013 through 04/18/2013, Cost $842,747) * f	850,000	827,597
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,041,062) * f	4,000,000	4,164,884
2.500%, 05/16/2018 (Acquired 05/29/2013, Cost $988,420) * f	1,000,000	1,008,276
Liberty Mutual Group Inc.,
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $1,987,300) *	2,000,000	2,072,934
Lloyds Bank plc:
4.875%, 01/21/2016 f	225,000	239,574
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,904,435) * f	2,900,000	3,366,613
M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	3,075,000	3,197,290
5.000%, 01/17/2017	1,000,000	1,082,130
Macquarie Bank Limited,
2.000%, 08/15/2016 (Acquired 08/07/2013, Cost $4,998,250) * f	5,000,000	5,090,810
Manulife Financial Corporation,
4.900%, 09/17/2020 f	2,300,000	2,538,954
Marsh & McLennan Companies, Inc.:
5.750%, 09/15/2015	574,000	607,904
2.550%, 10/15/2018	1,000,000	1,022,071
MassMutual Global Funding II,
2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,800,000	3,884,812
MBIA Insurance Corporation,
11.486%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) *	500,000	390,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,289,748
Metropolitan Life Insurance Company,
7.700%, 11/01/2015 (Acquired 11/21/2013, Cost $2,169,672) *	2,000,000	2,174,548
Morgan Stanley:
3.800%, 04/29/2016	125,000	131,241
6.625%, 04/01/2018	1,600,000	1,870,357
7.300%, 05/13/2019	2,700,000	3,301,417
MUFG Union Bank, National Association,
2.125%, 06/16/2017	1,800,000	1,840,016
National Australia Bank Limited:
0.730%, 10/08/2015 (Acquired 02/19/2013, Cost $3,100,940) * f	3,100,000	3,099,265
0.657%, 12/02/2016 (Acquired 11/21/2013, Cost $1,175,000) * f	1,175,000	1,179,237
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 10/07/2013, Cost $888,959) *	828,000	922,084
Nomura Holdings, Inc.:
5.000%, 03/04/2015 f	2,500,000	2,570,068
2.000%, 09/13/2016 f	2,450,000	2,489,984
6.700%, 03/04/2020 f	1,000,000	1,202,219
NYSE Euronext,
2.000%, 10/05/2017	800,000	815,177
PNC Bank, National Association,
2.950%, 01/30/2023	4,000,000	3,914,868
Protective Life Corporation,
7.375%, 10/15/2019	1,925,000	2,381,818
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 11/06/2012 through 07/23/2013, Cost $2,444,790) *	2,400,000	2,458,370
Prudential Financial, Inc.:
3.875%, 01/14/2015	200,000	203,706
7.375%, 06/15/2019	850,000	1,052,641
Prudential Holdings, LLC,
8.695%, 12/18/2023 (Acquired 03/26/2013 through 12/12/2013, Cost $1,739,783) *	1,387,857	1,751,488
Regions Bank,
7.500%, 05/15/2018	2,475,000	2,945,775
Regions Financial Corporation,
5.750%, 06/15/2015	1,500,000	1,567,755
Santander Bank, N.A.,
8.750%, 05/30/2018	3,080,000	3,749,238
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * f	1,000,000	1,080,031
Societe Generale:
2.625%, 10/01/2018 (Acquired 09/24/2013, Cost $998,330) * @ f	1,000,000	1,019,810
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,382,904) * f	1,250,000	1,411,306
5.000%, 01/17/2024 (Acquired 01/14/2014 through 02/18/2014, Cost $3,128,104) * @ f	3,150,000	3,294,384
Sumitomo Mitsui Banking Corporation,
2.500%, 07/19/2018 f	3,000,000	3,067,470
SunTrust Bank:
5.450%, 12/01/2017	500,000	554,283
7.250%, 03/15/2018	1,506,000	1,783,232
SunTrust Banks, Inc.,
3.600%, 04/15/2016	2,450,000	2,568,511
SUSA Partnership, L.P.,
8.200%, 06/01/2017	2,800,000	3,286,758
Svenska Handelsbanken AB:
3.125%, 07/12/2016 f	275,000	287,995
2.875%, 04/04/2017 f	1,500,000	1,569,417
2.500%, 01/25/2019 f	1,000,000	1,022,785
Swedbank AB:
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,383) * f	3,250,000	3,245,502
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $2,595,606) * f	2,600,000	2,629,624
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 08/12/2011 through 12/02/2013, Cost $1,317,053) *	1,269,000	1,361,931
The Bank of Nova Scotia,
2.550%, 01/12/2017 f	150,000	155,662
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
2.700%, 09/09/2018 (Acquired 09/03/2013, Cost $2,547,756) * f	2,550,000	2,627,992
2.300%, 03/10/2019 (Acquired 03/04/2014, Cost $998,400) * f	1,000,000	1,009,781
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,671,750
7.250%, 02/01/2018	2,275,000	2,707,421
The Charles Schwab Corporation,
6.375%, 09/01/2017	325,000	374,692
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	3,900,000	4,472,598
2.900%, 07/19/2018	1,000,000	1,030,270
7.500%, 02/15/2019	865,000	1,055,608
The Hartford Financial Services Group, Inc.,
5.500%, 10/15/2016	1,500,000	1,646,622
The Huntington National Bank,
1.300%, 11/20/2016	4,850,000	4,871,098
The Royal Bank of Scotland Group Public Limited Company,
2.550%, 09/18/2015 f	200,000	204,125
The Royal Bank of Scotland plc,
5.625%, 08/24/2020 f	3,300,000	3,781,463
6.125%, 01/11/2021 @ f	1,300,000	1,529,255
UBS AG,
5.875%, 12/20/2017 f	2,000,000	2,284,316
UnionBanCal Corporation,
3.500%, 06/18/2022	225,000	232,008
Voya Financial, Inc.,
2.900%, 02/15/2018	2,000,000	2,072,480
WEA Finance LLC / WT Finance Aust Pty Ltd,
6.750%, 09/02/2019 (Acquired 11/21/2013, Cost $4,741,244) *	4,000,000	4,985,368
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	1,479,000	1,694,495
Westpac Banking Corporation,
1.600%, 01/12/2018 f	1,250,000	1,251,493
Willis Group Holdings Public Limited Company,
5.750%, 03/15/2021 f	3,250,000	3,650,985
		282,343,441	22.3%
Total Corporate Bonds		592,466,540	46.8%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.000%, 06/01/2021	152,976	166,365
6.000%, 07/01/2028	10,768	12,253
Federal Home Loan Mortgage Corporation (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	1,567	1,679
Series 1395, Class G, 6.000%, 10/15/2022	13,405	14,407
Federal National Mortgage Association (FNMA):
Series 1989-2, Class D, 8.800%, 01/25/2019	7,122	7,843
Series 1990-108, Class G, 7.000%, 09/25/2020	6,468	7,153
Series G-29, Class O, 8.500%, 09/25/2021	711	808
Series 1991-137, Class H, 7.000%, 10/25/2021	45,013	50,349
Series 1993-32, Class H, 6.000%, 03/25/2023	23,242	25,429
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	699,120	725,223
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	128,698	144,481
		1,155,990	0.1%
Non-U.S. Government Agency Issues
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	5,339,457	5,759,758
Bank of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	114,308	115,563
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	387,515	396,728
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	475,141	490,207
Series 2005-6, Class 7A1, 5.500%, 07/25/2020	23,999	24,475
Series 2006-2, Class 7A1, 6.000%, 03/25/2021	332,187	339,550
Series 2003-9, Class 1CB2, 5.500%, 11/25/2033	912,197	931,688
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	392,135	404,389
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	528,382	442,260
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 2.957%, 07/25/2034	3,322,923	3,333,141
Countrywide Alternative Loan Trust:
Series 2005-5R, Class A2, 4.750%, 12/25/2018	5,382	5,377
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	403,507	401,282
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $330,554) *	335,484	322,061
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	580,819	527,723
Series 2004-2CB, Class 1A8, 5.750%, 03/25/2034	4,161,737	4,207,471
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 §	87,961	84,818
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-3, Class 3A27, 5.500%, 07/25/2035	33,043	33,915
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	852,308	864,773
Series 2006-A1, Class 2A1, 2.523%, 03/25/2036 §	653,938	522,184
Lehman Mortgage Trust,
Series 2006-4, Class 3A1, 5.000%, 08/25/2021 §	146,241	142,646
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	448,234	456,565
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	119,449	122,685
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	111,039	115,609
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	44,361	45,085
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	108,898	117,515
Structured Asset Securities Corp Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.175%, 01/25/2035	8,710,692	9,044,033
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	609,310	626,837
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	1,028,757	1,075,050
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	329,839	345,025
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	339,750	353,269
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	243,449	255,366
Series 2004-AR3, Class A1, 2.377%, 06/25/2034	7,098,825	7,232,574
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	5,338,086	5,713,941
		44,853,563	3.5%
Asset Backed Securities
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	21,448	21,559
Citigroup Mortgage Loan Trust. Inc.,
Series 2006-WFH3, Class A3, 0.302%, 10/25/2036	1,240,059	1,233,795
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 ** § †	3,921	392
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	7,797	8,035
Series 1998-2, Class A5, 6.240%, 12/01/2028	368,462	378,406
Series 1998-3, Class A5, 6.220%, 03/01/2030	551,460	585,780
Series 1998-4, Class A5, 6.180%, 04/01/2030	217,159	223,038
Countrywide Asset-Backed Certificates:
Series 2006-S3, Class A2, 6.085%, 06/25/2021	425,901	423,163
Series 2004-12, Class AF6, 4.634%, 03/25/2035	31,658	32,151
Series 2005-1, Class AF6, 5.030%, 07/25/2035	1,580,995	1,611,203
Series 2006-13, Class 1AF3, 5.011%, 01/25/2037 §	253,168	296,179
Series 2006-9, Class 1AF3, 5.319%, 10/25/2046 §	1,256,157	971,959
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	5,395	5,521
Series 1999-1, Class A6F, 6.340%, 12/15/2028	72	72
Series 1999-2, Class A7F, 7.030%, 08/15/2030	457,601	471,555
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.792%, 09/25/2034	6,160,958	6,146,579
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029	6,585	6,592
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.280%, 07/25/2036	5,381,177	5,171,112
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	95,567	99,620
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	24,253	24,243
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	167,964	164,900
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 0.532%, 11/25/2037	2,970,909	2,749,104
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.477%, 10/25/2035 (Acquired 03/13/2014, Cost $8,936,160) *	9,046,413	8,918,271
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.452%, 11/25/2033	4,321,857	4,282,662
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 0.822%, 10/25/2035	4,025,119	3,911,413
Series 2006-BC1, Class A2D, 0.452%, 12/25/2036	5,607,100	5,318,312
Springleaf Funding Trust,
Series 2013-AA, Class A, 2.580%, 09/15/2021 (Acquired 02/14/2014, Cost $5,024,363) *	5,000,000	5,036,640
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $2,311,161) *	2,311,187	2,353,845
		50,446,101	4.0%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	5,773,604	5,978,538
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.401%, 07/15/2044	6,731,363	6,999,191
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	5,885,454	6,057,209
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	5,150,000	5,407,969
Federal National Mortgage Association (FNMA):
Series 2013-M1, Class ASQ2, 1.074%, 11/25/2016	3,228,886	3,251,675
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	1,125,000	1,132,189
FHLMC Multifamily Structured Pass Through Certificates:
Series K-501, Class A2, 1.655%, 11/25/2016	2,345,000	2,384,159
Series K-702, Class A2, 3.154%, 02/25/2018	275,000	291,050
Series K-704, Class A2, 2.412%, 08/25/2018	300,000	309,159
Series K-705, Class A2, 2.303%, 09/25/2018	3,000,000	3,075,489
Series K-708, Class A2, 2.130%, 01/25/2019	8,300,000	8,427,148
Series K-003, Class A4, 5.053%, 01/25/2019	9,000,000	10,211,193
Series K-004, Class A2, 4.186%, 08/25/2019	5,875,000	6,489,319
Series K-005, Class A2, 4.317%, 11/25/2019	4,975,000	5,533,658
Series K-006, Class A2, 4.251%, 01/25/2020	1,863,000	2,065,370
Series K-F02, Class A3, 0.782%, 07/25/2020	9,051,773	9,063,405
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,000,000	5,146,225
NCUA Guaranteed Notes Trust,
Series 2010-C1, Class A2, 2.900%, 10/29/2020	2,150,000	2,231,322
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.455%, 12/15/2044	5,000,000	5,243,360
		89,297,628	7.0%
Total Long-Term Investments (Cost $1,212,093,773)		1,240,863,429	98.0%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «	3,872,934	3,872,934
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	24,000,000	24,000,000
Total Short-Term Investments (Cost $27,872,934)		27,872,934	2.2%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Invesmtment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «	231,817,863	231,817,863
Total Invesment Companies (Cost $231,817,863)		231,817,863	18.3%

Total Invesments Purchased With Cash Proceeds From
Securities Lending (Cost $231,817,863)		231,817,863	18.3%
Total Investments (Cost $1,471,784,570)		1,500,554,226	118.5%
Liabilities in Excess of Other Assets		(234,658,341)	(18.5)%
TOTAL NET ASSETS		$1,265,895,885	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2014.
f	Foreign Security
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	1,000,000	$1,170,530
Gulf Shores Alabama,
5.000%, 12/15/2018 (Callable 12/15/2017)	1,080,000	1,221,804
Montgomery Alabama Special Care Facility Revenue,
5.000%, 11/15/2015 (Pre-refunded to 11/15/2014)	1,540,000	1,567,366
		3,959,700	0.4%
Alaska
Alaska State Housing Finance Corporation,
5.000%, 06/01/2017 (Callable 06/01/2015)(Insured by NPFGC)	1,000,000	1,042,820	0.1%

Arizona
Gila County Arizona Unified School District Bonds,
5.250%, 07/01/2027 (Callable 07/01/2017)	1,000,000	1,111,580
Maricopa County Arizona University School District No. 48 Scottsdale,
4.000%, 07/01/2026 (Pre-refunded to 07/01/2016)	1,860,000	1,995,966
Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
5.000%, 07/01/2015 (Callable 07/01/2014)(Pre-refunded)(Insured by NPFGC)	1,540,000	1,540,000
		4,647,546	0.4%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018 (ETM)	1,000,000	1,151,980	0.1%

California
Bakersfield California Certificates Participation,
0.000%, 04/15/2021 (ETM) ^	12,380,000	10,816,654
Coalinga California Regional Medical Center,
5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,395,000	2,483,759
Commerce Community Development Commission,
0.000%, 08/01/2021 (ETM) ^	965,000	687,205
Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
9.600%, 06/01/2016 (ETM)	3,725,000	4,359,479
Port Oakland California Revenue,
5.000%, 11/01/2017 (Insured by NPFGC)	1,800,000	2,042,028
San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
0.000%, 01/01/2020 (ETM) ^	6,865,000	6,327,265
0.000%, 01/01/2023 (ETM) ^	14,000,000	11,460,680
San Marcos California Public Facilities Authority Revenue,
0.000%, 09/01/2019 (ETM) ^	17,295,000	16,093,516
Woodside California Elementary School District Government School Bonds,
5.000%, 10/01/2023 (Pre-refunded to 10/01/2016)	1,130,000	1,249,520
		55,520,106	5.1%
Colorado
Colorado Springs Colorado Hospital Revenue Bonds,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)	1,300,000	1,523,288
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	6,105,000	6,699,017
County of El Paso Colorado Mortgage Revenue Bonds,
0.000%, 09/01/2015 (ETM) ^	1,330,000	1,324,308
Dawson Ridge Metropolitan District No. 1 Colorado:
0.000%, 10/01/2022 (ETM) ^	21,595,000	17,884,331
0.000%, 10/01/2022 (ETM) ^	17,540,000	14,585,387
Regional Transportation District Colorado Sales Tax Revenue,
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)	6,785,000	7,520,765
		49,537,096	4.6%
Connecticut
State of Connecticut,
5.000%, 10/15/2020	4,390,000	5,220,939	0.5%

Florida
Brevard County Florida School Board,
5.000%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	1,925,000	2,123,352
Broward County Florida School Board:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,968,746
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,746,471
County of St. Lucie Florida,
6.000%, 10/01/2020 (ETM)	6,420,000	7,819,945
Dade County Florida Health Facility Authority Hospital Revenue,
5.750%, 05/01/2021 (ETM)	1,570,000	1,807,776
Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
0.000%, 10/15/2018 (ETM) ^	4,130,000	3,883,811
Florida State Board of Education,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	16,078,380
Florida State Department of Management Services,
5.000%, 08/01/2018	2,500,000	2,844,825
Florida State Mid-Bay Bridge Authority Revenue:
6.875%, 10/01/2022 (ETM)	4,675,000	5,969,788
6.875%, 10/01/2022 (ETM)	3,175,000	4,054,348
Florida State Municipal Power Agency Revenue,
5.000%, 10/01/2017 (Callable 08/01/2014)(ETM)	1,590,000	1,813,888
Gulf Environmental Services Inc. Florida Revenue Bonds,
5.000%, 10/01/2018 (ETM)	1,285,000	1,407,743
Hillsborough County Florida School Board Master Lease Program,
5.500%, 07/01/2018 (Insured by NPFGC)	2,000,000	2,315,780
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,285,000	2,716,271
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	1,940,000	2,588,115
Miami Beach Florida Resort Tax Revenue,
6.250%, 10/01/2022 (ETM)	1,470,000	1,801,941
Miami Dade County Florida Entitlement Revenue Bonds,
5.000%, 08/01/2015 (Insured by NPFGC)	3,000,000	3,136,920
Miami-Dade County Florida,
4.500%, 10/01/2020	7,100,000	8,163,864
Miami-Dade County Florida School Board,
5.000%, 05/01/2016 (Insured by NPFGC)	3,000,000	3,249,330
Miami-Dade County Florida Water & Sewer Revenue,
5.250%, 10/01/2022	1,125,000	1,349,528
Orlando Florida Utilities Commission Water & Electric Revenue,
6.750%, 10/01/2017 (ETM)	1,960,000	2,172,738
Palm Beach County Florida Revenue,
5.000%, 11/01/2018 (Callable 11/01/2017)	1,000,000	1,130,940
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	1,640,000	1,693,218
Sarasota County Florida School Board,
5.000%, 07/01/2015 (Insured by NPFGC)	1,000,000	1,048,280
Seminole County Florida Water & Sewage Revenue,
6.000%, 10/01/2019 (ETM)	5,200,000	5,958,108
Sunrise Florida Utility System Revenue,
5.500%, 10/01/2018 (ETM)	3,000,000	3,397,350
		104,241,456	9.6%
Georgia
Atlanta Georgia Water & Wastewater Revenue,
5.500%, 11/01/2017 (Insured by AGM)	8,445,000	9,739,703
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
6.375%, 10/01/2028 (Callable 08/01/2014)(ETM)	8,050,000	10,152,821
Georgia Municipal Electric Authority Power Revenue,
6.500%, 01/01/2017 (Insured by AGM)	4,700,000	5,082,439
Gwinnett County Georgia School District,
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,400,000	8,488,318
Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
5.750%, 06/15/2019 (Callable 09/22/2014)(Pre-refunded to 06/15/2015)	1,735,000	1,834,658
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM) ^	720,000	622,641
0.000%, 12/01/2021 (ETM) ^	3,510,000	3,035,378
State of Georgia,
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	14,192,913
		53,148,871	4.9%
Illinois
Chicago Illinois,
5.000%, 01/01/2017 (Callable 01/01/2016)(Insured by AGM)	2,360,000	2,500,396
Chicago Illinois Board of Education:
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	4,345,000	4,719,930
5.000%, 12/01/2017 (Insured by AMBAC)	2,100,000	2,347,212
6.000%, 01/01/2020 (Insured by NPFGC)	1,745,000	1,959,862
Chicago Illinois Public Building Community Building Revenue:
7.000%, 01/01/2015 (ETM)	1,025,000	1,059,686
7.000%, 01/01/2020 (ETM)	1,555,000	1,919,352
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	3,695,000	4,046,062
Cook County Illinois School District No. 097,
9.000%, 12/01/2015 (Insured by NPFGC)	2,605,000	2,919,111
Cook County Illinois School District No. 100,
8.100%, 12/01/2016 (ETM)	1,430,000	1,690,889
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM) ^	2,000,000	1,612,080
Dupage County Illinois Stormwater Project,
5.600%, 01/01/2021	980,000	1,127,617
Illinois Development Financial Authority,
0.000%, 07/15/2023 (ETM) ^	16,860,000	13,494,744
Illinois Finance Authority,
0.000%, 07/15/2025 (ETM) ^	9,560,000	7,165,698
Illinois Municipal Electric Agency Power Supply Revenue Bonds,
5.250%, 02/01/2016 (Insured by NPFGC)	1,000,000	1,074,220
Illinois State:
5.000%, 01/01/2019 (Insured by AGM)	1,000,000	1,123,300
4.000%, 09/01/2019 (Callable 09/01/2018)(Insured by AGM)	5,000,000	5,399,350
6.000%, 11/01/2026 (Insured by NPFGC)	3,000,000	3,618,450
Illinois State Toll Highway Authority Priority Revenue Bonds,
5.500%, 01/01/2016 (Insured by AGM)	2,100,000	2,259,411
Illinois State Toll Highway Authority Revenue Bonds:
5.000%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,065,000	1,164,013
5.000%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,055,000	2,246,053
Kane County Community Unit School District No 304 Geneva,
9.000%, 01/01/2023 (Insured by AGM)	1,500,000	2,167,650
Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
9.000%, 01/01/2015 (Insured by AMBAC)	1,000,000	1,042,950
7.000%, 01/01/2018 (ETM)	5,775,000	7,013,102
7.000%, 01/01/2018 (ETM)	365,000	442,548
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 ^	13,625,000	11,274,279
Lake County Illinois Community Consolidated School District,
0.000%, 12/01/2014 (Insured by NPFGC) ^	1,875,000	1,862,362
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,186,343
McHenry & Kane Counties Illinois Community School District No. 158:
0.000%, 01/01/2016 (ETM) ^	1,245,000	1,238,513
0.000%, 01/01/2016 ^	725,000	709,623
Metropolitan Pier & Exposition Authority Illinois:
5.500%, 06/15/2016 (ETM)	1,805,000	1,984,742
5.500%, 12/15/2023 (ETM)	2,250,000	2,707,065
Regional Transportation Authority Illinois:
7.750%, 06/01/2020	1,000,000	1,213,600
6.000%, 07/01/2022 (Insured by NPFGC)	4,705,000	5,918,749
Southern Illinois University Revenue:
5.250%, 04/01/2018 (Insured by NPFGC)	1,075,000	1,211,181
5.250%, 04/01/2019 (Insured by NPFGC)	1,390,000	1,582,654
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,192,233
Winnebago County Illinois School District No. 122 Harlam-Loves Park:
0.000%, 01/01/2018 (ETM) ^	155,000	149,847
0.000%, 01/01/2018 (Insured by AGM) ^	1,205,000	1,097,574
		112,442,451	10.4%
Indiana
Franklin Community Multi-School Building Corp,
5.000%, 07/15/2020	1,990,000	2,232,641
Hammond Indiana Multi-School Building Corporation Revenue Bonds:
6.000%, 01/15/2018 (ETM)	825,000	890,431
5.000%, 07/15/2018 (Insured by NPFGC)	1,330,000	1,516,000
Indiana State Office Building Commissions Facilities Revenue Bonds,
5.250%, 07/01/2017	1,115,000	1,250,584
Indiana Toll Road Commission,
9.000%, 01/01/2015 (ETM)	255,000	266,085
Indianapolis Local Public Improvement Bond Bank,
5.500%, 01/01/2019 (Insured by NPFGC)	1,155,000	1,318,317
Indianapolis Local Public Improvement Bond Waterworks Project,
5.500%, 07/01/2018 (Insured by NPFGC)	3,460,000	3,970,004
Perry Township Multi School Building Corporation,
5.000%, 07/10/2018 (Callable 07/10/2015)	1,000,000	1,044,340
Purdue University Indiana Revenue,
5.000%, 07/01/2015	1,650,000	1,730,008
South Bend Indiana Community School Building Corporation,
5.000%, 07/15/2017 (Insured by NPFGC)	1,000,000	1,110,960
		15,329,370	1.4%
Kansas
City of Wichita KS,
5.000%, 11/15/2034 (Pre-refunded to 11/15/2019)	1,005,000	1,197,136
Wyandotte County Kansas Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	2,123,470
		3,320,606	0.3%
Kentucky
Jefferson County Kentucky School District Financial School Building Revenue Bonds,
5.500%, 01/01/2018 (Insured by AGM)	3,340,000	3,811,575
Louisville & Jefferson County Metropolitan Government,
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	13,665,000	16,215,709
		20,027,284	1.9%

Louisiana
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	9,860,000	12,441,348
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	19,975,000	25,691,246
State of Louisiana:
5.000%, 11/15/2018	1,775,000	2,073,466
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,792,100
		51,998,160	4.8%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,195,000	1,444,767
State of Maryland:
5.000%, 03/15/2019 (Pre-refunded to 03/15/2017)	1,135,000	1,273,754
5.000%, 03/01/2021 (Callable 03/01/2020)	1,000,000	1,183,890
		3,902,411	0.4%
Massachusetts
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	1,990,000	2,238,213
Massachusetts State:
5.000%, 08/01/2020 (Pre-refunded to 08/01/2016)	5,820,000	6,390,011
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,579,800
Massachusetts State Water Resources Authority:
5.250%, 12/01/2015 (ETM)	2,165,000	2,255,995
6.500%, 07/15/2019 (ETM)	2,855,000	3,231,917
		30,695,936	2.8%
Michigan
Brighton Area School District/MI:
5.000%, 05/01/2020	1,300,000	1,501,110
5.000%, 05/01/2021	500,000	578,335
Detroit Michigan City School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,000,000	1,027,160
Harper Creek Michigan Community School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,550,000	1,607,660
Jenison Michigan Public Schools,
5.250%, 05/01/2015 (Insured by NPFGC)	1,390,000	1,447,908
Lakeview Public School District,
5.000%, 05/01/2017 (Insured by NPFGC)	2,275,000	2,517,310
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	8,157,100
Michigan State Housing Development Authority,
4.750%, 06/01/2016	4,000,000	4,156,200
Pinckney Community Schools:
5.000%, 05/01/2022	1,935,000	2,242,626
5.000%, 05/01/2023	2,200,000	2,537,084
St Johns Public Schools,
5.000%, 05/01/2021	5,040,000	5,909,047
State of Michigan,
0.000%, 06/01/2022 (ETM) ^	2,000,000	1,643,120
		33,324,660	3.1%
Minnesota
Minnesota State Housing Finance Agency Homeownership Finance Bond:
4.250%, 07/01/2028 (Callable 01/01/2020)	720,000	757,325
4.500%, 07/01/2034 (Callable 07/01/2021)	1,485,000	1,563,170
University of Minnesota,
5.500%, 07/01/2021 (ETM)	8,980,000	10,977,960
Western Minnesota Municipal Power Agency,
6.375%, 01/01/2016 (ETM)	820,000	844,100
		14,142,555	1.3%
Mississippi
Mississippi Development Bank Special Obligations,
5.250%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,110,000	1,179,342
Mississippi Housing Financial Corporation,
0.000%, 06/01/2015 (ETM) ^	1,500,000	1,497,000
		2,676,342	0.2%
Missouri
St. Charles County Missouri Francis Howell School District,
4.500%, 03/01/2018	1,000,000	1,127,810	0.1%

Nebraska
Omaha Nebraska Public Electric Power District Revenue,
6.200%, 02/01/2017 (ETM)	5,630,000	6,108,325	0.6%

Nevada
Las Vegas Clark County Nevada Library District,
5.000%, 01/01/2017	2,080,000	2,278,515	0.2%

New Hampshire
New Hampshire Housing Finance Authority Revenue Bonds,
5.250%, 07/01/2028 (Callable 01/01/2021)	3,385,000	3,573,375
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,187,310
		4,760,685	0.4%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	1,140,000	1,206,724
New Jersey Educational Facilities Authority,
7.500%, 12/01/2032 (Pre-refunded to 06/01/2019)	3,575,000	4,636,060
New Jersey Health Care Facilities Financing Authority,
5.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	870,000	1,056,632
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	7,625,000	8,014,256
New Jersey State Transportation Trust Fund Authority:
5.500%, 12/15/2015 (Insured by AMBAC)	2,595,000	2,785,759
5.250%, 12/15/2020	5,000,000	5,866,350
New Jersey State Turnpike Authority:
6.500%, 01/01/2016 (ETM)	585,000	606,984
6.500%, 01/01/2016 (ETM)	45,000	46,692
5.500%, 01/01/2025	2,000,000	2,504,640
		26,724,097	2.5%
New Mexico
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	1,005,000	1,074,958
4.500%, 09/01/2028 (Callable 03/01/2020)	785,000	831,535
New Mexico State Hospital Equipment Loan Council Hospital Revenue,
5.250%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,000,000	1,048,390
		2,954,883	0.3%
New York
Cattaraugus-Little Valley Central School District:
3.125%, 06/15/2016 (Insured by AGM)	1,520,000	1,587,944
3.125%, 06/15/2017 (Insured by AGM)	1,000,000	1,061,020
Churchville-Chili Central School District:
3.000%, 06/15/2017	1,045,000	1,112,841
3.000%, 06/15/2018	1,070,000	1,148,367
City of New York NY,
5.000%, 08/01/2022	5,000,000	5,949,350
Long Island Power Authority and Electric System Revenue,
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by NPFGC)	2,000,000	2,204,240
Metropolitan Transit Authority New York,
6.000%, 04/01/2020 (ETM)	13,430,000	16,060,534
New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,667,372
New York State Urban Development Corp,
5.000%, 03/15/2022	2,000,000	2,400,880
New York, New York:
5.000%, 03/01/2016 (Callable 03/01/2015)(Partially Pre-refunded)(Insured by FGIC-TCRS)	1,000,000	1,032,030
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,303,526
Suffolk County Water Authority,
6.000%, 06/01/2017 (ETM)	4,715,000	5,173,864
Susquehanna Valley Central School District:
3.125%, 06/15/2017 (Insured by AGM)	1,155,000	1,225,478
3.125%, 06/15/2019 (Insured by AGM)	1,375,000	1,436,958
TSASC Inc. New York,
4.750%, 06/01/2022 (Callable 06/01/2016)	150,000	151,111
Westchester Tobacco Asset Securitization Corp. New York,
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	15,682,155
		62,197,670	5.8%
North Carolina
North Carolina Eastern Municipal Power Agency,
5.000%, 01/01/2021 (ETM)	7,945,000	9,407,834
North Carolina Eastern Municipal Power Agency Power Systems Revenue:
5.000%, 01/01/2017 (ETM)	6,630,000	7,082,232
6.400%, 01/01/2021 (ETM)	5,180,000	6,101,885
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,665,000	8,960,845
6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	2,075,000	2,668,325
		34,221,121	3.2%
Ohio
Cincinnati Ohio City School District,
5.000%, 12/01/2016 (Insured by AGM)	2,000,000	2,216,960
Cleveland Municipal School District:
4.000%, 12/01/2017	1,790,000	1,943,850
4.000%, 12/01/2018	1,865,000	2,033,242
4.000%, 12/01/2019	1,940,000	2,120,304
5.000%, 12/01/2020	2,015,000	2,325,854
Miamisburg Ohio Water Revenue,
7.000%, 11/15/2016 (Callable 05/02/2014)(ETM)	60,000	63,252
Ohio Housing Finance Agency,
5.000%, 11/01/2028 (Callable 05/01/2020)	1,840,000	1,905,191
State of Ohio:
5.000%, 03/01/2019	1,220,000	1,428,315
5.500%, 02/01/2020	1,195,000	1,447,694
5.000%, 06/15/2021	6,740,000	8,113,747
		23,598,409	2.2%
Pennsylvania
Central Dauphin Pennsylvania School District,
6.750%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,275,000	1,405,420
Erie Pennsylvania Sewer Authority Revenue,
5.125%, 06/01/2020 (ETM)	1,380,000	1,581,535
Lampeter Strasburg School District,
4.000%, 06/01/2019	1,715,000	1,877,187
Pennsylvania Convention Center Authority Revenue Bonds,
6.000%, 09/01/2019 (ETM)	10,900,000	13,017,979
Pennsylvania Housing Finance Agency:
3.700%, 04/01/2018	2,130,000	2,263,934
3.750%, 10/01/2018	1,760,000	1,888,410
3.900%, 04/01/2019	1,025,000	1,104,991
3.900%, 10/01/2019 (Callable 04/01/2019)	1,675,000	1,805,717
Philadelphia Pennsylvania Authority For Industrial Development Revenue,
5.250%, 01/01/2027 (Pre-refunded to 01/01/2017)	1,790,000	1,996,244
Philadelphia Pennsylvania Gas Works,
7.000%, 05/15/2020 (ETM)	2,120,000	2,495,134
Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds,
7.250%, 09/01/2014 (Callable 07/17/2014)(ETM)	315,000	318,626
		29,755,177	2.8%
Puerto Rico
Commonwealth of Puerto Rico,
5.000%, 07/01/2021	6,000,000	4,736,760
Puerto Rico Electric Power Authority:
0.000%, 07/01/2017 (ETM) ^	5,010,000	4,600,132
0.000%, 07/01/2017 (Pre-refunded to various dates) ^	3,000,000	2,686,740
Puerto Rico Public Finance Corp.,
6.000%, 08/01/2026 (ETM)	1,080,000	1,401,106
		13,424,738	1.2%
South Carolina
Charleston Educational Excellence Finance Corp,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,580,000	5,379,439
Piedmont Municipal Power Agency South Carolina Electric Revenue,
6.750%, 01/01/2020 (ETM)	6,450,000	8,194,402
		13,573,841	1.3%
South Dakota
Heartland Consumers Power District,
7.000%, 01/01/2016 (ETM)	455,000	470,183	0.0%

Tennessee
County of Rutherford TN,
5.000%, 04/01/2021	1,955,000	2,354,739
Metropolitan Government Nashville & Davidson County Tennessee H&E,
0.000%, 06/01/2021 (ETM) ^	1,050,000	916,955
Shelby County Tennessee Health Educational & Housing Facilities Revenue,
5.500%, 08/15/2019 (ETM)	4,395,000	4,777,936
Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	3,455,000	3,589,676
		11,639,306	1.1%
Texas
Barbers Hill Texas Independent School District General Obligation,
5.000%, 02/15/2017 (Callable 02/15/2015)(PSF Guaranteed)	2,125,000	2,185,945
Capital Area Housing Finance Corporation Texas,
0.000%, 01/01/2016 (ETM) ^	6,060,000	6,019,459
Central Texas Housing Finance Corporation,
0.000%, 09/01/2016 (ETM) ^	1,500,000	1,483,260
City of Austin TX Water & Wastewater System Revenue,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,553,020
City of Houston TX Utility System Revenue,
5.500%, 12/01/2024 (ETM)	1,735,000	2,188,425
Conroe Independent School District:
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,195,990
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,199,732
Cypress-Fairbanks Independent School District:
5.000%, 02/15/2017 (Pre-refunded to 02/15/2016)	1,085,000	1,169,011
5.000%, 02/15/2017 (Callable 02/15/2016)	415,000	445,312
Dallas Texas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,865,562
El Paso Texas,
5.000%, 08/15/2018	1,355,000	1,554,727
Frisco Texas Independent School District,
6.000%, 08/15/2018 (Callable 08/15/2016)(PSF Guaranteed)	1,625,000	1,813,305
Georgetown Independent School District,
4.000%, 02/15/2020 (PSF Guaranteed)	1,900,000	2,158,210
Georgetown Texas Independent School District,
5.000%, 02/15/2016 (Callable 02/15/2015)(PSF Guaranteed)	1,000,000	1,030,070
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,050,000	1,259,412
Harris County Texas:
5.000%, 10/01/2019	1,525,000	1,803,328
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	175,000	209,536
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,830,000	8,177,901
Harris County Texas Health Facilities Development Corporation Hospital Revenue,
5.500%, 10/01/2019 (ETM)	4,780,000	5,496,044
Houston Texas Water & Sewer System Revenue Bonds,
5.500%, 12/01/2029 (ETM)	16,050,000	21,043,316
Humble Texas Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,802,265
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,244,020
La Porte Independent School District/TX,
5.000%, 02/15/2018 (Callable 02/15/2015)(Insured by NPFGC)	85,000	87,266
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)	1,200,000	1,421,556
Lubbock Texas,
5.000%, 02/15/2021 (Callable 02/15/2018)(Insured by AGM)	3,425,000	3,860,900
Lubbock Texas Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,780,000	2,457,699
Lubbock Texas Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,094,600
Lufkin Texas Independent School District,
5.000%, 08/15/2015 (Callable 08/15/2014)(PSF Guaranteed)	1,735,000	1,744,907
Magnolia Texas Independent School District,
5.000%, 08/15/2016 (PSF Guaranteed)	1,475,000	1,616,880
Mission Consolidation Independent School District,
5.000%, 02/15/2019 (Callable 02/15/2015)(PSF Guaranteed)	1,265,000	1,299,117
North East Independent School District/TX,
5.000%, 08/01/2021	6,095,000	7,372,085
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,312,244
Retama Texas Development Corporation Special Facilites Revenue,
8.750%, 12/15/2018 (ETM)	2,035,000	2,673,949
San Antonio Texas Electric & Gas Revenue,
5.650%, 02/01/2019 (ETM)	11,665,000	13,514,836
San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
0.000%, 08/15/2015 (ETM) ^	2,100,000	2,093,679
San Antonio Texas Independent School District,
5.000%, 08/15/2017 (Callable 08/15/2015)(PSF Guaranteed)	2,000,000	2,110,740
Spring Texas Independent School District,
5.000%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,020,000	1,180,109
Tarrant County Texas Health Facilities Revenue,
6.000%, 09/01/2024 (ETM)	7,990,000	9,710,247
Tarrant County Texas Housing Finance Corporation Revenue Bonds,
0.000%, 09/15/2016 (ETM) ^	1,800,000	1,783,458
Temple Independent School District,
4.000%, 02/01/2022 (Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,242,819
Texas State:
5.000%, 10/01/2018	6,285,000	7,321,397
5.000%, 04/01/2020 (Pre-refunded to 04/01/2016)	3,965,000	4,296,236
5.000%, 08/01/2021	1,205,000	1,455,712
Tomball Hospital Authority,
5.000%, 07/01/2020 (Pre-refunded to 07/01/2015)	2,200,000	2,304,412
University of Texas Revenue Bonds,
5.000%, 08/15/2018 (Pre-refunded to 08/15/2016)	1,225,000	1,345,834
University of Texas System/The,
5.000%, 08/15/2022	9,530,000	11,653,951
Ysleta Independent School District,
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,199,081
		158,051,564	14.6%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Callable 06/01/2021)	3,900,000	4,593,771
5.000%, 06/01/2023 (Callable 06/01/2021)	1,750,000	2,044,210
Salt Lake City Utah Hospital Revenue,
8.125%, 05/15/2015 (Callable 08/01/2014)(ETM)	85,000	90,830
		6,728,811	0.6%
Virginia
Bristol Virginia Utility Systems General Obligations,
5.500%, 11/01/2018 (ETM)	1,095,000	1,256,447
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)	1,500,000	1,819,080
Virginia Public School Authority,
6.250%, 12/01/2028 (Pre-refunded to 12/01/2018)	1,285,000	1,572,904
		4,648,431	0.4%
Washington
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	5,131,980
Snohomish County Washington Public Utilities Revenue,
6.800%, 01/01/2020 (Callable 08/01/2014)(ETM)	3,605,000	4,328,884
Thurston & Pierce Counties Washington Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,078,712
Walla Walla County School District No 250 College Place,
5.000%, 12/01/2019	1,290,000	1,478,250
Washington Health Care Facilities Authority:
6.250%, 08/01/2028 (Pre-refunded to 08/01/2018)	1,305,000	1,575,748
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	415,000	531,980
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	7,850,000	9,478,640
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,205,000	5,424,198
Washington State:
5.000%, 01/01/2021	10,000,000	11,932,800
5.500%, 07/01/2023	5,000,000	6,137,900
		49,099,092	4.5%
West Virginia
Ohio County Board of Education,
5.250%, 06/01/2018 (ETM)	1,130,000	1,314,213	0.1%

Wisconsin
Ladysmith-Hawkins Wisconsin School District General Obligation,
5.200%, 04/01/2018 (Callable 04/01/2016)(Insured by NPFGC)	2,685,000	2,797,582
Wisconsin State Health & Educational Facilities Revenue,
5.000%, 12/01/2019 (Callable 12/01/2014)(Insured by NPFGC)	3,320,000	3,355,690
		6,153,272	0.6%
Total Municipal Bonds (Cost $980,061,385)		1,025,160,432	94.8%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, 0.01% «	48,412,392	48,412,392
Total Short-Term Investments (Cost $48,412,392)		48,412,392	4.5%

Total Investments (Cost $1,028,473,777)		1,073,572,824	99.3%
Other Assets in Excess of Liabilities		7,525,702	0.7%
TOTAL NET ASSETS		$1,081,098,526	100.0%

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation.
BHAC - Berkshire Hathaway Assurance Corp.
FGIC-TCRS - Financial Guaranty Insurance Company
NPFGC - National Public Finance Guarantee Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
^ Non-Income Producing
« 7-Day Yield

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019 @	$162,424,400	$159,988,034
6.250%, 08/15/2023 @	30,200,000	39,835,673
5.250%, 11/15/2028 @	53,426,500	68,436,034
4.375%, 02/15/2038 @	19,587,400	23,385,514
3.500%, 02/15/2039 @	91,630,900	95,611,163
		387,256,418	17.2%
Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,096,396
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	7,481,395
California School Finance Authority:
5.041%, 07/01/2020	2,230,000	2,431,347
5.043%, 01/01/2021 (Callable 12/31/2015)	1,785,000	1,822,235
County of Contra Costa CA,
5.140%, 06/01/2017	5,335,000	5,728,723
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	834,668
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,429,447
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,440,000	4,623,594
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 06/01/2015)	5,105,000	5,077,382
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	1,090,000	1,113,664
3.750%, 07/01/2034 (Callable 07/01/2023)	3,010,000	3,127,932
New Jersey Economic Development Authority,
2.421%, 06/15/2018	7,000,000	7,058,170
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	5,270,000	5,333,451
San Dieguito Public Facilities,
6.459%, 05/01/2027	5,675,000	6,411,331
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,985,693
Three Rivers Ohio LOC School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,478,520
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	1,938,760
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,846,389
		71,819,097	3.2%
Other Government Related Securities
CNPC General Capital Ltd,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * @ f	2,000,000	1,999,548
Comision Federal de Electricidad,
4.875%, 01/15/2024 (Acquired 10/17/2013, Cost $2,662,655) * @ f	2,678,000	2,858,765
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,107,000	6,476,913
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	1,932,000	2,355,745
Korea Gas Corporation,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,309,418) * f	2,321,000	2,514,244
Nexen Energy ULC:
6.400%, 05/15/2037 f	3,392,000	4,081,733
7.500%, 07/30/2039 f	4,000,000	5,413,132
Petrobras Global Finance B.V.:
2.592%, 03/17/2017 @ f	3,000,000	3,035,700
4.375%, 05/20/2023 f	1,785,000	1,719,044
Petrobras International Finance Company:
3.500%, 02/06/2017 f	4,463,000	4,581,270
5.750%, 01/20/2020 f	893,000	954,438
Petroleos Mexicanos:
5.750%, 03/01/2018 f	2,499,000	2,817,623
8.000%, 05/03/2019 f	1,500,000	1,858,500
6.625%, 06/15/2035 f	893,000	1,051,507
Portigon AG,
4.796%, 07/15/2015 f	2,488,000	2,595,011
Sinopec Group Overseas Development (2014) Limited,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * @ f	1,500,000	1,552,904
The Export-Import Bank of Korea,
4.000%, 01/11/2017 f	1,400,000	1,494,557
The Korea Development Bank,
0.853%, 01/22/2017 f	2,000,000	2,002,282
		49,362,916	2.2%
Corporate Bonds
Industrials
Actavis Funding SCS,
3.850%, 06/15/2024 (Acquired 06/10/2014, Cost $2,988,690) * f	3,000,000	3,032,556
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	4,246,365
Altera Corporation,
4.100%, 11/15/2023	2,000,000	2,068,216
Ameritech Capital Funding Corporation:
9.100%, 06/01/2016	910,497	1,008,078
6.450%, 01/15/2018	2,668,000	3,031,264
Anadarko Petroleum Corporation:
6.375%, 09/15/2017	5,355,000	6,165,426
8.700%, 03/15/2019	2,432,000	3,133,233
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $1,785,000) * f	1,785,000	2,297,818
Apple Inc.,
2.400%, 05/03/2023 @	2,678,000	2,529,877
Beam Suntory Inc.,
1.875%, 05/15/2017	2,000,000	2,005,554
Bunge Limited Finance Corp.:
5.100%, 07/15/2015	1,251,000	1,303,010
8.500%, 06/15/2019	2,500,000	3,141,558
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	3,392,000	3,763,990
Canadian Natural Resources Limited:
5.700%, 05/15/2017 f	50,000	56,002
6.500%, 02/15/2037 f	982,000	1,249,073
Celgene Corporation,
4.000%, 08/15/2023	2,477,000	2,579,563
CenturyLink, Inc.,
Series R, 5.150%, 06/15/2017	2,678,000	2,892,240
CF Industries, Inc.,
5.150%, 03/15/2034	3,000,000	3,196,050
Comcast Corporation:
4.250%, 01/15/2033	5,712,000	5,867,566
6.950%, 08/15/2037	893,000	1,203,801
Computer Sciences Corporation,
2.500%, 09/15/2015	4,686,000	4,769,786
ConAgra Foods, Inc.:
5.819%, 06/15/2017	1,506,000	1,692,459
4.950%, 08/15/2020	1,785,000	1,978,253
9.750%, 03/01/2021	107,000	139,564
Continental Airlines, Inc. Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	187,863	201,013
D.R. Horton, Inc.,
6.500%, 04/15/2016	893,000	966,672
Deutsche Telekom International Finance B.V.,
8.750%, 06/15/2030 f	411,000	601,085
Express Scripts Holding Company,
2.650%, 02/15/2017	2,678,000	2,782,182
Federal Express Corp 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	2,052,822	2,295,602
Fidelity National Information Services, Inc.:
7.875%, 07/15/2020	3,994,000	4,229,886
3.500%, 04/15/2023 @	3,570,000	3,512,519
3.875%, 06/05/2024	2,000,000	2,009,478
Fiserv, Inc.,
4.625%, 10/01/2020	1,785,000	1,945,898
FMC Corporation,
4.100%, 02/01/2024	3,000,000	3,133,470
Fomento Economico Mexicano SAB de CV,
4.375%, 05/10/2043 f	4,374,000	4,066,814
Ford Motor Credit Company LLC:
7.000%, 04/15/2015	1,160,000	1,218,139
2.875%, 10/01/2018 @	6,806,000	7,044,496
Glencore Finance (Canada) Limited,
5.800%, 11/15/2016 (Acquired 12/06/2011, Cost $641,658) * f	616,000	677,809
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $4,440,774) *	4,463,000	4,451,642
4.125%, 05/30/2023 (Acquired 07/22/2013 through 04/03/2014, Cost $3,599,049) *	3,746,000	3,762,261
4.625%, 04/29/2024 (Acquired 04/22/2014, Cost $1,668,233) *	1,675,000	1,726,758
GTE Corporation,
8.750%, 11/01/2021	89,000	117,956
Holcim US Finance S. a r.l. & Cie S.C.S.,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 09/04/2013, Cost $1,250,762) * f	1,232,000	1,427,426
Hospira, Inc.,
6.050%, 03/30/2017	4,463,000	4,923,649
Hutchison Whampoa International (09) Limited,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 04/16/2014, Cost $9,347,624) * f	8,288,000	10,120,328
Hyundai Capital Services, Inc.:
6.000%, 05/05/2015 (Acquired 05/20/2013, Cost $1,853,125) * f	1,785,000	1,860,973
4.375%, 07/27/2016 (Acquired 04/23/2013, Cost $2,111,459) * f	2,008,000	2,134,745
1.031%, 03/18/2017 (Acquired 03/11/2014, Cost $2,000,000) * f	2,000,000	2,005,860
3.500%, 09/13/2017 (Acquired 03/07/2012 through 06/04/2014, Cost $3,853,334) * f	3,734,000	3,928,392
Johnson Controls, Inc.:
6.000%, 01/15/2036	893,000	1,070,970
4.950%, 07/02/2064	2,400,000	2,431,236
Lafarge S.A.,
7.125%, 07/15/2036 f	893,000	1,035,880
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	957,608
Masco Corporation,
6.125%, 10/03/2016	1,450,000	1,596,812
Murphy Oil Corporation,
4.000%, 06/01/2022	4,463,000	4,517,141
Mylan Inc.:
6.000%, 11/15/2018 (Acquired 02/01/2013 through 02/12/2013, Cost $5,746,780) *	5,496,000	5,748,481
7.875%, 07/15/2020 (Acquired 04/25/2014, Cost $3,329,424) *	3,000,000	3,320,577
Nabors Industries, Inc.,
6.150%, 02/15/2018	982,000	1,118,798
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	6,288,000	6,294,778
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,260,000	1,877,202
Noble Energy, Inc.,
8.250%, 03/01/2019	2,684,000	3,383,630
Oracle Corporation,
3.400%, 07/08/2024	3,000,000	2,993,190
Pactiv LLC,
7.950%, 12/15/2025	286,000	306,020
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013, Cost $8,514,123) * f	8,546,000	8,871,235
Petrohawk Energy Corporation,
7.250%, 08/15/2018	6,166,000	6,443,470
Plains Exploration & Production Company:
7.625%, 04/01/2020	7,627,000	8,332,498
6.500%, 11/15/2020	2,000,000	2,232,500
6.750%, 02/01/2022	1,000,000	1,136,250
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	3,887,000	4,126,739
QEP Resources, Inc.,
6.800%, 03/01/2020	893,000	975,603
R.R. Donnelley & Sons Company:
8.600%, 08/15/2016	2,231,000	2,560,072
6.125%, 01/15/2017	88,000	96,140
7.625%, 06/15/2020 @	893,000	1,013,555
Rio Tinto Alcan Inc.,
5.750%, 06/01/2035 f	446,000	505,990
Rio Tinto Finance (USA) Limited,
9.000%, 05/01/2019 f	4,909,000	6,435,944
Samarco Mineracao S.A.,
5.750%, 10/24/2023 (Acquired 10/22/2013, Cost $4,477,817) * f	4,463,000	4,684,811
Seagate HDD Cayman,
6.875%, 05/01/2020 f	7,321,000	7,915,831
SK Telecom Co., Ltd,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,322,945) * f	1,339,000	1,683,676
Sprint Capital Corporation:
6.900%, 05/01/2019	2,499,000	2,755,148
8.750%, 03/15/2032	320,000	369,600
Talisman Energy Inc.,
7.750%, 06/01/2019 f	1,071,000	1,326,668
Telecom Italia Capital:
7.175%, 06/18/2019 f	1,785,000	2,063,906
7.200%, 07/18/2036 @ f	5,350,000	5,925,125
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	1,830,000	2,014,632
6.221%, 07/03/2017 f	4,530,000	5,126,311
The Mosaic Company,
5.450%, 11/15/2033	2,000,000	2,241,072
Time Warner Cable Inc.:
6.550%, 05/01/2037	893,000	1,111,152
6.750%, 06/15/2039	2,767,000	3,566,126
Time Warner Inc.:
7.625%, 04/15/2031	1,082,000	1,486,677
7.700%, 05/01/2032	5,918,000	8,217,995
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 12/03/2013, Cost $1,142,971) * f	1,175,000	1,157,891
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	6,248,000	7,230,098
U.S. Airways Pass Through Trust,
Series 981A, 6.850%, 01/30/2018	213,355	232,023
Vale Overseas Limited:
8.250%, 01/17/2034 f	3,526,000	4,391,690
6.875%, 11/21/2036 f	1,383,000	1,531,036
6.875%, 11/10/2039 f	893,000	991,719
Valero Energy Corporation,
9.375%, 03/15/2019	2,000,000	2,625,124
Verizon Communications Inc.:
4.150%, 03/15/2024	3,000,000	3,132,456
6.400%, 09/15/2033 @	7,140,000	8,746,057
Vulcan Materials Company:
7.000%, 06/15/2018	1,785,000	2,054,981
7.150%, 11/30/2037	446,000	463,840
Wabtec Corporation,
4.375%, 08/15/2023	2,678,000	2,783,583
Warner Chilcott Co LLC / Warner Chilcott Finance LLC,
7.750%, 09/15/2018 f	8,500,000	8,935,965
Westvaco Corporation:
9.750%, 06/15/2020	143,000	186,525
8.200%, 01/15/2030	4,463,000	5,860,874
Yara International ASA,
5.250%, 12/15/2014 (Acquired 10/02/2012 through 11/09/2012, Cost $5,710,612) * f	5,614,000	5,731,248
		320,422,514	14.3%

Utility
Arizona Public Service Company,
8.750%, 03/01/2019	759,000	978,585
Beaver Valley II Funding Corporation,
9.000%, 06/01/2017	219,000	231,065
Constellation Energy Group, Inc.,
4.550%, 06/15/2015	5,232,000	5,424,375
DCP Midstream, LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $6,221,763) *	5,065,000	6,530,644
El Paso Pipeline Partners Operating Company, LLC.,
7.500%, 11/15/2040	4,017,000	5,175,250
Enable Midstream Partners, LP,
3.900%, 05/15/2024 (Acquired 05/19/2014, Cost $4,994,350) *	5,000,000	4,989,355
ENEL Finance International N.V.:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,199,280) * f	2,209,000	2,487,049
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,691,506) * f	1,696,000	2,069,622
Energy Transfer Partners, LP,
9.700%, 03/15/2019	893,000	1,170,520
Exelon Generation Company, LLC,
6.200%, 10/01/2017	1,964,000	2,237,654
Gulf South Pipeline Company, LP,
4.000%, 06/15/2022	3,633,000	3,665,221
Kinder Morgan Energy Partners, LP:
9.000%, 02/01/2019	893,000	1,144,517
6.950%, 01/15/2038	2,008,000	2,475,605
6.500%, 09/01/2039	893,000	1,053,451
Kinder Morgan Finance Company LLC,
5.700%, 01/05/2016 f	803,000	843,150
Mega Advance Investments Ltd,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $4,858,830) * @ f	4,909,000	5,271,922
National Rural Utilities Cooperative Finance Corporation:
10.375%, 11/01/2018	547,000	736,926
8.000%, 03/01/2032	2,834,000	4,095,295
NextEra Energy Capital Holdings, Inc.,
Series D, 7.300%, 09/01/2067	2,455,000	2,706,638
ONEOK Partners, L.P.:
6.150%, 10/01/2016	3,036,000	3,382,213
8.625%, 03/01/2019	2,937,000	3,707,901
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	1,839,000	1,933,460
PSEG Power LLC:
5.320%, 09/15/2016	2,877,000	3,145,453
5.125%, 04/15/2020	3,575,000	4,003,907
RGS I&M Funding Corp,
Series F, 9.820%, 06/07/2022 *	816,656	978,260
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,783,411) *	1,785,000	1,838,550
Southern Natural Gas Company, LLC.,
5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,247,925) *	1,250,000	1,405,166
Spectra Energy Capital LLC,
5.668%, 08/15/2014	893,000	898,948
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,772,791) * f	1,785,000	1,845,976
The Williams Companies, Inc.,
4.550%, 06/24/2024	5,000,000	5,049,505
Williams Partners LP,
6.300%, 04/15/2040	2,767,000	3,284,916
		84,761,099	3.8%
Finance
ABN AMRO Bank N.V.,
2.500%, 10/30/2018 (Acquired 10/23/2013 through 01/13/2014, Cost $11,028,182) * f	11,033,000	11,194,854
Ally Financial Inc.:
6.750%, 12/01/2014	134,000	137,182
8.000%, 12/31/2018	360,000	427,500
American International Group, Inc.:
5.450%, 05/18/2017	2,678,000	2,987,636
8.250%, 08/15/2018	1,785,000	2,217,700
6.400%, 12/15/2020	830,000	1,002,014
4.125%, 02/15/2024 @	893,000	940,003
8.175%, 05/15/2058	893,000	1,230,108
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	2,205,319
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	258,179
Associates Corporation of North America,
6.950%, 11/01/2018	4,764,000	5,689,378
Australia and New Zealand Banking Group Limited,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $5,991,840) * f	6,000,000	6,158,376
BAC Capital Trust VI,
5.625%, 03/08/2035 ^	357,000	353,144
Bank of America Corporation:
10.200%, 07/15/2015	1,531,000	1,677,593
6.400%, 08/28/2017	893,000	1,020,055
6.875%, 04/25/2018	1,562,000	1,840,241
7.750%, 05/14/2038	1,138,000	1,563,291
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	1,941,000	1,549,908
Barclays Bank PLC:
2.500%, 02/20/2019 @ f	2,000,000	2,025,810
6.750%, 05/22/2019 f	3,570,000	4,299,208
3.750%, 05/15/2024 f	1,450,000	1,455,183
BNP Paribas,
3.250%, 03/03/2023 f	3,570,000	3,525,757
BPCE:
1.073%, 02/10/2017 f	2,544,000	2,565,606
5.700%, 10/22/2023 (Acquired 10/15/2013, Cost $5,346,111) * f	5,355,000	5,896,444
4.000%, 04/15/2024 f	2,500,000	2,552,125
Citigroup Inc.:
4.450%, 01/10/2017	893,000	961,769
6.125%, 11/21/2017	2,477,000	2,833,061
3.750%, 06/16/2024	1,000,000	1,002,792
CNA Financial Corporation:
6.500%, 08/15/2016	4,463,000	4,970,997
7.250%, 11/15/2023	4,000,000	5,001,316
Commonwealth Bank of Australia,
0.830%, 10/08/2015 (Acquired 01/09/2013, Cost $4,264,246) * f	4,263,000	4,261,465
Compagnie de Financement Foncier,
2.500%, 09/16/2015 (Acquired 08/13/2012 through 08/14/2012, Cost $1,315,645) * f	1,300,000	1,330,458
Countrywide Financial Corporation,
6.250%, 05/15/2016	4,757,000	5,190,929
Credit Agricole S.A.:
1.082%, 10/03/2016 (Acquired 09/26/2013, Cost $1,500,000) * f	1,500,000	1,508,351
6.637%, 05/29/2049 (Acquired 05/23/2007, Cost $893,000) * f	893,000	947,696
Credit Suisse:
5.300%, 08/13/2019 f	1,406,000	1,608,394
5.400%, 01/14/2020 f	5,000,000	5,618,510
Deutsche Bank Aktiengesellschaft,
3.700%, 05/30/2024 @ f	10,000,000	10,003,040
Dresdner Bank AG,
7.250%, 09/15/2015 f	3,651,000	3,874,430
First Hawaiian Capital I,
Series B, 8.343%, 07/01/2027	3,346,000	3,391,650
First Tennessee Bank National Association,
5.050%, 01/15/2015	8,503,000	8,692,090
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,747,795) *	1,750,000	1,887,520
General Electric Capital Corporation:
5.550%, 05/04/2020	5,534,000	6,440,182
4.650%, 10/17/2021	5,355,000	5,954,974
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,339,000	1,433,312
Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,202,943
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,482,656) *	2,499,000	2,586,465
Highmark Inc,
4.750%, 05/15/2021 (Acquired 05/03/2011, Cost $2,667,181) *	2,678,000	2,698,771
HSBC Holdings PLC,
6.500%, 09/15/2037 f	1,874,000	2,310,745
HSBC USA Capital Trust I,
7.808%, 12/15/2026 (Acquired 03/08/2007, Cost $302,886) *	300,000	303,831
HSBC USA Capital Trust III:
7.750%, 11/15/2026	893,000	903,903
8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $451,385) *	446,000	452,146
HSBC USA Inc.,
9.125%, 05/15/2021	625,000	812,735
Humana Inc.,
7.200%, 06/15/2018	1,870,000	2,221,336
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011, Cost $3,256,241) * f	3,258,000	3,424,591
3.750%, 03/07/2017 (Acquired 03/28/2012, Cost $1,903,782) * f	1,919,000	2,041,183
5.800%, 09/25/2023 (Acquired 01/14/2014 through 04/07/2014, Cost $2,592,091) * f	2,450,000	2,759,925
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,902,000	5,853,999
J.P. Morgan Chase & Co.:
4.250%, 10/15/2020	636,000	689,954
5.600%, 07/15/2041	4,106,000	4,815,570
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	4,173,794
6.250%, 01/15/2036	1,290,000	1,349,946
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $6,719,189) *	6,069,000	7,517,191
JPMorgan Chase Bank, National Association,
5.875%, 06/13/2016	2,678,000	2,929,968
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 12/03/2013 through 04/04/2014, Cost $766,286) * f	750,000	780,916
2.500%, 05/16/2018 (Acquired 08/02/2013 through 09/24/2013, Cost $7,995,946) * f	8,158,000	8,225,515
Liberty Mutual Group Inc.:
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $2,660,995) *	2,678,000	2,775,659
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,182,029) *	2,231,000	3,407,852
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $297,700) *	465,000	523,755
Lincoln National Corporation:
8.750%, 07/01/2019	5,218,000	6,765,419
6.050%, 04/20/2067	1,004,000	1,015,295
Lloyds Bank plc,
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,401,209) * f	1,428,000	1,657,767
M&I Marshall & Ilsley Bank,
4.850%, 06/16/2015	5,355,000	5,567,963
M&T Capital Trust I,
8.234%, 02/01/2027	2,798,000	2,847,351
M&T Capital Trust II,
8.277%, 06/01/2027	1,406,000	1,429,369
Macquarie Group Limited:
3.000%, 12/03/2018 (Acquired 11/25/2013, Cost $8,490,900) * f	8,525,000	8,745,030
7.625%, 08/13/2019 (Acquired 02/12/2014 through 04/09/2014, Cost $1,956,534) * f	1,630,000	1,976,284
Marsh & McLennan Companies, Inc.:
2.300%, 04/01/2017	2,231,000	2,284,345
9.250%, 04/15/2019	1,473,000	1,922,691
Massachusetts Mutual Life Insurance Company,
8.875%, 06/01/2039 (Acquired 05/27/2009 through 03/10/2014, Cost $8,496,656) *	6,111,000	9,732,214
MBIA Insurance Corporation,
11.486%, 01/15/2033 (Acquired 01/11/2008, Cost $714,000) * @ §	714,000	556,920
MetLife, Inc.:
7.717%, 02/15/2019	982,000	1,221,649
6.500%, 12/15/2032	466,000	604,083
Mizuho Bank, Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $3,119,689) * f	3,124,000	3,136,334
2.450%, 04/16/2019 (Acquired 04/09/2014, Cost $2,096,262) * f	2,100,000	2,120,351
Morgan Stanley:
7.300%, 05/13/2019	5,110,000	6,248,237
5.625%, 09/23/2019	1,941,000	2,232,556
3.875%, 04/29/2024 @	1,650,000	1,669,998
National Australia Bank Limited,
0.730%, 10/08/2015 (Acquired 01/16/2013, Cost $8,705,097) * f	8,700,000	8,697,938
National City Bank,
5.800%, 06/07/2017	1,750,000	1,972,192
Navient Corporation,
5.625%, 08/01/2033	446,000	385,233
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	6,248,000	6,349,968
2.750%, 03/19/2019 f	1,400,000	1,424,217
6.700%, 03/04/2020 f	1,667,000	2,004,099
PNC Bank, National Association,
4.200%, 11/01/2025	2,678,000	2,832,810
Protective Life Corporation,
7.375%, 10/15/2019	7,096,000	8,779,938
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 12/19/2012 through 07/23/2013, Cost $6,491,477) *	6,372,800	6,527,793
Prudential Holdings, LLC,
8.695%, 12/18/2023 (Acquired 08/13/2013 through 05/13/2014, Cost $3,772,790) *	2,994,900	3,779,590
Rabobank Nederland,
0.481%, 03/07/2016 (Acquired 05/21/2013, Cost $8,636,486) * f	8,676,000	8,694,202
Regions Bank,
7.500%, 05/15/2018	4,463,000	5,311,916
Regions Financial Corporation:
7.750%, 11/10/2014	252,000	258,295
5.750%, 06/15/2015	1,785,000	1,865,628
Santander Bank, N.A.,
8.750%, 05/30/2018	6,327,000	7,701,762
Santander Issuances, S.A.,
6.500%, 08/11/2019 (Acquired 10/18/2007 through 03/19/2012, Cost $1,605,887) * @ f	1,600,000	1,608,000
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $1,993,620) * f	2,000,000	2,160,062
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 11/13/2013, Cost $4,995,550) * f	5,000,000	5,074,050
2.375%, 03/25/2019 (Acquired 03/18/2014, Cost $1,498,875) * f	1,500,000	1,513,050
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,428,323) * f	4,463,000	4,364,564
Springleaf Finance Corp,
6.900%, 12/15/2017	400,000	444,000
Standard Chartered PLC,
5.700%, 03/26/2044 (Acquired 03/21/2014, Cost $5,988,000) * @ f	6,000,000	6,288,972
Sumitomo Mitsui Banking Corporation,
3.950%, 07/19/2023 f	1,850,000	1,940,983
SunTrust Bank,
7.250%, 03/15/2018	1,874,000	2,218,975
SUSA Partnership, L.P.,
8.200%, 06/01/2017	921,000	1,081,108
Swedbank AB:
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $1,782,305) * f	1,785,000	1,817,969
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $7,287,663) * f	7,300,000	7,383,176
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 03/23/2006, Cost $889,044) *	893,000	958,396
TD Ameritrade Holding Corporation,
5.600%, 12/01/2019	2,945,000	3,431,337
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
4.100%, 09/09/2023 (Acquired 09/03/2013 through 03/26/2014, Cost $2,942,175) * f	2,911,000	3,104,555
3.750%, 03/10/2024 (Acquired 03/04/2014, Cost $2,594,410) * f	2,600,000	2,691,424
The Bear Stearns Companies LLC,
5.300%, 10/30/2015	2,276,000	2,412,558
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	893,000	1,016,641
6.150%, 04/01/2018	5,634,000	6,461,184
7.500%, 02/15/2019	1,964,000	2,396,779
3.850%, 07/08/2024	3,000,000	2,996,040
The Guardian Life Insurance Company of America,
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $1,993,300) *	2,000,000	2,010,574
The Hartford Financial Services Group, Inc.:
4.000%, 10/15/2017	4,463,000	4,815,863
8.125%, 06/15/2038	1,964,000	2,322,430
The Royal Bank of Scotland PLC,
6.125%, 01/11/2021 f	2,812,000	3,307,896
UBS AG,
5.750%, 04/25/2018 f	2,678,000	3,070,437
WEA Finance LLC / WT Finance Aust Pty Ltd,
6.750%, 09/02/2019 (Acquired 11/06/2013 through 04/03/2014, Cost $5,950,862) *	5,000,000	6,231,710
WellPoint, Inc.,
5.100%, 01/15/2044	1,584,000	1,724,814
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	3,789,000	4,341,069
Westpac Banking Corporation,
1.600%, 01/12/2018 f	7,079,000	7,087,452
Willis North America, Inc.:
5.625%, 07/15/2015	669,000	700,993
7.000%, 09/29/2019	4,463,000	5,237,665
		436,982,406	19.4%
Total Corporate Bonds		842,166,019	37.5%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.500%, 07/01/2014	22	22
6.000%, 06/01/2020	162,343	172,675
5.500%, 11/01/2022	100,844	112,435
5.000%, 06/01/2023	101,769	112,623
5.500%, 07/01/2023	114,454	127,615
3.500%, 11/01/2025	8,380,241	8,883,063
2.500%, 04/01/2028	5,573,128	5,662,908
6.500%, 06/01/2029	329,038	370,771
5.500%, 01/01/2036	659,533	737,373
5.000%, 03/01/2036	15,377,651	17,065,366
6.000%, 12/01/2036	492,054	553,843
5.000%, 03/01/2038	4,910,187	5,433,857
5.500%, 05/01/2038	2,202,679	2,455,237
4.500%, 11/01/2039	3,700,694	4,006,870
4.500%, 11/01/2039	11,404,586	12,348,858
4.500%, 08/01/2040	2,168,144	2,348,675
4.500%, 09/01/2040	9,091,055	9,847,946
4.500%, 03/01/2041	6,671,024	7,224,686
3.500%, 06/01/2042	10,080,172	10,374,658
3.500%, 07/01/2042	26,203,332	26,968,846
3.000%, 08/01/2042	30,764,951	30,385,219
3.000%, 10/01/2042	11,258,296	11,119,171
3.000%, 02/01/2043	6,226,672	6,149,649
3.000%, 06/01/2043	30,154,134	29,780,877
3.000%, 08/01/2043	9,613,077	9,494,084
4.000%, 03/01/2044	19,237,040	20,407,105
Federal Home Loan Mortgage Corporation (FHLMC):
Series 206, Class E, 0.000%, 07/15/2019	36,285	36,116
Series 141, Class D, 5.000%, 05/15/2021	20,861	21,968
Series 1074, Class I, 6.750%, 05/15/2021	19,801	21,395
Series 1081, Class K, 7.000%, 05/15/2021	116,428	129,537
Series 163, Class F, 6.000%, 07/15/2021	18,755	20,437
Series 188, Class H, 7.000%, 09/15/2021	43,015	47,440
Series 1286, Class A, 6.000%, 05/15/2022	14,912	16,059
Federal National Mortgage Association (FNMA):
Series 1989-37, Class G, 8.000%, 07/25/2019	120,449	131,940
5.000%, 12/01/2019	387,156	410,892
Series 1989-94, Class G, 7.500%, 12/25/2019	34,883	38,230
Series 1990-58, Class J, 7.000%, 05/25/2020	4,690	5,160
Series 1990-76, Class G, 7.000%, 07/25/2020	37,483	41,292
Series 1990-105, Class J, 6.500%, 09/25/2020	21,794	23,511
Series 1990-108, Class G, 7.000%, 09/25/2020	7,459	8,249
Series 1991-1, Class G, 7.000%, 01/25/2021	9,599	10,643
Series 1991-86, Class Z, 6.500%, 07/25/2021	16,437	17,907
5.000%, 11/01/2021	3,285,376	3,496,955
5.500%, 01/01/2023	5,010,996	5,606,235
Series 1993-58, Class H, 5.500%, 04/25/2023	211,378	229,154
5.500%, 07/01/2023	403,544	451,480
5.000%, 11/01/2023	972,541	1,080,689
6.000%, 03/01/2026	391,483	443,593
6.000%, 05/01/2026	836,475	947,549
3.000%, 04/01/2027	12,519,126	13,020,396
2.500%, 12/01/2027	13,361,835	13,591,796
5.000%, 05/01/2028	616,982	685,592
Series 1998-66, Class C, 6.000%, 12/25/2028	130,929	141,837
4.500%, 08/01/2029	4,555,825	4,961,913
4.500%, 09/01/2029	4,994,492	5,443,026
6.000%, 03/01/2033	118,520	134,589
5.000%, 11/01/2033	125,272	139,702
5.500%, 04/01/2034	2,492,507	2,802,004
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	324,473	328,583
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	1,322,593	1,371,976
5.500%, 09/01/2034	476,478	535,683
6.000%, 11/01/2034	124,598	141,212
5.500%, 02/01/2035	1,681,510	1,889,633
5.000%, 07/01/2035	14,201,225	15,811,463
5.000%, 10/01/2035	7,599,089	8,455,730
5.000%, 11/01/2035	3,022,215	3,360,736
5.500%, 11/01/2036	771,119	864,280
5.500%, 04/01/2037	3,765,873	4,232,978
6.000%, 08/01/2037	150,273	164,744
4.500%, 11/01/2039	686,995	744,471
4.000%, 08/01/2040	4,367,841	4,641,994
3.500%, 12/01/2040	2,161,020	2,227,978
3.500%, 02/01/2041	32,107,114	33,101,937
4.000%, 02/01/2041	22,535,308	23,949,766
4.000%, 09/01/2041	6,967,599	7,406,287
4.000%, 12/01/2041	22,489,238	23,919,474
3.000%, 05/01/2042	9,064,573	8,965,304
3.000%, 05/01/2043	10,553,323	10,437,750
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	105,032	121,472
5.000%, 07/20/2040	6,251,868	6,947,459
4.500%, 01/20/2041	18,840,763	20,643,160
4.000%, 06/20/2042	16,864,661	18,078,612
3.500%, 09/20/2042	10,992,458	11,471,899
		486,116,299	21.6%
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	107,993	111,119
Series 2003-5, Class 2A1, 5.000%, 07/25/2018	1,334,149	1,369,683
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	201,219	203,428
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	150,524	153,118
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	2,816,702	2,908,814
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	150,269	155,033
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	234,939	244,296
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	1,146,413	1,177,176
Series 2005-10, Class 5A1, 5.250%, 11/25/2020 §	623,769	637,661
Series 2007-1, Class 1A1, 5.829%, 04/25/2022	1,098,231	1,117,389
Series 2003-11, Class 2A1, 6.000%, 01/25/2034	625,479	651,721
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	187,807	176,594
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	412,363	375,169
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	239,993	217,858
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	903,671	767,189
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	1,150,503	1,158,410
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 2.639%, 09/25/2036 §	3,167,171	2,821,946
Citigroup Mortgage Loan Trust. Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	355,474	350,484
Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	391,402	389,244
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	1,656,674	1,505,229
Series 2006-J5, Class 3A1, 5.268%, 07/25/2021	320,097	314,369
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022	431,993	455,481
Series 2002-11, Class A4, 6.250%, 10/25/2032	57,507	58,777
Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	6,231,233	6,678,960
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,166,730	953,937
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	584,029	499,653
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	237,623	242,891
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	368,743	365,951
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	1,285,473	1,135,916
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 2.523%, 03/25/2036 §	583,678	466,080
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 5.240%, 07/25/2035	3,933,433	4,011,980
Series 2006-A7, Class 2A2, 2.626%, 01/25/2037	348,489	311,480
Series 2006-A7, Class 2A4R, 2.626%, 01/25/2037	1,488,901	1,340,331
Series 2007-A2, Class 2A3, 2.575%, 04/25/2037	3,834,914	3,316,916
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	4,458,721	4,653,634
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	560,105	570,516
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	35,040	36,060
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	454,336	465,099
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	492,516	525,141
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	230,582	234,346
RFMSI Series Trust,
Series 2003-S11, Class A2, 4.000%, 06/25/2018	20,869	21,039
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	392,031	423,052
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	438,548	462,747
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	574,266	590,784
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	1,079,745	1,115,506
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	85,622	89,475
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	336,536	352,030
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	254,484	264,611
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	13,198,274	14,127,565
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	7,527,108	8,196,832
		68,772,720	3.1%
Asset Backed Securities
AMRESCO Residential Securities Corp Mortgage Loan Trust,
Series 1997-3, Class A9, 6.960%, 03/25/2027	2	2
Bayview Financial Mortgage Pass-Through Trust:
Series 2006-A, Class 1A2, 5.483%, 02/28/2041	480,692	489,607
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	2,231,398	1,863,548
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	4,166,000	5,209,604
Conseco Financial Corp.:
Series 1993-3, Class A7, 6.400%, 10/15/2018	75,881	77,802
Series 1993-4, Class A5, 7.050%, 01/15/2019	37,208	38,349
Series 1997-1, Class A5, 6.860%, 03/15/2028	5,022	5,076
Series 1998-2, Class A5, 6.240%, 12/01/2028	736,552	756,430
Series 1997-6, Class A8, 7.070%, 01/15/2029	15,189	15,570
Series 1998-3, Class A5, 6.220%, 03/01/2030	742,760	788,986
Series 1998-4, Class A5, 6.180%, 04/01/2030	436,598	448,417
Contimortgage Home Equity Loan Trust,
Series 1997-2, Class A9, 7.090%, 04/15/2028	28	28
Countrywide Asset-Backed Certificates:
Series 2004-13, Class AF4, 4.583%, 01/25/2033	1,853,765	1,881,401
Series 2004-S1, Class A3, 5.115%, 02/25/2035	1,256,720	1,282,716
Series 2004-15, Class AF6, 4.613%, 04/25/2035	2,090,487	2,030,912
Series 2005-1, Class AF6, 5.030%, 07/25/2035	3,400,720	3,465,698
Series 2005-11, Class AF3, 4.778%, 02/25/2036	7,165,575	7,215,046
Series 2005-10, Class AF6, 4.915%, 02/25/2036	2,127,628	2,115,720
Series 2005-13, Class AF3, 5.046%, 04/25/2036	3,258,629	2,789,638
Series 2005-17, Class 1AF5, 5.084%, 05/25/2036 §	963,476	1,022,310
Series 2005-17, Class 1AF2, 5.084%, 05/25/2036 §	375,471	425,923
Series 2006-10, Class 1AF3, 5.020%, 09/25/2046 §	1,325,227	844,265
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.296%, 12/25/2035	299,678	281,965
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036	821,654	789,593
Deutsche Mortgage Securities Inc Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%, 04/25/2034	56,921	58,320
GE Capital Mortgage Services Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	3,236	3,220
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028	114	114
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.952%, 06/25/2034	4,027,834	3,892,829
Imc Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	7,938	7,926
Impac CMB Trust,
Series 2004-4, Class 2A2, 4.658%, 09/25/2034	156,819	158,965
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-CH1, Class A1, 0.280%, 07/25/2036	10,297,107	9,895,139
Series 2007-CH1, Class AV4, 0.280%, 11/25/2036	2,742,176	2,725,306
MortgageIT Trust,
Series 2005-2, Class 1A1, 0.412%, 05/25/2035	5,044,257	4,836,954
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.320%, 09/25/2036	8,298,614	8,270,242
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	42,650	44,458
Pemex Finance Ltd.,
10.610%, 08/15/2017 f	2,175,875	2,452,012
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	68,188	68,160
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	520,604	522,366
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	214,169	210,261
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	688,199	687,692
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	39,945	38,468
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034	79,448	80,348
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,613,255	1,483,004
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.477%, 10/25/2035 (Acquired 03/13/2014, Cost $3,428,060) *	3,470,355	3,421,197
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.822%, 10/25/2035	4,248,675	4,128,654
		76,824,241	3.4%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	9,543,271	9,882,009
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.401%, 07/15/2044	11,539,480	11,998,613
COMM Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	12,579,159	13,006,259
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,813,462	8,035,310
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	14,880,536	15,038,671
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	14,236,850	14,652,324
FHLMC Multifamily Structured Pass Through Certificates,
Series K-003, Class A4, 5.053%, 01/25/2019	12,525,000	14,210,577
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A4, 5.489%, 11/10/2045	9,751,208	10,211,026
GS Mortgage Securities Corp II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	20,412,320	19,981,722
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	10,399,264	10,703,391
J.P. Morgan Chase Commercial Mortgage Trust,
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	9,452,913	9,328,106
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4, 2.858%, 11/15/2045	17,180,945	16,897,391
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.455%, 12/15/2044	9,010,591	9,449,155
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	10,964,220	11,349,053
		174,743,607	7.8%
Total Long-Term Investments (Cost $2,093,205,347)		2,157,061,317	96.0%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «	53,651,768	53,651,768
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	43,000,000	43,000,000
Total Short-Term Investments (Cost $96,651,768)		96,651,768	4.3%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «	230,827,698	230,827,698
Total Investment Companies (Cost $230,827,698)		230,827,698	10.2%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $230,827,698)		230,827,698	10.2%
Total Investments (Cost $2,420,684,813)		2,484,540,783	110.5%
Liabilities in Excess of Other Assets		(236,953,378)	(10.5)%
TOTAL NET ASSETS		$2,247,587,405	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
@	This security or portion of this security is out on loan at June 30, 2014.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019 @	$238,400,000	$234,824,000
5.250%, 11/15/2028 @	58,975,000	75,543,319
4.375%, 02/15/2038 @	21,475,000	25,639,131
3.500%, 02/15/2039 @	122,475,000	127,795,069
		463,801,519	13.6%
Taxable Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	629,387
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,636,963
7.155%, 03/01/2027	1,700,000	1,899,682
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,635,435
California State,
5.500%, 03/01/2016	2,000,000	2,157,200
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,584,525
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,410,400
County of Contra Costa CA,
5.140%, 06/01/2017	1,300,000	1,395,940
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,041,350
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	875,000	732,996
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 06/01/2015)	2,810,000	2,794,798
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	2,045,000	2,084,714
3.750%, 07/01/2034 (Callable 07/01/2023)	8,400,000	8,729,112
New Jersey Economic Development Authority,
1.802%, 06/15/2017	15,000,000	15,111,150
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	7,000,000	7,066,640
2.812%, 07/01/2035 (Callable 01/01/2024)	9,430,000	9,543,537
North East Independent School District Texas,
5.240%, 08/01/2027	3,000,000	3,505,470
Port of Oakland,
5.000%, 11/01/2020 (Callable 11/01/2017)	2,900,000	3,137,742
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	1,825,000	2,061,794
State of Illinois:
4.421%, 01/01/2015	1,600,000	1,630,224
4.961%, 03/01/2016	2,000,000	2,127,460
5.163%, 02/01/2018	3,000,000	3,271,740
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,234,503
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,414,800
Town of Davie FL Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,164,090
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	4,692,125
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,249,807
		86,943,584	2.6%
Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,403,250) * f	3,000,000	3,330,000
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * @ f	4,000,000	4,103,520
CNOOC Curtis Funding No.1 Pty Ltd,
4.500%, 10/03/2023 (Acquired 02/26/2014, Cost $5,040,707) * f	5,000,000	5,245,370
CNOOC Finance 2013 Ltd,
3.000%, 05/09/2023 f	1,000,000	944,217
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	2,000,000	2,050,668
CNPC General Capital Ltd,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	1,999,548
CNPC HK Overseas Capital Ltd,
5.950%, 04/28/2041 (Acquired 04/20/2011, Cost $978,120) * f	1,000,000	1,176,226
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,200,000	5,525,000
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	4,195,623
Eksportfinans ASA,
2.000%, 09/15/2015 f	10,000,000	9,990,000
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	490,000	597,472
Korea Expressway Corporation,
1.625%, 04/28/2017 (Acquired 04/22/2014, Cost $2,643,057) * f	2,650,000	2,647,239
Korea Hydro & Nuclear Power Co., Ltd.,
3.125%, 09/16/2015 (Acquired 09/09/2010, Cost $493,770) * f	500,000	512,649
Nexen Energy ULC,
7.500%, 07/30/2039 f	6,175,000	8,356,522
Petrobras Global Finance B.V.,
3.000%, 01/15/2019 @ f	3,000,000	2,944,950
Petrobras International Finance Company:
3.875%, 01/27/2016 f	5,800,000	5,980,090
7.875%, 03/15/2019 f	5,000,000	5,829,200
5.375%, 01/27/2021 f	3,200,000	3,335,136
Petroleos Mexicanos:
4.875%, 03/15/2015 f	4,809,000	4,943,652
4.875%, 01/24/2022 f	2,500,000	2,704,500
6.500%, 06/02/2041 f	4,000,000	4,650,000
Portigon AG,
4.796%, 07/15/2015 f	1,885,000	1,966,076
PTT Public Company Limited,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * f	5,000,000	4,756,075
Sinopec Group Overseas Development (2014) Limited,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,552,903
State Bank of India,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,000,000	7,287,756
The Export-Import Bank of Korea:
5.875%, 01/14/2015 f	3,500,000	3,595,694
4.000%, 01/29/2021 f	2,400,000	2,549,990
The Korea Development Bank,
3.000%, 09/14/2022 @ f	4,400,000	4,368,945
		107,139,021	3.1%
Corporate Bonds
Industrials
AbbVie Inc.,
1.750%, 11/06/2017	7,450,000	7,490,632
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	792,866
ADT Corp.:
2.250%, 07/15/2017	2,810,000	2,774,875
3.500%, 07/15/2022	1,200,000	1,092,000
Altera Corporation,
4.100%, 11/15/2023	3,000,000	3,102,324
Ameritech Capital Funding Corporation,
6.450%, 01/15/2018	3,000,000	3,408,468
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,225,000	2,464,315
6.375%, 09/15/2017	968,000	1,114,497
8.700%, 03/15/2019	3,700,000	4,766,843
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 09/20/2011 through 07/11/2012, Cost $6,765,748) * f	5,500,000	7,080,111
ArcelorMittal S.A.:
5.000%, 02/25/2017 f	5,000,000	5,287,500
6.750%, 02/25/2022 @ f	2,000,000	2,240,000
AT&T Inc.,
5.550%, 08/15/2041	1,000,000	1,121,252
Atlas Air, Inc. Pass Through Trust,
Series 00-1, 8.707%, 01/02/2019 @	173,992	183,561
Beam Suntory Inc.,
3.250%, 05/15/2022	2,000,000	1,977,212
Bemis Company, Inc.,
4.500%, 10/15/2021	1,000,000	1,065,326
BP Capital Markets:
0.864%, 09/26/2018 f	5,000,000	5,046,055
4.750%, 03/10/2019 f	1,500,000	1,682,304
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,992,632
Bunge Limited Finance Corp.:
5.100%, 07/15/2015	2,527,000	2,632,060
8.500%, 06/15/2019	9,490,000	11,925,352
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	2,424,000	2,689,833
CareFusion Corporation,
3.875%, 05/15/2024	3,000,000	3,031,029
CenturyLink, Inc.,
Series R, 5.150%, 06/15/2017	2,000,000	2,160,000
CF Industries, Inc.:
3.450%, 06/01/2023	2,000,000	1,982,376
5.375%, 03/15/2044	5,000,000	5,361,215
Chesapeake Energy Corporation,
6.500%, 08/15/2017 @	3,544,000	3,969,280
Cliffs Natural Resources Inc.,
3.950%, 01/15/2018 @	11,579,000	11,733,336
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,950,599
Comcast Corporation:
4.250%, 01/15/2033	5,900,000	6,060,686
4.650%, 07/15/2042	2,000,000	2,073,578
Computer Sciences Corporation,
4.450%, 09/15/2022	2,000,000	2,097,080
ConocoPhillips Canada Funding Company I,
5.950%, 10/15/2036 f	845,000	1,070,476
Continental Airlines, Inc. Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	32,273	34,532
Cox Communications, Inc.:
2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $5,226,900) *	5,250,000	4,983,620
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	4,862,440
CSX Corporation,
6.220%, 04/30/2040	175,000	219,750
D.R. Horton, Inc.,
4.750%, 05/15/2017	1,000,000	1,060,000
Daimler Finance North America LLC,
1.875%, 01/11/2018 (Acquired 01/07/2013, Cost $2,116,139) *	2,125,000	2,144,244
Danone,
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,449,716
Deutsche Telekom International Finance B.V.:
6.750%, 08/20/2018 f	1,250,000	1,482,216
8.750%, 06/15/2030 f	825,000	1,206,558
Devon Financing Corporation, L.L.C.,
7.875%, 09/30/2031	5,000,000	7,023,615
DISH DBS Corporation,
5.000%, 03/15/2023	2,500,000	2,546,875
Dollar General Corporation,
1.875%, 04/15/2018	2,100,000	2,082,511
Eaton Corporation:
2.750%, 11/02/2022	2,500,000	2,420,735
4.000%, 11/02/2032	3,660,000	3,662,331
Ecolab Inc.,
1.450%, 12/08/2017	5,200,000	5,206,656
Encana Corporation,
6.500%, 05/15/2019 f	500,000	595,193
Express Scripts Holding Company:
3.500%, 11/15/2016	5,000,000	5,308,945
7.250%, 06/15/2019	4,600,000	5,638,385
4.750%, 11/15/2021	4,700,000	5,201,871
Fidelity National Information Services, Inc.:
7.875%, 07/15/2020	11,884,000	12,585,869
3.500%, 04/15/2023	4,100,000	4,033,986
3.875%, 06/05/2024	7,000,000	7,033,173
Fiserv, Inc.:
3.125%, 06/15/2016	2,475,000	2,571,097
4.625%, 10/01/2020	3,000,000	3,270,417
3.500%, 10/01/2022	6,650,000	6,688,729
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	6,000,000	5,716,140
4.375%, 05/10/2043 f	4,000,000	3,719,080
Ford Motor Credit Company LLC:
3.875%, 01/15/2015	2,000,000	2,035,830
2.500%, 01/15/2016	2,000,000	2,050,736
4.207%, 04/15/2016	2,680,000	2,828,483
3.000%, 06/12/2017	3,000,000	3,129,750
Freeport-McMoRan Copper & Gold Inc.:
3.100%, 03/15/2020	3,800,000	3,837,571
3.550%, 03/01/2022 @	5,000,000	4,951,500
Georgia-Pacific LLC,
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $994,130) *	1,000,000	1,154,245
Glencore Canada Corporation,
5.375%, 06/01/2015 f	2,000,000	2,080,340
Glencore Finance (Canada) Limited:
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	2,157,688
4.250%, 10/25/2022 (Acquired 10/18/2012 through 05/22/2013, Cost $7,126,972) * f	7,000,000	7,089,712
Glencore Funding LLC,
4.125%, 05/30/2023 (Acquired 05/22/2013 through 04/03/2014, Cost $12,189,608) * @	12,300,000	12,353,394
Grupo Bimbo, S.A.B. de C.V.,
3.875%, 06/27/2024 (Acquired 06/27/2014, Cost $7,011,480) * f	7,000,000	6,986,140
GTE Corporation,
8.750%, 11/01/2021	975,000	1,292,213
H. J. Heinz Finance Company,
6.750%, 03/15/2032	10,000,000	10,775,000
Hanson Limited,
6.125%, 08/15/2016 f	8,877,000	9,675,930
Hewlett-Packard Company,
4.650%, 12/09/2021 @	4,000,000	4,364,048
Hospira, Inc.,
6.050%, 03/30/2017	5,000,000	5,516,075
Hutchison Whampoa International (09/16) Limited,
4.625%, 09/11/2015 (Acquired 08/19/2010 through 12/28/2011, Cost $3,622,479) * f	3,563,000	3,723,007
Hutchison Whampoa International (11) Limited,
3.500%, 01/13/2017 (Acquired 01/10/2012, Cost $1,990,380) * f	2,000,000	2,102,900
Hutchison Whampoa International (12) (II) Limited,
3.250%, 11/08/2022 (Acquired 11/05/2012, Cost $3,581,424) * f	3,600,000	3,534,192
Hyundai Capital Services, Inc.:
4.375%, 07/27/2016 (Acquired 04/05/2013, Cost $1,159,275) * f	1,100,000	1,169,432
1.031%, 03/18/2017 (Acquired 03/11/2014, Cost $2,400,000) * f	2,400,000	2,407,032
3.500%, 09/13/2017 (Acquired 03/06/2012 through 04/24/2013, Cost $5,286,226) * f	5,140,000	5,407,588
Ingredion Incorporated,
1.800%, 09/25/2017	5,650,000	5,654,362
Johnson Controls, Inc.,
5.250%, 12/01/2041	1,150,000	1,270,398
Kinross Gold Corporation,
6.875%, 09/01/2041 f	5,500,000	5,646,113
Kraft Foods Group Inc,
5.000%, 06/04/2042	1,000,000	1,069,097
Lafarge S.A.:
6.200%, 07/09/2015 (Acquired 10/01/2013, Cost $519,371) * f	500,000	523,750
6.500%, 07/15/2016 f	3,993,000	4,372,335
7.125%, 07/15/2036 f	1,225,000	1,421,000
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	544,179
6.250%, 05/01/2037	450,000	482,557
Masco Corporation:
6.125%, 10/03/2016	2,150,000	2,367,688
7.125%, 03/15/2020	1,000,000	1,176,720
Murphy Oil Corporation,
4.000%, 06/01/2022	12,600,000	12,752,851
Mylan Inc.:
6.000%, 11/15/2018 (Acquired 02/06/2013, Cost $4,183,046) *	4,000,000	4,183,756
7.875%, 07/15/2020 (Acquired 07/16/2013, Cost $5,501,415) *	5,000,000	5,534,295
4.200%, 11/29/2023	4,525,000	4,670,601
Nabors Industries, Inc.,
6.150%, 02/15/2018	250,000	284,826
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	2,655,000	2,657,862
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	3,050,000	4,544,021
Northern Tier Energy LLC / Northern Tier Finance Corp,
7.125%, 11/15/2020	250,000	270,938
Oi S.A.,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * f	3,000,000	2,994,000
Oracle Corporation,
3.400%, 07/08/2024	8,850,000	8,829,911
Orange,
2.750%, 09/14/2016 f	1,050,000	1,089,307
Pactiv LLC,
7.950%, 12/15/2025	475,000	508,250
PCCW-HKT Capital No. 3 Limited,
5.250%, 07/20/2015 (Acquired 09/29/2008 through 12/20/2010, Cost $778,630) * f	775,000	807,559
Pearson Funding Two plc,
4.000%, 05/17/2016 (Acquired 07/17/2012, Cost $9,051,092) * f	8,700,000	9,154,471
Pentair Finance S.A.,
2.650%, 12/01/2019 f	5,000,000	5,010,060
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013, Cost $8,966,430) * f	9,000,000	9,342,513
Petrohawk Energy Corporation,
7.250%, 08/15/2018	8,510,000	8,892,950
Plains Exploration & Production Company:
6.500%, 11/15/2020	6,800,000	7,590,500
6.750%, 02/01/2022	1,000,000	1,136,250
Plum Creek Timberlands, L.P.:
5.875%, 11/15/2015	1,200,000	1,274,012
4.700%, 03/15/2021	1,200,000	1,304,252
3.250%, 03/15/2023	8,375,000	8,002,581
POSCO,
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,300,206
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	226,000
R.R. Donnelley & Sons Company:
8.600%, 08/15/2016	1,250,000	1,434,375
6.125%, 01/15/2017	76,000	83,030
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	2,087,946
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,515,456) *	3,500,000	3,779,157
Republic Services, Inc.,
3.550%, 06/01/2022	4,000,000	4,135,008
Rio Tinto Finance (USA) Limited,
9.000%, 05/01/2019 f	11,000,000	14,421,550
Samarco Mineracao S.A.,
5.750%, 10/24/2023 (Acquired 10/21/2013, Cost $2,447,255) * f	2,475,000	2,598,008
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	4,918,550
Seagate HDD Cayman,
6.875%, 05/01/2020 f	5,000,000	5,406,250
Sealed Air Corporation,
8.375%, 09/15/2021 (Acquired 09/16/2011 through 09/19/2011, Cost $2,288,360) * @	2,250,000	2,576,250
SK Telecom Co., Ltd,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/30/2013, Cost $997,860) * f	960,000	1,207,116
Sonoco Products Company,
4.375%, 11/01/2021	1,000,000	1,053,405
Sprint Capital Corporation:
6.900%, 05/01/2019	675,000	744,188
8.750%, 03/15/2032	300,000	346,500
Sprint Communications, Inc.,
6.000%, 12/01/2016	200,000	217,750
Telecom Italia Capital:
5.250%, 10/01/2015 f	4,100,000	4,284,500
7.200%, 07/18/2036 f	2,500,000	2,768,750
Telecom Italia S.p.A.,
5.303%, 05/30/2024 (Acquired 05/22/2014, Cost $5,000,000) * @ f	5,000,000	5,018,750
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	3,950,000	4,348,524
6.221%, 07/03/2017 f	8,942,000	10,119,089
5.462%, 02/16/2021 f	1,000,000	1,135,469
4.570%, 04/27/2023 @ f	1,000,000	1,062,110
7.045%, 06/20/2036 f	200,000	255,098
The Dow Chemical Company,
4.125%, 11/15/2021 @	835,000	896,126
Time Warner Cable Inc.,
8.750%, 02/14/2019	1,132,000	1,451,759
Time Warner Companies, Inc.,
7.250%, 10/15/2017	2,300,000	2,690,499
Time Warner Inc.:
7.625%, 04/15/2031	3,050,000	4,190,724
7.700%, 05/01/2032	408,000	566,567
Transocean Inc.:
6.375%, 12/15/2021 f	5,500,000	6,362,626
3.800%, 10/15/2022 @ f	5,000,000	4,948,615
6.800%, 03/15/2038 @ f	878,000	1,001,401
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $2,997,990) * f	3,000,000	2,956,317
Tyco Electronics Group S.A.:
6.550%, 10/01/2017 f	5,243,000	6,067,126
7.125%, 10/01/2037 f	500,000	656,672
U.S. Airways Pass Through Trust,
Series 981B, 7.350%, 01/30/2018	328,109	352,307
United AirLines, Inc. Pass Through Trust,
Series 91A2, 10.020%, 03/22/2014 § † **	62,924	18,248
Vale Overseas Limited:
6.250%, 01/23/2017 f	3,850,000	4,308,150
4.375%, 01/11/2022 @ f	2,700,000	2,772,090
8.250%, 01/17/2034 f	425,000	529,344
6.875%, 11/10/2039 f	5,625,000	6,246,833
Verizon Communications Inc.:
5.150%, 09/15/2023	10,000,000	11,190,930
6.400%, 09/15/2033	5,725,000	7,012,770
Vodafone Group Public Limited Company,
6.150%, 02/27/2037 f	500,000	594,131
Vulcan Materials Company:
7.000%, 06/15/2018	1,900,000	2,187,375
7.150%, 11/30/2037	500,000	520,000
Walgreen Co.,
5.250%, 01/15/2019	10,000,000	11,346,950
Weatherford International LTD.,
6.750%, 09/15/2040 f	1,250,000	1,533,719
Westvaco Corporation:
9.750%, 06/15/2020	930,000	1,213,065
8.200%, 01/15/2030	1,540,000	2,022,350
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	4,270,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (Acquired 05/15/2013, Cost $4,000,000) *	4,000,000	3,870,000
Yara International ASA,
7.875%, 06/11/2019 (Acquired 12/03/2012 through 10/31/2013, Cost $7,232,038) * f	5,880,000	7,199,496
		620,658,897	18.1%

Utility
Access Midstream Partners LP / ACMP Finance Corp,
6.125%, 07/15/2022	300,000	331,500
Appalachian Power Company,
Series P, 6.700%, 08/15/2037	1,150,000	1,509,238
Arizona Public Service Company,
8.750%, 03/01/2019	1,150,000	1,482,704
CMS Energy Corporation:
4.250%, 09/30/2015	3,000,000	3,125,031
5.050%, 03/15/2022 @	1,000,000	1,136,581
Constellation Energy Group, Inc.,
4.550%, 06/15/2015	750,000	777,577
DCP Midstream, LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 12/12/2012, Cost $11,204,382) *	9,155,000	11,804,155
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,250,899) *	2,245,000	2,369,187
Dominion Resources, Inc.,
Series B, 5.950%, 06/15/2035	1,880,000	2,273,292
El Paso Pipeline Partners Operating Company, L.L.C.,
7.500%, 11/15/2040	2,500,000	3,220,842
ENEL Finance International N.V.,
6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	500,000	610,148
Energy Transfer Partners, L.P.:
9.700%, 03/15/2019	1,189,000	1,558,509
5.200%, 02/01/2022	1,000,000	1,106,608
3.600%, 02/01/2023 @	5,000,000	4,953,995
Enogex LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 05/10/2013, Cost $3,591,350) *	3,190,000	3,513,303
Enterprise Products Operating LLC,
3.350%, 03/15/2023 @	10,000,000	10,017,480
Exelon Corporation,
4.900%, 06/15/2015	500,000	519,769
Exelon Generation Company, LLC:
6.200%, 10/01/2017	4,350,000	4,956,107
5.600%, 06/15/2042	6,100,000	6,609,247
Florida Gas Transmission Company, LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) *	3,000,000	3,064,635
Gulf South Pipeline Company, LP,
4.000%, 06/15/2022	3,000,000	3,026,607
IPALCO Enterprises, Inc.,
5.000%, 05/01/2018	1,000,000	1,067,500
KeySpan Corporation,
8.000%, 11/15/2030	1,875,000	2,573,291
Kinder Morgan Energy Partners, L.P.:
9.000%, 02/01/2019	1,658,000	2,124,982
6.850%, 02/15/2020	4,645,000	5,574,000
6.500%, 02/01/2037	400,000	469,800
6.950%, 01/15/2038	350,000	431,505
Kinder Morgan Finance Company LLC:
5.700%, 01/05/2016 f	1,886,000	1,980,300
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,092,500
Mega Advance Investments Ltd,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,814,054) * f	2,800,000	3,007,004
National Grid PLC,
6.300%, 08/01/2016 f	4,790,000	5,304,628
National Rural Utilities Cooperative Finance Corporation,
10.375%, 11/01/2018	6,673,000	8,989,959
NextEra Energy Capital Holdings, Inc.,
Series D, 7.300%, 09/01/2067	2,600,000	2,866,500
NuStar Logistics, L.P.:
4.800%, 09/01/2020	4,275,000	4,339,125
6.750%, 02/01/2021	3,000,000	3,330,000
ONEOK Partners, L.P.:
3.375%, 10/01/2022	3,000,000	2,980,458
5.000%, 09/15/2023	5,800,000	6,404,058
ONEOK, Inc.,
4.250%, 02/01/2022	6,150,000	6,151,396
PPL Energy Supply, LLC:
Series A, 5.700%, 10/15/2015	1,600,000	1,682,184
6.200%, 05/15/2016	2,025,000	2,176,073
PSEG Power LLC,
5.320%, 09/15/2016	3,077,000	3,364,115
Public Service Company of New Mexico,
7.950%, 05/15/2018	6,553,000	7,867,558
RGS I&M Funding Corp,
Series F*, 9.820%, 06/07/2022	166,325	199,238
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 09/15/2011 through 01/08/2013, Cost $2,854,230) *	2,850,000	2,878,500
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,027,056) *	2,000,000	2,160,000
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,700,606) * @	2,695,000	2,775,850
Spectra Energy Capital LLC,
5.668%, 08/15/2014	5,030,000	5,063,505
Sunoco Logistics Partners Operations L.P.:
3.450%, 01/15/2023	2,000,000	1,972,898
6.100%, 02/15/2042	1,000,000	1,153,805
Sunoco, Inc.,
5.750%, 01/15/2017	701,000	772,001
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * f	6,000,000	6,204,960
The Williams Companies, Inc.:
7.875%, 09/01/2021	1,335,000	1,657,452
3.700%, 01/15/2023 @	3,000,000	2,885,811
Series A, 7.500%, 01/15/2031	120,000	141,931
7.750%, 06/15/2031	3,500,000	4,217,420
5.750%, 06/24/2044	2,500,000	2,521,510
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 08/03/2012, Cost $2,885,656) *	2,850,000	2,896,797
Transcontinental Gas Pipe Line Company, LLC,
4.450%, 08/01/2042	2,600,000	2,608,341
Veolia Environnement SA,
6.000%, 06/01/2018 f	1,489,000	1,682,144
Williams Partners L.P.:
5.250%, 03/15/2020	2,000,000	2,256,004
6.300%, 04/15/2040	1,590,000	1,887,610
		187,679,228	5.5%
Finance
Abbey National Treasury Services PLC,
4.000%, 03/13/2024 f	2,700,000	2,786,268
ABN AMRO Bank N.V.:
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $4,995,100) * f	5,000,000	5,364,850
2.500%, 10/30/2018 (Acquired 10/23/2013, Cost $1,996,820) * f	2,000,000	2,029,340
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,129,174) *	2,000,000	2,665,490
Ally Financial Inc.:
6.750%, 12/01/2014	250,000	255,938
8.300%, 02/12/2015	1,065,000	1,109,597
4.625%, 06/26/2015	5,000,000	5,162,500
5.500%, 02/15/2017	7,275,000	7,884,281
8.000%, 12/31/2018	1,176,000	1,396,500
American International Group, Inc.:
3.800%, 03/22/2017	2,500,000	2,671,520
8.250%, 08/15/2018	4,525,000	5,621,901
6.400%, 12/15/2020	3,500,000	4,225,361
4.875%, 06/01/2022	3,625,000	4,036,666
AmSouth Bancorporation,
6.750%, 11/01/2025	710,000	822,006
Aon Corporation,
3.500%, 09/30/2015 f	2,500,000	2,585,790
Arden Realty Limited Partnership,
5.250%, 03/01/2015	1,090,000	1,109,176
Associates Corporation of North America,
6.950%, 11/01/2018	12,038,000	14,376,309
Australia and New Zealand Banking Group Limited,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $8,987,760) * f	9,000,000	9,237,564
Banco Santander (Brasil) S.A.,
4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * f	1,000,000	1,063,750
Bank of America Corporation:
10.200%, 07/15/2015	2,675,000	2,931,131
6.875%, 04/25/2018	800,000	942,505
7.625%, 06/01/2019	6,000,000	7,411,086
3.300%, 01/11/2023	4,450,000	4,386,169
7.750%, 05/14/2038	725,000	995,946
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	2,185,000	1,744,744
Barclays Bank PLC:
6.750%, 05/22/2019 f	9,850,000	11,861,961
3.750%, 05/15/2024 f	1,450,000	1,455,182
Berkshire Hathaway Finance Corporation,
4.400%, 05/15/2042	3,500,000	3,539,431
BNP Paribas:
2.375%, 09/14/2017 f	3,000,000	3,072,003
5.000%, 01/15/2021 f	5,000,000	5,568,530
3.250%, 03/03/2023 @ f	4,000,000	3,950,428
BPCE:
2.500%, 12/10/2018 f	5,500,000	5,575,157
5.700%, 10/22/2023 (Acquired 10/15/2013, Cost $5,990,040) * @ f	6,000,000	6,606,660
4.000%, 04/15/2024 f	6,500,000	6,635,525
Capital One Financial Corporation:
3.150%, 07/15/2016	1,015,000	1,059,196
6.150%, 09/01/2016	4,425,000	4,896,993
2.450%, 04/24/2019	2,000,000	2,018,758
CIT Group Inc.:
4.250%, 08/15/2017	1,000,000	1,043,125
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) *	500,000	541,875
5.000%, 08/01/2023 @	5,000,000	5,118,750
Citigroup Inc.:
4.450%, 01/10/2017	1,800,000	1,938,616
8.500%, 05/22/2019	1,389,000	1,775,407
CNA Financial Corporation:
6.500%, 08/15/2016	1,000,000	1,113,824
7.350%, 11/15/2019	1,175,000	1,449,394
5.875%, 08/15/2020	4,839,000	5,662,569
7.250%, 11/15/2023	5,300,000	6,626,744
Comerica Bank:
5.750%, 11/21/2016	3,200,000	3,550,694
5.200%, 08/22/2017	2,855,000	3,167,026
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,288,143) * f	5,900,000	6,666,587
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, 03/19/2018 @ f	5,250,000	5,266,989
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,100,000	2,291,560
Credit Mutuel-CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * f	5,000,000	5,016,450
Credit Suisse,
5.300%, 08/13/2019 f	6,966,000	7,968,756
Dresdner Bank AG,
7.250%, 09/15/2015 f	10,425,000	11,062,979
First Horizon National Corporation,
5.375%, 12/15/2015	2,420,000	2,560,026
First Tennessee Bank National Association,
5.050%, 01/15/2015	4,672,000	4,775,896
FMR LLC:
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $2,696,598) *	2,700,000	2,912,174
6.500%, 12/14/2040 (Acquired 04/04/2013 through 10/28/2013, Cost $2,283,018) *	1,820,000	2,292,434
General Electric Capital Corporation:
5.500%, 01/08/2020	1,875,000	2,173,515
5.550%, 05/04/2020	4,185,000	4,870,286
4.375%, 09/16/2020	2,925,000	3,230,437
5.300%, 02/11/2021 @	3,000,000	3,411,357
4.650%, 10/17/2021	8,450,000	9,396,738
Genworth Holdings, Inc.,
7.625%, 09/24/2021	1,000,000	1,252,856
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	142,799
HSBC Bank USA, National Association,
6.000%, 08/09/2017	2,720,000	3,064,499
HSBC Finance Corporation,
5.500%, 01/19/2016	1,120,000	1,199,438
Humana Inc.,
7.200%, 06/15/2018	800,000	950,304
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011 through 09/20/2011, Cost $1,600,103) * f	1,600,000	1,681,813
3.750%, 03/07/2017 (Acquired 02/29/2012 through 04/24/2013, Cost $4,986,096) * f	5,000,000	5,318,350
5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) * f	2,500,000	2,822,957
5.800%, 09/25/2023 (Acquired 01/14/2014, Cost $2,951,756) * f	2,800,000	3,154,200
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,455,268
iStar Financial Inc.,
5.850%, 03/15/2017	500,000	532,500
J.P. Morgan Chase & Co.:
4.250%, 10/15/2020	3,100,000	3,362,982
4.350%, 08/15/2021	2,400,000	2,598,811
4.500%, 01/24/2022	4,400,000	4,821,252
3.200%, 01/25/2023	5,350,000	5,311,881
Jefferies Group LLC,
6.450%, 06/08/2027	1,000,000	1,134,700
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 04/11/2013, Cost $12,025,917) *	9,765,000	12,095,134
Kemper Corporation:
6.000%, 11/30/2015	2,500,000	2,669,043
6.000%, 05/15/2017	1,000,000	1,104,929
KeyBank National Association:
7.413%, 05/06/2015	5,100,000	5,388,854
5.450%, 03/03/2016	1,279,000	1,375,544
4.625%, 06/15/2018	2,670,000	2,878,113
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,048,078) * f	10,000,000	10,412,210
2.500%, 05/16/2018 (Acquired 05/07/2013, Cost $4,976,700) * f	5,000,000	5,041,380
Liberty Mutual Group Inc.:
6.500%, 03/15/2035 (Acquired 09/29/2008 through 04/16/2013, Cost $700,311) *	700,000	857,443
10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $751,029) *	900,000	1,374,750
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,081) *	375,000	422,383
Lincoln National Corporation:
8.750%, 07/01/2019	7,801,000	10,114,418
6.050%, 04/20/2067	930,000	940,462
Lloyds Bank plc:
4.200%, 03/28/2017 f	2,000,000	2,163,238
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,402,547) * f	6,350,000	7,371,721
M&I Marshall & Ilsley Bank,
4.850%, 06/16/2015	2,189,000	2,276,054
M&T Capital Trust I,
8.234%, 02/01/2027	500,000	508,819
M&T Capital Trust II,
8.277%, 06/01/2027	2,300,000	2,338,228
Macquarie Bank Limited,
2.000%, 08/15/2016 (Acquired 09/27/2013, Cost $3,515,252) * f	3,500,000	3,563,567
Manufacturers And Traders Trust Company:
6.625%, 12/04/2017	1,120,000	1,303,214
5.585%, 12/28/2020	265,000	276,266
Manulife Financial Corporation,
4.900%, 09/17/2020 f	1,909,000	2,107,332
Marsh & McLennan Companies, Inc.,
4.800%, 07/15/2021	1,000,000	1,110,670
Massachusetts Mutual Life Insurance Company:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $4,202,933) *	3,184,000	4,080,974
8.875%, 06/01/2039 (Acquired 10/03/2012 through 05/19/2014, Cost $5,766,462) *	3,825,000	6,091,592
MBIA Insurance Corporation,
11.486%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) * §	700,000	546,000
METLIFE CAPITAL TRUST IV,
7.875%, 12/15/2037 (Acquired 03/26/2012 through 04/05/2013, Cost $1,048,291) *	900,000	1,118,250
MetLife, Inc.,
7.717%, 02/15/2019	1,157,000	1,439,357
Metropolitan Life Global Funding I,
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,611,572) *	1,500,000	1,588,628
Mizuho Bank, Ltd.,
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,857,304
Morgan Stanley:
6.000%, 04/28/2015	650,000	680,229
5.450%, 01/09/2017	2,000,000	2,203,190
6.625%, 04/01/2018	1,275,000	1,490,441
7.300%, 05/13/2019	4,675,000	5,716,342
5.625%, 09/23/2019	3,100,000	3,565,648
3.750%, 02/25/2023	1,000,000	1,017,279
National Australia Bank Ltd/New York,
2.750%, 03/09/2017 f	6,000,000	6,255,888
National City Bank,
5.800%, 06/07/2017	6,170,000	6,953,386
Nationwide Mutual Insurance Company,
7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $90,719) *	100,000	133,526
Navient Corporation,
5.625%, 08/01/2033	50,000	43,188
New England Mutual Life Insurance Company,
7.875%, 02/15/2024 (Acquired 11/07/2012, Cost $4,249,860) *	3,200,000	4,117,638
Nippon Life Insurance Company,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) * f	2,000,000	2,150,000
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	3,000,000	3,048,960
2.750%, 03/19/2019 f	6,600,000	6,714,167
6.700%, 03/04/2020 f	2,525,000	3,035,603
Nordea Bank AB,
3.125%, 03/20/2017 (Acquired 03/14/2012 through 05/09/2012, Cost $8,028,547) * f	8,000,000	8,427,152
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,000,000	995,271
3.125%, 05/15/2023	3,550,000	3,471,453
Prudential Financial, Inc.,
6.000%, 12/01/2017	2,000,000	2,290,120
Prudential Holdings, LLC,
8.695%, 12/18/2023 (Acquired 11/29/2011 through 05/13/2014, Cost $12,112,521) *	9,658,529	12,189,150
Rabobank Nederland:
3.375%, 01/19/2017 f	2,000,000	2,117,916
3.875%, 02/08/2022 @ f	4,150,000	4,396,124
Raymond James Financial, Inc.,
8.600%, 08/15/2019	1,427,000	1,802,026
Regions Bank,
7.500%, 05/15/2018	14,034,000	16,703,435
Santander Bank, N.A.,
8.750%, 05/30/2018	7,034,000	8,562,383
Santander Financial Issuances Limited,
7.250%, 11/01/2015 f	300,000	320,877
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * f	1,000,000	1,080,031
Simon Property Group LP,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) *	12,000,000	11,917,056
Societe Generale:
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $9,987,490) * f	10,100,000	11,403,355
5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $2,972,790) * f	3,000,000	3,137,508
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,889,720
Springleaf Finance Corp,
6.900%, 12/15/2017	1,000,000	1,110,000
Standard Chartered PLC,
5.700%, 03/26/2044 (Acquired 03/21/2014 through 05/01/2014, Cost $14,105,128) * @ f	14,000,000	14,674,268
Sumitomo Mitsui Banking Corporation,
3.000%, 01/18/2023 f	2,500,000	2,450,755
SunTrust Bank,
7.250%, 03/15/2018	5,682,000	6,727,971
SunTrust Banks, Inc.,
3.500%, 01/20/2017	4,250,000	4,499,815
SUSA Partnership, L.P.,
8.200%, 06/01/2017	1,000,000	1,173,842
Svenska Handelsbanken AB,
2.875%, 04/04/2017 f	2,425,000	2,537,224
Swedbank AB,
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $2,995,470) * f	3,000,000	3,055,410
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 10/12/2010 through 10/16/2012, Cost $3,720,038) *	3,620,000	3,885,100
TD Ameritrade Holding Corporation,
5.600%, 12/01/2019	1,000,000	1,165,140
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * f	6,000,000	6,174,882
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,677,669
The Chubb Corporation,
6.375%, 03/29/2067	1,320,000	1,466,850
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,408,150
6.150%, 04/01/2018	6,500,000	7,454,330
7.500%, 02/15/2019	1,825,000	2,227,150
5.250%, 07/27/2021	1,000,000	1,122,933
5.750%, 01/24/2022	3,100,000	3,587,270
6.750%, 10/01/2037	300,000	360,910
The Guardian Life Insurance Company of America,
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $2,989,950) *	3,000,000	3,015,861
The Hartford Financial Services Group, Inc.:
7.300%, 11/01/2015	465,000	501,277
5.375%, 03/15/2017	2,913,000	3,219,378
4.000%, 10/15/2017	3,000,000	3,237,192
8.125%, 06/15/2038	1,365,000	1,614,112
The Royal Bank of Scotland Group Public Limited Company:
5.050%, 01/08/2015 f	1,528,000	1,556,209
2.550%, 09/18/2015 f	4,225,000	4,312,136
The Royal Bank of Scotland plc,
6.125%, 01/11/2021 f	7,850,000	9,234,348
Torchmark Corporation,
3.800%, 09/15/2022	1,275,000	1,305,483
UnionBanCal Corporation,
3.500%, 06/18/2022	1,150,000	1,185,818
UnitedHealth Group Incorporated,
6.000%, 02/15/2018	1,000,000	1,153,744
WEA Finance LLC / WT Finance Aust Pty Ltd,
6.750%, 09/02/2019 (Acquired 04/02/2014 through 04/03/2014, Cost $8,961,899) *	7,500,000	9,347,565
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	8,322,000	9,534,540
Westpac Banking Corporation:
2.000%, 08/14/2017 f	8,000,000	8,174,152
4.875%, 11/19/2019 f	636,000	716,375
Willis North America, Inc.:
5.625%, 07/15/2015	2,600,000	2,724,337
7.000%, 09/29/2019	7,803,000	9,157,406
		672,739,571	19.7%
Total Corporate Bonds		1,481,077,696	43.3%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
5.000%, 12/01/2020	73,861	79,791
5.000%, 05/01/2021	138,040	149,117
6.000%, 06/01/2021	26,605	28,933
3.000%, 05/01/2027	12,688,731	13,168,226
6.500%, 12/01/2028	38,141	43,542
6.500%, 06/01/2029	16,273	18,337
5.000%, 03/01/2036	11,899,931	13,205,961
5.500%, 04/01/2037	381,543	425,291
5.500%, 04/01/2038	224,941	250,733
5.500%, 05/01/2038	457,947	510,455
4.500%, 11/01/2039	2,168,055	2,347,428
4.500%, 11/01/2039	6,617,827	7,165,767
4.500%, 08/01/2040	9,632,500	10,434,551
4.500%, 08/01/2040	6,891,558	7,465,741
3.500%, 06/01/2042	13,225,452	13,611,825
3.500%, 07/01/2042	46,483,484	47,841,470
3.000%, 08/01/2042	36,785,238	36,331,198
3.000%, 02/01/2043	11,627,002	11,483,178
3.000%, 06/01/2043	19,163,600	18,926,388
3.000%, 08/01/2043	28,984,153	28,625,378
Federal Home Loan Mortgage Corporation (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	4,513	5,171
Series 136, Class E, 6.000%, 04/15/2021	8,035	8,617
Series 2804, Class VC, 5.000%, 07/15/2021	154,678	165,595
Series 1122, Class G, 7.000%, 08/15/2021	9,383	10,299
Series 1186, Class I, 7.000%, 12/15/2021	18,673	21,185
Federal National Mortgage Association (FNMA):
Series 1989-94, Class G, 7.500%, 12/25/2019	5,011	5,491
Series 1990-15, Class J, 7.000%, 02/25/2020	16,424	17,768
Series 1991-21, Class J, 7.000%, 03/25/2021	3,262	3,610
Series 1991-43, Class J, 7.000%, 05/25/2021	63,918	71,286
Series 1991-65, Class Z, 6.500%, 06/25/2021	67,379	72,249
5.000%, 11/01/2021	533,152	567,487
Series 1992-129, Class L, 6.000%, 07/25/2022	117,563	128,321
5.500%, 03/01/2023	288,673	322,964
Series 1993-32, Class H, 6.000%, 03/25/2023	26,874	29,402
Series 1993-58, Class H, 5.500%, 04/25/2023	133,783	145,033
5.500%, 07/01/2023	137,663	154,016
5.500%, 12/01/2023	199,701	223,950
6.000%, 03/01/2026	43,861	49,699
5.000%, 06/01/2026	11,178,565	12,072,841
3.000%, 04/01/2027	23,817,912	24,771,589
2.500%, 12/01/2027	24,257,493	24,674,971
5.000%, 05/01/2028	124,876	138,762
6.500%, 09/01/2028	29,465	33,651
6.500%, 02/01/2029	63,369	71,451
4.500%, 07/01/2030	12,849,960	14,051,593
4.000%, 11/01/2031	12,190,033	13,118,331
5.500%, 01/01/2032	26,037	29,285
5.500%, 04/01/2034	2,071,468	2,328,873
5.500%, 04/01/2034	1,988,791	2,235,741
Series 2004-90, Class LH, 5.000%, 04/25/2034	3,610,975	3,769,862
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	217,256	225,368
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	120,652	122,181
5.500%, 09/01/2034	64,702	72,741
5.500%, 02/01/2035	32,232	36,222
5.000%, 04/01/2035	3,746,613	4,171,290
5.000%, 07/01/2035	11,020,151	12,269,695
5.000%, 02/01/2036	5,912,494	6,576,586
5.000%, 03/01/2036	2,322,303	2,583,084
5.500%, 04/01/2036	11,024,870	12,341,912
6.000%, 08/01/2037	168,362	184,575
5.000%, 06/01/2040	15,416,569	17,147,565
4.000%, 08/01/2040	2,789,024	2,964,080
4.500%, 08/01/2040	14,375,825	15,575,422
4.000%, 10/01/2040	1,936,310	2,057,845
4.000%, 12/01/2040	7,229,417	7,702,228
3.500%, 01/01/2041	4,319,640	4,453,482
4.000%, 01/01/2041	10,003,752	10,631,650
3.500%, 02/01/2041	4,701,651	4,847,329
3.500%, 03/01/2041	5,763,707	5,942,293
4.500%, 07/01/2041	3,863,663	4,186,068
4.000%, 09/01/2041	8,978,970	9,544,297
4.000%, 12/01/2041	37,383,089	39,760,521
3.000%, 05/01/2042	6,088,935	6,022,253
3.500%, 06/01/2042	13,656,309	14,079,443
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	40,717	45,877
6.500%, 01/20/2029	19,119	22,182
6.000%, 11/20/2033	31,380	36,291
4.500%, 05/20/2040	4,773,193	5,229,067
4.500%, 07/20/2040	26,701,095	29,256,436
5.000%, 07/20/2040	2,082,987	2,314,743
4.500%, 01/20/2041	18,569,158	20,345,572
4.000%, 06/20/2042	37,560,959	40,264,669
3.500%, 09/20/2042	20,046,410	20,920,744
		613,346,114	17.9%
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	1,144,436	1,185,864
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	268,031	274,404
Series 2004-8, Class 3A1, 5.500%, 09/25/2019	1,500,315	1,567,478
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	46,450	48,301
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	775,404	796,211
Series 2005-8, Class 5A1, 5.500%, 09/25/2020	191,673	196,060
Series 2006-2, Class 6A1, 5.500%, 03/25/2021	194,542	199,916
Series 2007-1, Class 1A1, 5.829%, 04/25/2022	799,779	813,731
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	2,419,757	2,275,293
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	276,455	285,094
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	455,603	386,792
Bank of America Mortgage Trust,
Series 2003-L, Class 2A1, 2.836%, 01/25/2034	5,914,339	5,939,741
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 2.639%, 09/25/2036 §	650,586	579,672
Citicorp Mortgage Securities Trust,
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	2,974,231	3,117,657
Citigroup Mortgage Loan Trust. Inc.:
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	185,052	182,454
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	8,528,962	8,013,659
Countrywide Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	2,806,735	2,851,780
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	688,593	684,797
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	735,162	667,957
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022	307,820	324,557
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	857,290	799,787
Series 2006-J2, Class A3, 6.000%, 04/25/2036 §	160,210	143,111
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	994,904	813,450
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	1,483,135	1,393,665
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	689,502	688,998
Deutsche Alt-A Securities Inc Mortgage Loan Trust,
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	1,110,920	1,089,856
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	539,351	461,430
First Frankin Mortgage Loan Trust,
Series 2006-FF3, Class A2B, 0.552%, 02/25/2036	1,600,946	1,539,079
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	268,177	266,146
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	908,383	802,698
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	1,724,441	1,771,724
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	9,351,314	9,707,309
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	2,301,232	2,334,888
Series 2006-A1, Class 2A1, 2.523%, 03/25/2036 §	179,833	143,601
Series 2006-S3, Class A3A, 6.000%, 08/25/2036	224,145	214,204
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	577,178	574,520
Series 2006-S1, Class 2A2, 6.000%, 04/25/2036	376,039	375,326
Series 2006-A7, Class 2A2, 2.626%, 01/25/2037	5,570,763	4,979,159
Series 2006-A7, Class 2A4R, 2.626%, 01/25/2037 §	2,332,685	2,099,918
Series 2007-A2, Class 2A3, 2.575%, 04/25/2037	10,949,128	9,470,185
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	179,294	182,626
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	544,063	568,251
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	1,063,839	1,107,625
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	74,723	79,673
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	6,516,308	7,120,083
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	5,713,749	5,852,531
Series 2005-6, Class 1A5, 5.500%, 12/25/2035	6,574,847	6,012,816
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	2,009,332	2,057,941
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	1,733,835	1,774,764
Series 2004-QS5, Class A5, 4.750%, 04/25/2034	8,956	9,218
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	595,743	589,719
Series 2005-QS5, Class A1, 0.552%, 04/25/2035	5,457,159	4,401,679
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.000%, 05/25/2043	19,002,766	17,664,762
Structured Asset Securities Corp.,
Series 2003-31A, Class 2A7, 2.428%, 10/25/2033	3,977,593	3,987,704
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	717,088	756,656
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	85,577	88,039
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	78,291	80,165
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	169,656	175,275
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	49,047	51,305
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	243,449	255,366
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	11,111,159	11,912,785
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	8,433,018	9,183,345
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	127,439	114,392
		144,087,192	4.2%
Asset Backed Securities
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.302%, 09/25/2036	14,510,819	12,511,780
ACE Securities Corp Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.302%, 04/25/2036	20,120,352	18,952,084
AMRESCO Residential Securities Corp Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	7,862	7,671
Bank of America Funding Trust,
Series 2005-C, Class A1, 0.393%, 05/20/2035	19,869,928	18,473,072
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	864,190	918,242
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	150,000	125,272
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE4, Class 1A1, 0.272%, 05/25/2037 §	3,976,110	4,047,303
Carrington Mortgage Loan Trust:
Series 2006-NC1, Class A3, 0.362%, 01/25/2036	10,518,015	10,019,345
Series 2006-OPT1, Class A3, 0.332%, 02/25/2036	2,983,081	2,819,746
Series 2006-NC2, Class A2, 0.242%, 06/25/2036	3,256,789	3,183,475
Series 2007-HE1, Class A1, 0.252%, 06/25/2037	1,445,456	1,417,132
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	7,628,080
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A3, 0.302%, 01/25/2037	8,294,778	8,105,516
Citigroup Mortgage Loan Trust. Inc.,
Series 2006-WFH3, Class A3, 0.302%, 10/25/2036	2,271,811	2,260,336
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	4,198	4,327
Series 1997-1, Class A5, 6.860%, 03/15/2028	2,252	2,276
Series 1997-4, Class A5, 6.880%, 02/15/2029	15,442	15,976
Series 1997-5, Class A6, 6.820%, 05/15/2029	122,136	124,042
Series 1998-3, Class A5, 6.220%, 03/01/2030	427,884	454,514
Series 1998-4, Class A5, 6.180%, 04/01/2030	187,300	192,370
Countrywide Asset-Backed Certificates:
Series 2005-1, Class AF4, 5.147%, 02/25/2033	819,588	826,448
Series 2004-12, Class AF6, 4.634%, 03/25/2035	569,848	578,721
Series 2004-15, Class AF6, 4.613%, 04/25/2035	526,018	511,027
Series 2005-7, Class AF6, 4.693%, 10/25/2035	1,530,010	1,523,118
Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,471,270	1,481,428
Series 2005-10, Class AF6, 4.915%, 02/25/2036	3,389,556	3,370,585
Series 2005-13, Class AF3, 5.046%, 04/25/2036	1,501,384	1,285,300
Series 2006-S9, Class A3, 5.728%, 08/25/2036	165,370	161,695
Series 2006-13, Class 1AF3, 5.011%, 01/25/2037 §	168,779	197,453
Series 2006-10, Class 1AF3, 5.020%, 09/25/2046 §	1,286,783	819,774
Series 2006-9, Class 1AF3, 5.319%, 10/25/2046 §	560,719	433,860
Series 2007-4, Class A3, 5.714%, 04/25/2047 §	547,589	424,108
Series 2006-24, Class 2A2, 0.272%, 06/25/2047	3,753,472	3,735,774
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.296%, 12/25/2035	1,625,372	1,529,303
CWHEQ Home Equity Loan Trust:
Series 2007-S1, Class A6, 5.693%, 11/25/2036	89,086	85,610
Series 2007-S2, Class A2, 5.649%, 05/25/2037	14,972	14,985
GE Capital Mortgage Services Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	1,953	1,943
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.952%, 06/25/2034	5,912,124	5,713,962
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.322%, 08/25/2036	1,205,649	1,178,494
J.P. Morgan Mortgage Acquisition Corp,
Series 2007-CH1, Class AV5, 0.390%, 11/25/2036	10,000,000	9,278,250
J.P. Morgan Mortgage Acquisition Trust,
Series 2007-CH3, Class A3, 0.302%, 03/25/2037	16,845,622	16,552,592
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.352%, 01/25/2036	3,123,495	2,947,489
Luminent Mortgage Trust,
Series 2005-1, Class A1, 0.412%, 11/25/2035	2,596,643	2,339,812
Morgan Stanley Capital I Inc. Trust,
Series 2006-HE1, Class A3, 0.332%, 01/25/2036	5,217,867	5,159,103
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A3, 0.322%, 02/25/2036	8,435,507	8,333,319
MortgageIT Trust,
Series 2005-5, Class A1, 0.412%, 12/25/2035	11,859,691	11,096,342
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.320%, 09/25/2036	5,073,511	5,056,164
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	27,305	28,463
Option One Mortgage Loan Trust,
Series 2005-4, Class A3, 0.412%, 11/25/2035	594,246	583,890
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032	3,231,063	3,212,368
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033	38,262	38,478
Series 2004-RS4, Class AI6, 5.072%, 04/25/2034	2,333,642	2,386,847
RASC Series Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	57,539	55,413
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033	95,005	91,157
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	138,996	135,373
Series 2006-2, Class AF3, 5.797%, 08/25/2036	16,730,307	11,068,001
Series 2006-3, Class AF2, 5.580%, 11/25/2036	5,222,116	3,362,134
Series 2007-1, Class AF2, 5.512%, 04/25/2037	487,971	272,020
Series 2007-1, Class AF3, 5.612%, 04/25/2037	292,782	166,152
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,483,850	810,770
Soundview Home Equity Loan Trust,
Series 2005-OPT4, Class 2A3, 0.672%, 12/25/2035	14,216,648	13,768,639
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.822%, 10/25/2035	4,760,105	4,625,637
Springleaf Mortgage Loan Trust,
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012, Cost $3,367,262) *	3,367,644	3,410,500
		219,915,060	6.4%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	10,756,420	11,138,219
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.401%, 07/15/2044	18,103,731	18,824,043
COMM Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	19,637,853	20,304,617
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	25,842,000	26,575,732
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	28,450,000	28,752,338
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	11,721,863	12,063,942
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,000,000	2,215,614
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A4, 5.489%, 11/10/2045	12,795,000	13,398,348
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C2, Class A4, 5.301%, 08/10/2038	1,674,719	1,677,356
GS Mortgage Securities Corp II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	28,185,000	27,590,437
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	24,965,000	25,695,101
J.P. Morgan Chase Commercial Mortgage Trust,
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	12,075,000	11,915,574
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4, 2.858%, 11/15/2045	25,410,000	24,990,633
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.376%, 11/14/2042	19,362,227	20,079,636
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.455%, 12/15/2044	8,000,000	8,389,376
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	14,000,000	14,491,386
		268,102,352	7.9%
Total Long-Term Investments (Cost $3,316,368,541)		3,384,412,538	99.0%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «	47,543,180	47,543,180
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	66,000,000	66,000,000
Total Short-Term Investments (Cost $113,543,180)		113,543,180	3.3%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «	229,724,869	229,724,869
Total Investment Companies (Cost $229,724,869)		229,724,869	6.7%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $229,724,869)		229,724,869	6.7%
Total Investments (Cost $3,659,636,590)		3,727,680,587	109.0%
Liabilities in Excess of Other Assets		(307,728,567)	(9.0)%
TOTAL NET ASSETS		$3,419,952,020	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2014.
f	Foreign Security
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of ethics.
Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:       September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:       September 8, 2014

By:          /s/Dominick Zarcone
Dominick Zarcone, Treasurer

Date:       September 8, 2014